UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23669

Nuveen Multi-Asset Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

Nuveen

Closed-End Funds

This semi-annual report contains the Funds’ unaudited financial statements.

Nuveen Multi-Asset Income Fund	NMAI

Nuveen Real Asset Income and Growth Fund	JRI

Nuveen Real Estate Income Fund	JRS

Semi-Annual Report

IMPORTANT DISTRIBUTION NOTICE

for Shareholders of the Nuveen Real Estate Income Fund (JRS)

Semi-Annual Shareholder Report for the period ending June 30, 2025

The Nuveen Real Estate Income Fund (JRS) seek to offer attractive cash flow to its shareholders, by converting the expected long-term total return potential of the Fund’s investments in REITs into regular quarterly distributions. Following is a discussion of the Managed Distribution Policy the Fund uses to achieve this.

The Fund pays quarterly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Fund’s regular common share distributions (presently $0.1700 per share) may be derived from a variety of sources, including:

•	distributions from portfolio companies (REITs),

•	realized capital gains or,

•	Possibly, returns of capital representing in certain cases unrealized capital appreciation.

Such distributions are sometimes referred to as “managed distributions.” The Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by the Fund over an extended period of time. The Adviser may consider many factors when making such projections, including, but not limited to, long- term historical returns for the asset classes in which the Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the Fund’s Managed Distribution Policy could change.

When it pays a distribution, the Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long- term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website (www.nuveen.com/cef), and by sending it in written form.

You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Managed Distribution Policy. The Fund’s actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Fund’s actual total returns. The Managed Distribution Policy provides that the Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause the Fund to terminate its Managed Distribution Policy.

Table

of Contents

Important Notices

Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.

Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial Statements section of this report.

Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.

Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www. nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

JRI - Portfolio manager updates: Effective February 11, 2025, James Kim has been added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.

Common Share Information

NMAI and JRI DISTRIBUTION INFORMATION

The following information regarding the distributions for NMAI and JRI are as of June 30, 2025, and likely will vary over time based on the Fund’s investment activities and portfolio investment value changes.

Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, Each Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.

Actual amounts and sources for tax reporting purposes will be determined as of each Fund’s fiscal year-end and reported to shareholders on Form 1099-DIV.

Because distribution source estimates are updated throughout the current fiscal year based on a Fund’s performance, these estimates may differ from both the tax information reported to you in the Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.

The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2025 will be made in early 2026 and reported to you on Form 1099-DIV. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds.

Data as of June 30, 2025

	Per Share Estimated Sources of Distribution					Estimated Percentage of Distributions
	Per Share Distribution	Net Investment Income	Long-Term Gains	Short-Term Gains	Return of Capital	Net Investment Income	Long-Term Gains	Short-Term Gains	Return of Capital
NMAI (FYE 12/31)

Current Distribution	$0.1260	$0.0509	$0.0188	$0.0000	$0.0563	40.40%	14.90%	0.00%	44.70%

Fiscal YTD	$0.6695	$0.2702	$0.1000	$0.0000	$0.2993	40.40%	14.90%	0.00%	44.70%

JRI (FYE 12/31)

Current Distribution	$0.1335	$0.0692	$0.0000	$0.0000	$0.0643	51.80%	0.00%	0.00%	48.20%

Fiscal YTD	$0.8010	$0.4149	$0.0000	$0.0000	$0.3861	51.80%	0.00%	0.00%	48.20%

JRS DISTRIBUTION INFORMATION

The following 19(a) Notice presents JRS’s most current distribution information as of May 31, 2025 as required by certain exempted regulatory relief the Fund has received.

Because the ultimate tax character of your distributions depends on the Fund’s performance for its entire fiscal year (which is the calendar year for the Fund) as well as certain fiscal year-end (FYE) tax adjustments, estimated distribution source information you receive with each distribution may differ from the tax information reported to you on your Fund’s IRS Form 1099 statement.

JRS makes regular cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable

Common Share Information (continued)

distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.

DISTRIBUTION INFORMATION - AS OF May 31, 2025

This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Managed Distribution Policy.

The following table provides estimates of the Fund’s distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Fund attributes these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. It is estimated that the Fund has distributed more than its income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in this notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.

Data as of May 31, 2025

	Per Share Estimated Sources of Distribution[1]					Estimated Percentage of Distributions1
JRS (FYE 12/31)	Per Share Distribution	Net Investment Income	Long-Term Gains	Short-Term Gains	Return of Capital	Net Investment Income	Long-Term Gains	Short-Term Gains	Return of Capital

Current Quarter	$0.1700	$0.0328	$0.0000	$0.0000	$0.1372	19.30%	0.00%	0.00%	80.70%

Fiscal YTD	$0.3400	$0.0657	$0.0000	$0.0000	$0.2743	19.30%	0.00%	0.00%	80.70%

1 Net investment income (NII) is a projection through the end of the current calendar quarter using actual data through the stated month-end date above. Capital gain amounts are as of the stated date above. JRS owns REIT securities which attribute their distributions to various sources including NII, gains, and return of capital. The estimated per share sources above include an allocation of the NII based on prior year attributions which can be expected to differ from the actual final attributions for the current year.

The following table provides information regarding the JRS’s distributions and total return performance over various time periods. This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet its distributions.

Data as of May 31, 2025

				Annualized		Cumulative

JRS (FYE 12/31) Inception Date	Quarterly Distribution	Fiscal YTD Distribution	Net Asset Value (NAV)	5-Year Return on NAV	Fiscal YTD Dist Rate on NAV[1]	Fiscal YTD Return on NAV	Fiscal YTD Dist Rate on NAV[1]
Nov 2001	$0.1700	$0.3400	$8.55	7.62%	7.95%	(3.57)%	3.98%

1 As a percentage of 5/3 1/25 NAV.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center- closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

The Funds’ Board of Trustees authorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of June 30, 2025 (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired common shares as shown in the accompanying table.

	NMAI	JRI	JRS

Common shares cumulatively repurchased and retired	0	243,500	0

Common shares authorized for repurchase	3,340,000	2,740,000	2,885,000

About the Funds’ Benchmarks

Bloomberg Global Capital Securities Index: An index designed to measure the performance of fixed-rate, investment grade capital securities denominated in USD, EUR and GBP. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage- backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Bloomberg U.S. Corporate High Yield Bond Index: An index designed to measure the performance of the USD- denominated, fixed rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

FTSE EPRA Nareit (Financial Times Stock Exchange – European Public Real Estate Association/National Association of Real Estate Investment Trusts) Developed Index (Net): An index designed to measure the performance of listed real estate companies and REITs worldwide. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

FTSE Nareit (Financial Times Stock Exchange National Association of Real Estate Investment Trusts) Preferred Stock Index: An index designed to measure the performance of U.S. publicly traded REITs preferred stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

FT Wilshire U.S. Diversified REIT Index: An index designed to measure the performance of U.S. publicly traded real estate securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

FT Wilshire U.S. REIT Index: An index designed to measure the performance of the mainstream US REIT investment universe. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index: An index designed to measure the performance of the energy and utilities subgroups of the ICE BofA U.S. All Capital Securities Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI ACWI Index (Net): An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Global Infrastructure Index (Net): An index designed to measure the performance of listed infrastructure companies from around the world. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Wells Fargo Hybrid & Preferred Securities REIT Index (discontinued on April 1, 2021): An index designed to measure the performance of preferred securities issued in the U.S. market by REITs (index was discontinued on April 1, 2021). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Wilshire U.S. Real Estate Securities Index (WILRESI) (discontinued on January 1, 2025): An index designed to measure the performance of U.S. publicly-traded real estate securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.

Fund Performance

Performance data for each Fund shown below represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.

Impact of Leverage

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through bank borrowings and reverse repurchase agreements. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer- term periods.

Leverage Ratios

Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.

Holding Summaries

The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

For financial reporting purposes NMAI uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Performance, Leverage and Holdings Summaries (continued)

For financial reporting purposes JRI and JRS use the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

NMAI	Nuveen Multi-Asset Income Fund Fund Performance, Leverage and Holdings Summaries June 30, 2025

Performance*

		Total Returns as of June 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception
NMAI at Common Share NAV	11/22/21	9.25%	12.86%	1.58%
NMAI at Common Share Price	11/22/21	9.64%	14.06%	0.62%
S&P 500® Index	–	6.20%	15.16%	9.78%
NMAI Blended Benchmark	–	7.26%	12.62%	5.14%
NMAI Blended Benchmark (old)	–	7.32%	13.26%	5.86%

* For purposes of Fund performance, relative results are measured against the NMAI Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 50% MSCI ACWI Index (Net), 2) 35% Bloomberg U.S. Corporate High Yield Bond Index, and 3) 15% Bloomberg U.S. Aggregate Bond Index. Previously, the NMAI Blended Benchmark (old) consisted of: 1) 50% MSCI ACWI Index (Net) and 2) 50% Bloomberg U.S. Corporate High Yield Bond Index. The Fund’s investment adviser believes the new NMAI Blended Benchmark better reflects the securities in which the Fund primarily invests as well as the principal investment strategies employed by the Fund.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$13.82	$12.63	(8.61)%	(8.68)%

Fund Performance, Leverage and Holdings June 30, 2025 (continued)

Leverage and Holdings

Leverage
Effective Leverage	28.88%
Regulatory Leverage	24.83%

Fund Allocation
(% of net assets)
Common Stocks	66.0%
Corporate Bonds	19.5%
Mortgage-Backed Securities	15.2%
Emerging Market Debt and Foreign Corporate Bonds	14.3%
Variable Rate Senior Loan Interests	12.4%
U.S. Government and Agency Obligations	5.1%
Exchange-Traded Funds	4.8%
Preferred Stock	1.5%
Asset-Backed Securities	0.5%
Common Stock Rights	0.0%
Repurchase Agreements	0.1%
Other Assets & Liabilities, Net	1.2%
Reverse Repurchase Agreements, including accrued interest	(7.6)%
Borrowings	(33.0)%
Net Assets	100%

Bond Credit Quality
(% of total fixed-income investments)
AAA	18.1%
AA	2.9%
A	1.2%
BBB	17.8%
BB or Lower	36.3%
N/R (not rated)	23.7%
Total	100%

Portfolio Composition[1]
(% of total investments)
Banks	7.5%
Capital Goods	6.4%
Software & Services	5.0%
Financial Services	4.8%
Energy	4.3%
Semiconductors & Semiconductor Equipment	4.2%
Utilities	4.1%
Media & Entertainment	3.8%
Materials	3.6%
Exchange-Traded Funds	3.4%
Health Care Equipment & Services	3.4%
Pharmaceuticals, Biotechnology & Life Sciences	3.0%
Consumer Discretionary Distribution & Retail	2.8%
Insurance	2.6%
Technology Hardware & Equipment	2.5%
Food, Beverage & Tobacco	2.4%
Consumer Services	1.8%
Consumer Durables & Apparel	1.7%
Transportation	1.6%
Consumer Staples Distribution & Retail	1.2%
Other	4.7%
Mortgage-Backed Securities	10.9%
Emerging Market Debt and Foreign Corporate Bonds	10.2%
U.S. Government and Agency Obligations	3.6%
Asset-Backed Securities	0.4%
Repurchase Agreements	0.1%
Total	100%

Top Five Issuers
(% of total investments)
Fannie Mae Pool	6.5%
iShares Core MSCI Emerging Markets ETF	3.4%
Microsoft Corp	2.1%
United States Treasury Inflation Indexed Bonds	1.9%
JPMorgan Chase & Co	1.5%

Country Allocation[2]
(% of total investments)
United States	74.0%
Japan	3.3%
United Kingdom	3.1%
France	2.5%
Germany	2.2%
Spain	1.6%
Canada	1.3%
Switzerland	1.2%
Netherlands	1.1%
Mexico	1.1%
Australia	0.7%
Other	7.9%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2	Includes 7.2% (as a percentage of total investments) in emerging market countries.

JRI	Nuveen Real Asset Income and Growth Fund Fund Performance, Leverage & Holdings Summaries June 30, 2025

Performance*

			Total Returns as of June 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
JRI at Common Share NAV	4/25/12	9.13%	16.03%	8.74%	4.70%
JRI at Common Share Price	4/25/12	18.34%	25.41%	13.28%	6.64%
MSCI World Index (Net)	–	9.47%	16.26%	14.55%	10.66%
JRI Blended Benchmark	–	5.94%	12.75%	6.78%	4.96%

* For purposes of Fund performance, relative results are measured against the JRI Blended Benchmark. Effective April 1, 2021, the JRI Blended benchmark consists of: 1) 25% FTSE EPRA Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 13% FTSE Nareit Preferred Stock Index and 5) 20% Bloomberg U.S. Corporate High Yield Bond Index. Through March 31, 2021, the JRI Blended Benchmark consisted of 1) 21% FTSE EPRA Nareit Developed Index (Net), 2) 28% S&P Global Infrastructure Index (Net), 3) 15% Bloomberg Global Capital Securities Index, 4) 18% Wells Fargo Hybrid & Preferred Securities REIT Index, and 5) 18% Bloomberg U.S. Corporate High Yield Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$13.56	$13.50	(0.44)%	(3.77)%

Fund Performance, Leverage and Holdings June 30, 2025 (continued)

Leverage and Holdings

Leverage
Effective Leverage	31.49%
Regulatory Leverage	31.49%

Fund Allocation (% of net assets)
Common Stocks	69.6%
Corporate Bonds	48.3%
Preferred Stock	15.9%
Variable Rate Senior Loan Interests	4.9%
Mortgage-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Investment Companies	1.0%
Repurchase Agreements	1.0%
Other Assets & Liabilities, Net	1.2%
Borrowings	(46.0)%
Net Assets	100%

Portfolio Credit Quality
(% of total long-term fixed-income investments)
AA	0.3%
A	2.5%
BBB	22.7%
BB or Lower	21.2%
N/R (not rated)	53.3%
Total	100%

Portfolio Composition
(% of total investments)
Utilities	27.0%
Common Stocks	24.9%
Energy	16.3%
Equity Real Estate Investment Trusts (REITs)	11.3%
Transportation	3.7%
Telecommunication Services	2.6%
Real Estate Management & Development	2.5%
Consumer Services	1.7%
Health Care Equipment & Services	1.6%
Mortgage-Backed Securities	1.5%
Media & Entertainment	1.4%
Financial Services	1.1%
Capital Goods	1.0%
Investment Companies	0.7%
Preferred Stock	0.5%
Consumer Discretionary Distribution & Retail	0.5%
Materials	0.4%
Automobiles & Components	0.2%
Technology Hardware & Equipment	0.2%
Commercial & Professional Services	0.1%
Food, Beverage & Tobacco	0.1%
Repurchase Agreements	0.7%
Total	100%

Country Allocation[1]
(% of total investments)
United States	67.4%
Canada	10.9%
United Kingdom	5.1%
Italy	2.7%
Japan	2.2%
Australia	2.0%
France	2.0%
Singapore	1.9%
Mexico	1.2%
Hong Kong	1.1%
Belgium	0.7%
Other	2.8%
Total	100%

Top Five Issuers
(% of total investments)
Enbridge Inc	2.6%
Energy Transfer LP	2.4%
National Grid PLC	1.9%
Dominion Energy Inc	1.7%
Evergy Inc	1.7%

1	Includes 1.9% (as a percentage of total investments) in emerging market countries.

JRS	Nuveen Real Estate Income Fund Fund Performance, Leverage & Holdings Summaries June 30, 2025

Performance*

			Total Returns as of June 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
JRS at Common Share NAV	11/15/01	(4.03)%	5.67%	7.26%	5.31%
JRS at Common Share Price	11/15/01	(5.97)%	10.29%	9.78%	6.04%
FT Wilshire U.S. REIT Index	–	(0.25)%	8.62%	8.52%	6.42%
FT Wilshire US Diversified REIT Index	–	1.74%	11.25%	9.15%	6.64%
JRS Blended Benchmark	–	(0.74)%	7.84%	6.63%	5.32%

* For purposes of Fund performance, relative results are measured against the JRS Blended Benchmark. Effective January 1, 2025, the JRS Blended Benchmark consisted of: 1) 60% FT Wilshire U.S. REIT Index and 2) 40% FTSE Nareit Preferred Stock Index. Through December 31, 2024, the JRS Blended Benchmark consisted of: 1) 60% Wilshire U.S. Real Estate Securities Index and 2) 40% FTSE Nareit Preferred Stock Index. Through March 31, 2021, the JRS Blended Benchmark consisted of 1) 60% Wilshire U.S. Real Estate Securities Index and 2) 40% Wells Fargo Hybrid & Preferred Securities REIT Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$8.34	$7.78	(6.71)%	(6.51)%

Fund Performance, Leverage and Holdings June 30, 2025 (continued)

Leverage and Holdings

Leverage
Effective Leverage	29.83%
Regulatory Leverage	29.83%

Fund Allocation
(% of net assets)
Common Stocks	101.4%
Preferred Stock	38.4%
Convertible Preferred Securities	0.8%
Repurchase Agreements	2.2%
Other Assets & Liabilities, Net	(0.3)%
Borrowings	(42.5)%
Net Assets	100%

Portfolio Credit Quality
(% of total long-term fixed-income
investments)
AA	2.0%
A	3.3%
BBB	13.4%
BB or Lower	4.9%
N/R (not rated)	76.4%
Total	100%

Portfolio Composition[1]
(% of total investments)
Equity Real Estate Investment Trusts (REITs)	26.9%
Retail REITs	13.9%
Health Care REITs	10.6%
Multi-Family Residential REITs	9.4%
Data Center REITs	8.4%
Industrial REITs	8.2%
Self-Storage REITs	5.9%
Office REITs	4.9%
Single-Family Residential REITs	4.2%
Hotel & Resort REITs	2.0%
Other	4.1%
Repurchase Agreements	1.5%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.

Portfolio of Investments June 30, 2025

NMAI

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 139.3% (99.9% of Total Investments)
		ASSET-BACKED SECURITIES - 0.5% (0.4% of Total Investments)
$300,000	(a)	Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A	1.660%	02/20/28	$288,187
284,250	(a)	Domino’s Pizza Master Issuer LLC, Series 2018 1A	4.328	07/25/48	281,944
306,000		Ford Credit Auto Owner Trust 2024-D, Series 2024 D	4.610	08/15/29	309,062
250,000	(a)	Hertz Vehicle Financing III LLC, Series 2023 3A	5.940	02/25/28	254,004
250,000	(a),(b)	Industrial DPR Funding Ltd, Series 2022 1A	5.380	04/15/34	223,423
131,223	(a)	MVW 2020-1 LLC, Series 2020 1A	1.740	10/20/37	127,205
130,931	(a)	OneMain Financial Issuance Trust 2022-2, Series 2022 2A	4.890	10/14/34	130,895
125,000	(a)	PenFed Auto Receivables Owner Trust 2022-A, Series 2022 A	4.600	12/15/28	124,870
300,000	(a)	PFS Financing Corp, Series 2025 B	4.850	02/15/30	303,678
330,147	(a)	Sierra Timeshare 2024-3 Receivables Funding LLC, Series 2024 3A	4.830	08/20/41	331,401

		TOTAL ASSET-BACKED SECURITIES (Cost $2,384,532)			2,374,669

SHARES		DESCRIPTION		MATURITY	VALUE

		COMMON STOCK RIGHTS - 0.0% (0.0% of Total Investments)
		CAPITAL GOODS - 0.0%
41	(b)	Hanwha Aerospace Co Ltd		7/02/25	4,982

		TOTAL CAPITAL GOODS			4,982

		TOTAL COMMON STOCK RIGHTS (Cost $0)			4,982

SHARES		DESCRIPTION			VALUE

		COMMON STOCKS - 66.0% (47.4% of Total Investments)
		AUTOMOBILES & COMPONENTS - 0.4%
2,480	(c),(d)	Tesla Inc			787,797
64,900		Toyota Motor Corp			1,117,772

		TOTAL AUTOMOBILES & COMPONENTS			1,905,569

		BANKS - 6.8%
157,603		Banco Bilbao Vizcaya Argentaria SA			2,426,814
310,845		Banco Santander SA			2,574,069
22,532	(c)	Bank of America Corp			1,066,214
502,000		Bank Rakyat Indonesia Persero Tbk PT			115,741
456,082		Barclays PLC			2,107,448
9,044		Commonwealth Bank of Australia			1,100,730
7,149		Fifth Third Bancorp			294,038
68,400		Grupo Financiero Banorte SAB de CV			625,221
9,319		HDFC Bank Ltd, ADR, ADR			714,488
81,944		ING Groep NV			1,796,023
25,021		JPMorgan Chase & Co			7,253,838
2,300		M&T Bank Corp			446,177
200,100		Mitsubishi UFJ Financial Group Inc			2,728,081
43,288		Nordea Bank Abp			642,295
2,775		PNC Financial Services Group Inc/The			517,316
96,300		Sumitomo Mitsui Financial Group Inc			2,424,926
3,557		UniCredit SpA			238,616
53,135	(e)	Wells Fargo & Co			4,257,176

		TOTAL BANKS			31,329,211

		CAPITAL GOODS - 6.9%
16,325		Airbus SE			3,415,201
3,722	(c),(d)	Boeing Co/The			779,871
3,746	(c)	Caterpillar Inc			1,454,235
10,535		Cie de Saint-Gobain SA			1,237,602
752		Deere & Co			382,384
2,946		Dover Corp			539,796
4,366		Eaton Corp PLC			1,558,618
8,570		Emerson Electric Co			1,142,638
1,467		Ferrovial SE			78,254

See Notes to Financial Statements	17

Portfolio of Investments June 30, 2025 (continued)

NMAI

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)
147,800	(d)	Hitachi Ltd	$4,295,708
9,931	(c)	Honeywell International Inc	2,312,731
2,900		Howmet Aerospace Inc	539,777
13,617		Infratil Ltd	87,867
4,319		Masco Corp	277,971
33,400		Mitsubishi Electric Corp	718,399
1,590		Northrop Grumman Corp	794,968
1,759		Parker-Hannifin Corp	1,228,609
1,698		Rheinmetall AG	3,595,851
9,476		RTX Corp	1,383,686
9,279		Siemens AG	2,383,389
3,428		Trane Technologies PLC	1,499,441
890		United Rentals Inc	670,526
4,215		Vinci SA	621,588
2,700		Westinghouse Air Brake Technologies Corp	565,245

		TOTAL CAPITAL GOODS	31,564,355

		COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,033	(d)	Casella Waste Systems Inc, Class A	119,188
49,537		Cleanaway Waste Management Ltd	88,766
2,684		GFL Environmental Inc	135,435
3,752		Republic Services Inc	925,280
5,500		Veralto Corp	555,225
2,256		Waste Connections Inc	421,240
1,184		Waste Management Inc	270,923

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,516,057

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
6,193		Alibaba Group Holding Ltd, Sponsored ADR, ADR	702,348
30,391	(d),(e)	Amazon.com Inc	6,667,481
1	(b),(d)	Belk Inc	8
5,875		Home Depot Inc/The	2,154,010
1,061	(d)	JOANN Inc	11
2,415		Lowe’s Cos Inc	535,816
22,461	(d)	O’Reilly Automotive Inc	2,024,410
8,789		TJX Cos Inc/The	1,085,354

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	13,169,438

		CONSUMER DURABLES & APPAREL - 1.8%
8,420		Cie Financiere Richemont SA	1,593,340
2,443		Kering SA	532,221
2,743		LVMH Moet Hennessy Louis Vuitton SE	1,435,632
8,038		Moncler SpA	458,500
11,443		NIKE Inc, Class B	812,911
73	(d)	NVR Inc	539,153
117,100		Sony Group Corp	3,044,635

		TOTAL CONSUMER DURABLES & APPAREL	8,416,392

		CONSUMER SERVICES - 0.8%
83,128	(d)	24 Hour Fitness Worldwide Inc	582
174,789	(d)	24 Hour Fitness Worldwide Inc	1,224
88		Booking Holdings Inc	509,453
96	(d)	Crown Finance US Inc	2,235
17,892	(d)	Crown Finance US Inc	416,633
3,429		Hilton Worldwide Holdings Inc	913,280
2,481		McDonald’s Corp	724,874
14,274		Starbucks Corp	1,307,926

		TOTAL CONSUMER SERVICES	3,876,207

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
825		Casey’s General Stores Inc	420,973
3,195	(c)	Costco Wholesale Corp	3,162,858
38,691	(c)	Walmart Inc	3,783,206

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	7,367,037

18	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		ENERGY - 3.8%
39,573		BP PLC	$197,164
4,215		Cheniere Energy Inc	1,026,437
6,759		Chevron Corp	967,821
6,420		ConocoPhillips	576,131
5,772		Diamondback Energy Inc	793,073
1,045		DT Midstream Inc	114,856
12,001		Enbridge Inc	543,885
14,428	(e)	Energy Transfer LP	261,580
4,208		EOG Resources Inc	503,319
39,802		Exxon Mobil Corp	4,290,657
26,181	(e)	Kinder Morgan Inc	769,721
5,148	(e)	ONEOK Inc	420,231
8,640		Pembina Pipeline Corp	324,408
1,619		Plains All American Pipeline LP	29,660
8,158	(a)	Reliance Industries Ltd, Sponsored GDR, GDR	569,428
3,504	(a)	Reliance Industries Ltd, Sponsored GDR, GDR	244,341
78,417		Shell PLC	2,735,931
1,038		Targa Resources Corp	180,695
3,286		TC Energy Corp	160,421
9,468		TotalEnergies SE	578,709
7,368	(d)	Transocean Ltd	19,083
10,930	(c)	Valero Energy Corp	1,469,211
8,945		Williams Cos Inc/The	561,835

		TOTAL ENERGY	17,338,597

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
4,505		American Tower Corp	995,696
576		Crown Castle Inc	59,172
813		Digital Realty Trust Inc	141,730
78		Equinix Inc	62,047
5,900		Parkway Life Real Estate Investment Trust	19,041
14,553		Prologis Inc	1,529,812
1,844		Simon Property Group Inc	296,441

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	3,103,939

		FINANCIAL SERVICES - 3.2%
7,391		American Express Co	2,357,581
800		Ameriprise Financial Inc	426,984
3,383		Ares Management Corp, Class A	585,936
2,245	(c),(d)	Berkshire Hathaway Inc, Class B	1,090,554
597		Blackrock Inc	626,402
5,322		Charles Schwab Corp/The	485,579
950	(d)	Corpay Inc	315,229
5,506	(c),(d)	Fiserv Inc	949,289
1,250		Goldman Sachs Group Inc/The	884,688
3,694		Intercontinental Exchange Inc	677,738
4,969		KKR & Co Inc	661,026
3,857		Mastercard Inc, Class A	2,167,403
6,300		Nasdaq Inc	563,346
13,500		ORIX Corp	304,650
2,146		S&P Global Inc	1,131,564
5,600		SBI Holdings Inc	195,133
4,383	(c)	Visa Inc, Class A	1,556,184

		TOTAL FINANCIAL SERVICES	14,979,286

		FOOD, BEVERAGE & TOBACCO - 2.3%
36,899		British American Tobacco PLC	1,754,411
26,196	(c)	Coca-Cola Co/The	1,853,367
7,047		Fomento Economico Mexicano SAB de CV, Sponsored ADR, ADR	725,700
6,362		Heineken NV	555,039
12,358		Mondelez International Inc, Class A	833,424
14,556	(d)	Monster Beverage Corp	911,788
3,132		Nestle SA	311,403
2,521		PepsiCo Inc	332,873

See Notes to Financial Statements	19

Portfolio of Investments June 30, 2025 (continued)

NMAI

SHARES		DESCRIPTION	VALUE

		FOOD, BEVERAGE & TOBACCO (continued)
19,456		Philip Morris International Inc	$3,543,521

		TOTAL FOOD, BEVERAGE & TOBACCO	10,821,526

		HEALTH CARE EQUIPMENT & SERVICES - 2.4%
11,983		Abbott Laboratories	1,629,808
20,372	(c),(d)	Boston Scientific Corp	2,188,157
2,502		Cigna Group/The	827,111
2,741		Elevance Health Inc	1,066,139
3,542		EssilorLuxottica SA	972,607
1,450		HCA Healthcare Inc	555,495
12,280	(b),(d)	Millennium Health LLC	1,130
11,534	(b),(d)	Millennium Health LLC	115
4,473	(e)	Stryker Corp	1,769,653
4,542	(c)	UnitedHealth Group Inc	1,416,968
2,100	(d)	Veeva Systems Inc, Class A	604,758

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	11,031,941

		HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
11,000		Kenvue Inc	230,230
15,591	(c)	Procter & Gamble Co/The	2,483,958
1,908		Reckitt Benckiser Group PLC	129,986
14,487		Unilever PLC	884,087

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,728,261

		INSURANCE - 0.8%
7,358		American International Group Inc	629,771
2,046		Chubb Ltd	592,767
5,817	(c)	Marsh & McLennan Cos Inc	1,271,829
5,840		MetLife Inc	469,653
1,222		Zurich Insurance Group AG	855,061

		TOTAL INSURANCE	3,819,081

		MATERIALS - 4.2%
3,230		Air Liquide SA	666,029
25,189		BHP Group Ltd	605,987
16,357		Corteva Inc	1,219,087
23,069		CRH PLC	2,117,734
12,605		DuPont de Nemours Inc	864,577
36,448		Freeport-McMoRan Inc	1,580,021
301,678		Glencore PLC	1,175,531
10,750		Heidelberg Materials AG	2,531,590
10,233	(d)	Linde PLC	4,801,119
920		Reliance Inc	288,788
73,545	(c)	Smurfit WestRock PLC	3,173,467
32,572		Vale SA, Sponsored ADR, ADR	316,274

		TOTAL MATERIALS	19,340,204

		MEDIA & ENTERTAINMENT - 3.4%
13,915		Alphabet Inc, Class A	2,452,240
6,670		Alphabet Inc, Class C	1,183,191
32,532		Comcast Corp, Class A	1,161,067
8,274	(c)	Meta Platforms Inc	6,106,957
725	(d)	Netflix Inc	970,869
26,110		Nintendo Co Ltd	2,507,338
12,008		Walt Disney Co/The	1,489,112

		TOTAL MEDIA & ENTERTAINMENT	15,870,774

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%
5,776		AbbVie Inc	1,072,141
14,092		AstraZeneca PLC	1,961,171
184		Celltrion Inc	21,712
48,400		Daiichi Sankyo Co Ltd	1,121,335
2,430		Danaher Corp	480,022
3,249		Eli Lilly & Co	2,532,694
406,145		Haleon PLC	2,087,433
5,972		Johnson & Johnson	912,223
2,155		Lonza Group AG	1,541,177

20	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,247		Novartis AG	$272,734
38,565		Novo Nordisk A/S, Class B	2,672,324
4,237		Novo Nordisk A/S, Sponsored ADR, ADR	292,438
2,741		Roche Holding AG	894,716
7,147		Sanofi SA, ADR, ADR	345,272
951	(d)	United Therapeutics Corp	273,270
3,445		Zoetis Inc	537,248

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	17,017,910

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
23,400		Advantest Corp	1,734,665
1,901		Analog Devices Inc	452,476
2,868		Applied Materials Inc	525,045
1,411		ASML Holding NV	1,130,686
4,217	(d)	Bright Bidco BV	1,000
3,087	(d)	Bright Bidco BV	732
25,777		Broadcom Inc	7,105,430
14,000		Intel Corp	313,600
9,955		Lam Research Corp	969,020
6,292		Micron Technology Inc	775,489
54,121		NVIDIA Corp	8,550,576
1,829		NXP Semiconductors NV	399,618
17,920		Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR, ADR	4,058,701
1,408		Texas Instruments Inc	292,329

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	26,309,367

		SOFTWARE & SERVICES - 4.6%
4,557		Accenture PLC, Class A	1,362,042
2,752	(d)	Avaya Inc	19,952
12,787	(d)	Avaya Inc	92,706
21,300		Fujitsu Ltd	516,725
26,727	(c)	Microsoft Corp	13,294,276
5,537	(d)	NEXTDC Ltd	52,853
527		Oracle Corp	115,218
2,600	(d)	Palo Alto Networks Inc	532,064
6,420		Salesforce Inc	1,750,670
2,310		SAP SE	706,351
2,308	(c),(d)	ServiceNow Inc	2,372,808
1,000	(d)	Synopsys Inc	512,680

		TOTAL SOFTWARE & SERVICES	21,328,345

		TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
8,528		Amphenol Corp, Class A	842,140
40,189	(c),(e)	Apple Inc	8,245,578
16,298		Cisco Systems Inc	1,130,755
1,984		Motorola Solutions Inc	834,193
3,294	(d)	Riverbed Technology LLC/US	3
48,755		Samsung Electronics Co Ltd	2,156,024
3,638		TE Connectivity PLC	613,621

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	13,822,314

		TELECOMMUNICATION SERVICES - 0.3%
4,991	(a)	Cellnex Telecom SA	194,341
5,102		Infrastrutture Wireless Italiane SpA	62,387
125,119		Koninklijke KPN NV	610,355
2,194		T-Mobile US Inc	522,742

		TOTAL TELECOMMUNICATION SERVICES	1,389,825

		TRANSPORTATION - 1.5%
28,443	(a)	Aena SME SA	759,251
1,875		Aeroports de Paris SA	235,073
34,876		Atlas Arteria Ltd	116,886
54,396		Auckland International Airport Ltd	256,802
819		Canadian National Railway Co	85,337
887		Canadian Pacific Kansas City Ltd	70,312
1,493		CSX Corp	48,717

See Notes to Financial Statements	21

Portfolio of Investments June 30, 2025 (continued)

NMAI

SHARES		DESCRIPTION	VALUE

		TRANSPORTATION (continued)
8,022		Deutsche Post AG	$371,578
4,026		DSV A/S	965,653
1,522		Enav SpA	7,038
858		FedEx Corp	195,032
606		Flughafen Zurich AG	172,785
3,330	(d)	Fraport AG Frankfurt Airport Services Worldwide	251,214
12,943		Getlink SE	249,852
1,614		Grupo Aeroportuario del Centro Norte SAB de CV, ADR, ADR	170,277
1,460		Grupo Aeroportuario del Pacifico SAB de CV, ADR, ADR	335,245
1,479		Grupo Aeroportuario del Sureste SAB de CV, ADR, ADR	471,609
14,140		International Container Terminal Services Inc	103,086
403		Norfolk Southern Corp	103,156
54,907		Qube Holdings Ltd	154,774
25,100		Rumo SA	85,605
13,000		Tokyo Metro Co Ltd	151,277
56,682		Transurban Group	521,529
5,238		Union Pacific Corp	1,205,158

		TOTAL TRANSPORTATION	7,087,246

		UTILITIES - 3.9%
9,804		Alliant Energy Corp	592,848
6,134		AltaGas Ltd	178,063
8,441		Ameren Corp	810,674
8,907		American Electric Power Co Inc	924,190
12,838		CenterPoint Energy Inc	471,668
1,127		CMS Energy Corp	78,079
456		Constellation Energy Corp	147,179
2,742		Dominion Energy Inc	154,978
436		DTE Energy Co	57,753
5,234		Duke Energy Corp	617,612
15,803		E.ON SE	291,180
148,738		Enel SpA	1,411,629
5,292		Engie SA	124,377
9,244		Entergy Corp	768,361
4,451		Evergy Inc	306,807
94,033		Iberdrola SA	1,809,009
183		IDACORP Inc	21,127
54,456		National Grid PLC	799,341
1,019		National Grid PLC, Sponsored ADR, ADR	75,824
37,078		NextEra Energy Inc	2,573,954
11,351	(e)	NiSource Inc	457,899
898		NRG Energy Inc	144,201
9,062		Pennon Group PLC	62,521
1,334		Pinnacle West Capital Corp	119,353
3,893		PPL Corp	131,934
30,090		RWE AG	1,257,407
26,800		Sembcorp Industries Ltd	144,374
5,797		Sempra	439,239
3,538		Severn Trent PLC	132,930
16,551		Snam SpA	100,195
4,259		Southern Co/The	391,104
9,122		SSE PLC	229,693
17,671		Terna - Rete Elettrica Nazionale	181,675
5,269		Veolia Environnement SA	188,113
1,717		Vistra Corp	332,772
7,113		WEC Energy Group Inc	741,175
9,159		Xcel Energy Inc	623,728

		TOTAL UTILITIES	17,892,966

		TOTAL COMMON STOCKS (Cost $245,718,055)	305,025,848

22	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 19.5% (14.0% of Total Investments) (f)
		AUTOMOBILES & COMPONENTS - 0.3%
$105,000	(a)	Clarios Global LP / Clarios US Finance Co	6.750%	02/15/30	$109,178
75,000		Ford Motor Credit Co LLC	7.350	03/06/30	79,173
295,000	(g),(h)	General Motors Financial Co Inc	5.750	N/A	291,149
177,000	(g),(h)	General Motors Financial Co Inc	5.700	N/A	175,327
375,000		Goodyear Tire & Rubber Co/The	5.000	07/15/29	366,526
165,000	(a)	Phinia Inc	6.750	04/15/29	170,310
255,000	(a)	Phinia Inc	6.625	10/15/32	258,974

		TOTAL AUTOMOBILES & COMPONENTS			1,450,637

		BANKS - 2.7%
588,000	(g),(h)	Bank of America Corp	6.625	N/A	608,964
205,000	(h)	Bank of America Corp	5.744	02/12/36	208,308
285,000		Bank of America Corp	5.162	01/24/31	292,111
92,000	(g),(h)	Bank of America Corp	4.375	N/A	90,273
575,000	(g),(h)	Bank of America Corp	5.875	N/A	584,871
266,000	(g),(h)	Bank of America Corp	6.125	N/A	270,299
400,000		Citibank NA	4.576	05/29/27	402,197
147,000	(g),(h)	Citigroup Inc	6.250	N/A	148,436
260,000	(g),(h)	Citigroup Inc	7.375	N/A	273,522
794,000	(c),(g),(h)	Citigroup Inc	7.625	N/A	835,599
378,000	(g),(h)	Citigroup Inc	7.125	N/A	389,608
314,000	(g),(h)	Citigroup Inc	7.000	N/A	330,066
125,000	(g),(h),(i)	Citizens Financial Group Inc (TSFR3M + 3.419%)	7.703	N/A	125,818
335,000	(g),(h)	Citizens Financial Group Inc	4.000	N/A	325,379
445,000	(g),(h)	CoBank ACB	6.450	N/A	449,494
229,000	(g),(h),(i)	Fifth Third Bancorp (TSFR3M + 3.295%)	7.590	N/A	230,382
242,000	(g),(h),(i)	First Citizens BancShares Inc/NC (TSFR3M + 4.234%)	8.552	N/A	249,761
431,000	(g),(h)	Huntington Bancshares Inc/OH	5.625	N/A	437,851
351,000	(g),(h)	JPMorgan Chase & Co	6.500	N/A	362,504
205,000	(g),(h)	JPMorgan Chase & Co	3.650	N/A	201,672
1,103,000	(c),(g),(h)	JPMorgan Chase & Co	6.875	N/A	1,164,239
270,000	(g),(h)	M&T Bank Corp	5.125	N/A	268,586
155,000		Morgan Stanley Bank NA	4.952	01/14/28	156,248
529,000	(g),(h)	PNC Financial Services Group Inc/The	6.250	N/A	543,932
325,000	(g),(h)	PNC Financial Services Group Inc/The	6.000	N/A	328,218
253,000	(g),(h)	PNC Financial Services Group Inc/The	3.400	N/A	244,333
152,000	(g),(h)	Truist Financial Corp	5.100	N/A	150,356
715,000	(g),(h)	Truist Financial Corp	6.669	N/A	716,000
65,000		Wells Fargo & Co	5.605	04/23/36	67,094
125,000		Wells Fargo & Co	5.150	04/23/31	128,020
1,250,000	(c),(g),(h)	Wells Fargo & Co	7.625	N/A	1,342,560
497,000	(g),(h)	Wells Fargo & Co	6.850	N/A	522,253
308,000	(g),(h)	Wells Fargo & Co	3.900	N/A	304,843

		TOTAL BANKS			12,753,797

		CAPITAL GOODS - 1.0%
185,000	(g),(h)	Air Lease Corp	6.000	N/A	180,906
93,000	(g),(h)	Air Lease Corp	4.125	N/A	90,169
185,000	(g),(h)	Air Lease Corp	4.650	N/A	183,934
300,000	(a)	Alta Equipment Group Inc	9.000	06/01/29	279,757
65,000		Boeing Co/The	3.250	02/01/28	63,046
180,000		Boeing Co/The	5.805	05/01/50	172,620
50,000	(a)	Camelot Return Merger Sub Inc	8.750	08/01/28	46,111
195,000	(a)	Chart Industries Inc	7.500	01/01/30	204,151
75,000	(a)	Gates Corp/DE	6.875	07/01/29	77,878
135,000	(a)	Goat Holdco LLC	6.750	02/01/32	137,233
315,000	(a)	Herc Holdings Inc	7.000	06/15/30	328,973
195,000	(a)	Herc Holdings Inc	6.625	06/15/29	200,070
50,000		Honeywell International Inc	5.250	03/01/54	47,434
115,000		L3Harris Technologies Inc	5.400	07/31/33	118,126
180,000	(a)	Masterbrand Inc	7.000	07/15/32	183,825
250,000	(a)	Quikrete Holdings Inc	6.375	03/01/32	257,080
45,000		Regal Rexnord Corp	6.400	04/15/33	47,511

See Notes to Financial Statements	23

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CAPITAL GOODS (continued)
$160,000		Regal Rexnord Corp	6.050%	04/15/28	$164,877
150,000	(a)	Standard Industries Inc/NY	5.000	02/15/27	149,661
450,000	(a)	TransDigm Inc	6.375	03/01/29	461,673
375,000	(a)	TransDigm Inc	6.875	12/15/30	389,094
300,000	(a)	TransDigm Inc	6.375	05/31/33	300,272
150,000	(a)	WESCO Distribution Inc	6.375	03/15/33	155,037
200,000	(a)	Windsor Holdings III LLC	8.500	06/15/30	214,325

		TOTAL CAPITAL GOODS			4,453,763

		COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
240,000	(a)	ASGN Inc	4.625	05/15/28	234,066
75,000	(a)	Boost Newco Borrower LLC	7.500	01/15/31	79,614
50,000	(a)	CACI International Inc	6.375	06/15/33	51,597
613,000	(a),(c)	Prime Security Services Borrower LLC / Prime Finance Inc	5.750	04/15/26	616,179
325,000	(a)	Prime Security Services Borrower LLC / Prime Finance Inc	6.250	01/15/28	325,509
200,000	(a)	Prime Security Services Borrower LLC / Prime Finance Inc	3.375	08/31/27	193,700
300,000	(a)	RR Donnelley & Sons Co	9.500	08/01/29	300,000
120,000		Waste Management Inc	4.950	03/15/35	120,509

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,921,174

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
240,000	(a)	Academy Ltd	6.000	11/15/27	240,604
340,000	(a)	Asbury Automotive Group Inc	4.625	11/15/29	328,266
225,000	(a)	Bath & Body Works Inc	6.625	10/01/30	231,896
300,000	(a)	Group 1 Automotive Inc	6.375	01/15/30	308,059
310,000		Kohl’s Corp	4.625	05/01/31	222,539
240,000	(a)	LCM Investments Holdings II LLC	4.875	05/01/29	233,388
300,000	(a)	Macy’s Retail Holdings LLC	5.875	04/01/29	296,923
50,000	(a)	Macy’s Retail Holdings LLC	6.125	03/15/32	47,669
525,000	(a)	Michaels Cos Inc/The	5.250	05/01/28	419,737
300,000	(a)	Michaels Cos Inc/The	7.875	05/01/29	196,500
80,000		O’Reilly Automotive Inc	4.200	04/01/30	79,188
270,000	(a)	Queen MergerCo Inc	6.750	04/30/32	278,155
300,000	(a)	Staples Inc	10.750	09/01/29	283,928
50,000		Veritiv Operating Co	10.500	11/30/30	54,125
150,000	(a)	Wayfair LLC	7.250	10/31/29	150,067

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			3,371,044

		CONSUMER DURABLES & APPAREL - 0.3%
300,000	(a)	CD&R Smokey Buyer Inc	9.500	10/15/29	244,468
60,000	(a)	Champ Acquisition Corp	8.375	12/01/31	63,758
60,000	(a)	Hanesbrands Inc	9.000	02/15/31	63,524
240,000		Newell Brands Inc	6.625	09/15/29	237,568
360,000	(a)	S&S Holdings LLC	8.375	10/01/31	351,825
345,000	(a)	Wolverine World Wide Inc	4.000	08/15/29	309,327

		TOTAL CONSUMER DURABLES & APPAREL			1,270,470

		CONSUMER SERVICES - 0.6%
60,000	(a)	Caesars Entertainment Inc	6.500	02/15/32	61,567
225,000	(a)	Caesars Entertainment Inc	6.000	10/15/32	220,660
360,000	(a)	Carnival Corp	5.875	06/15/31	366,750
460,000	(a)	Churchill Downs Inc	5.750	04/01/30	461,498
285,000	(a)	Cinemark USA Inc	7.000	08/01/32	295,877
345,000	(a)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc	4.625	01/15/29	330,447
120,000	(a)	Life Time Inc	6.000	11/15/31	121,914
285,000		MGM Resorts International	6.125	09/15/29	289,887
125,000		Piedmont Operating Partnership LP	9.250	07/20/28	139,230
150,000		Service Corp International/US	5.750	10/15/32	151,530
150,000	(a)	Six Flags Entertainment Corp / Six Flags Theme Parks Inc	6.625	05/01/32	154,715
120,000	(a)	Vail Resorts Inc	5.625	07/15/30	120,450
150,000	(a)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp	6.250	03/15/33	150,962

		TOTAL CONSUMER SERVICES			2,865,487

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
$250,000	(a)	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	6.250%	03/15/33	$257,707
200,000	(a)	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	5.875	02/15/28	199,799
260,000		Kroger Co/The	5.000	09/15/34	258,140
210,000	(a)	Performance Food Group Inc	6.125	09/15/32	214,816

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			930,462

		ENERGY - 2.0%
195,000	(a)	Archrock Partners LP / Archrock Partners Finance Corp	6.250	04/01/28	195,646
250,000	(a)	Archrock Partners LP / Archrock Partners Finance Corp	6.625	09/01/32	254,709
325,000	(a)	Ascent Resources Utica Holdings LLC / ARU Finance Corp	6.625	10/15/32	330,766
240,000	(a)	Buckeye Partners LP	6.750	02/01/30	249,129
400,000	(a)	Chord Energy Corp	6.750	03/15/33	408,649
165,000	(a)	Civitas Resources Inc	8.375	07/01/28	168,945
295,000	(a)	Civitas Resources Inc	8.750	07/01/31	298,277
280,000	(a)	CNX Resources Corp	7.250	03/01/32	289,915
95,000	(a)	Delek Logistics Partners LP / Delek Logistics Finance Corp	7.375	06/30/33	94,557
49,000	(g),(h)	Energy Transfer LP	6.625	N/A	48,772
358,000	(g),(h)	Energy Transfer LP	7.125	N/A	364,682
91,000	(g),(h)	Energy Transfer LP	6.500	N/A	91,407
95,000	(h)	Energy Transfer LP	8.000	05/15/54	101,069
140,000		Enterprise Products Operating LLC	4.200	01/31/50	110,956
150,000		Genesis Energy LP / Genesis Energy Finance Corp	7.875	05/15/32	155,962
160,000	(a)	Global Partners LP / GLP Finance Corp	8.250	01/15/32	168,269
400,000	(a)	Harvest Midstream I LP	7.500	05/15/32	422,468
100,000	(a)	Hilcorp Energy I LP / Hilcorp Finance Co	6.250	04/15/32	95,487
130,000	(a)	Hilcorp Energy I LP / Hilcorp Finance Co	8.375	11/01/33	134,886
495,000	(a)	Hilcorp Energy I LP / Hilcorp Finance Co	5.750	02/01/29	488,558
345,000	(a)	Kinetik Holdings LP	5.875	06/15/30	347,926
150,000	(a)	Kodiak Gas Services LLC	7.250	02/15/29	155,162
220,000	(a)	Matador Resources Co	6.250	04/15/33	218,374
225,000	(a)	Noble Finance II LLC	8.000	04/15/30	229,100
140,000		ONEOK Inc	5.700	11/01/54	129,226
95,000		ONEOK Inc	5.050	11/01/34	92,449
400,000	(a)	PBF Holding Co LLC / PBF Finance Corp	7.875	09/15/30	359,114
150,000	(a)	Rockies Express Pipeline LLC	6.750	03/15/33	156,550
120,000	(a)	Sunoco LP	7.000	05/01/29	124,966
300,000	(a)	Sunoco LP	6.250	07/01/33	305,010
150,000	(a)	Talos Production Inc	9.000	02/01/29	153,580
142,692	(a)	Transocean Aquila Ltd	8.000	09/30/28	143,776
108,000	(a)	Transocean Inc	8.750	02/15/30	111,061
95,000	(a)	Transocean Titan Financing Ltd	8.375	02/01/28	96,497
120,000		USA Compression Partners LP / USA Compression Finance Corp	6.875	09/01/27	120,241
400,000	(a)	USA Compression Partners LP / USA Compression Finance Corp	7.125	03/15/29	409,973
300,000	(a)	Venture Global LNG Inc	8.125	06/01/28	310,063
750,000	(a)	Venture Global LNG Inc	7.000	01/15/30	758,185
254,000	(a),(g),(h)	Venture Global LNG Inc	9.000	N/A	246,939
65,000	(a)	Venture Global Plaquemines LNG LLC	6.500	01/15/34	65,000

		TOTAL ENERGY			9,006,301

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
60,000		Essential Properties LP	2.950	07/15/31	53,359
110,000		Essex Portfolio LP	5.500	04/01/34	112,361
220,000		GLP Capital LP / GLP Financing II Inc	5.750	06/01/28	225,433
140,000		GLP Capital LP / GLP Financing II Inc	4.000	01/15/30	134,539
125,000		Healthcare Realty Holdings LP	2.400	03/15/30	111,420
400,000	(a)	Iron Mountain Inc	7.000	02/15/29	414,080
120,000	(a)	Lineage OP LP	5.250	07/15/30	120,727
195,000		MPT Operating Partnership LP / MPT Finance Corp	5.000	10/15/27	180,119
105,000	(a)	MPT Operating Partnership LP / MPT Finance Corp	8.500	02/15/32	109,888
250,000	(a)	RLJ Lodging Trust LP	3.750	07/01/26	247,481

See Notes to Financial Statements	25

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$350,000	(a)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	4.750%	04/15/28	$343,030
110,000		Ventas Realty LP	5.000	01/15/35	108,118

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			2,160,555

		FINANCIAL SERVICES - 2.7%
203,000	(g),(h)	Ally Financial Inc	4.700	N/A	182,060
159,600	(g),(h)	Ally Financial Inc	4.700	N/A	154,096
305,000	(a),(g),(h)	American AgCredit Corp	5.250	N/A	295,088
150,000	(a)	Azorra Finance Ltd	7.250	01/15/31	153,138
50,000	(a)	Azorra Finance Ltd	7.750	04/15/30	52,137
250,000		Block Inc	6.500	05/15/32	257,931
200,000	(g),(h)	Capital One Financial Corp	3.950	N/A	195,139
130,000	(g),(h)	Capital One Financial Corp	5.500	N/A	128,329
307,000	(g),(h)	Charles Schwab Corp/The	4.000	N/A	302,389
400,000	(a)	Compass Group Diversified Holdings LLC	5.250	04/15/29	359,042
125,000		Corebridge Financial Inc	5.750	01/15/34	129,865
450,000	(a)	Encore Capital Group Inc	8.500	05/15/30	482,668
285,000	(a)	FirstCash Inc	6.875	03/01/32	294,916
330,000	(a)	Freedom Mortgage Holdings LLC	8.375	04/01/32	333,556
338,000	(g),(h)	Goldman Sachs Group Inc/The	7.500	N/A	358,917
294,000	(g),(h)	Goldman Sachs Group Inc/The	7.379	N/A	295,080
179,000	(g),(h)	Goldman Sachs Group Inc/The	5.300	N/A	178,868
90,000		Goldman Sachs Group Inc/The	5.536	01/28/36	92,294
505,000	(g),(h)	Goldman Sachs Group Inc/The	6.850	N/A	521,154
305,000	(g),(h)	Goldman Sachs Group Inc/The	6.125	N/A	305,401
543,000	(g),(h)	Goldman Sachs Group Inc/The	7.500	N/A	571,739
300,000	(a)	Hunt Cos Inc	5.250	04/15/29	289,066
500,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250	05/15/27	484,466
200,000	(a)	Icahn Enterprises LP / Icahn Enterprises Finance Corp	10.000	11/15/29	198,005
400,000	(a)	Jane Street Group / JSG Finance Inc	6.125	11/01/32	403,818
150,000	(a)	Jane Street Group / JSG Finance Inc	6.750	05/01/33	154,231
335,000		JPMorgan Chase & Co	5.103	04/22/31	343,309
325,000		JPMorgan Chase & Co	5.572	04/22/36	336,812
140,000		Morgan Stanley	4.679	07/17/26	139,978
365,000		Morgan Stanley	5.664	04/17/36	378,230
490,000		Morgan Stanley	5.192	04/17/31	502,314
600,000		Navient Corp	5.500	03/15/29	587,626
690,000		OneMain Finance Corp	6.625	05/15/29	708,665
300,000	(a)	PennyMac Financial Services Inc	7.125	11/15/30	310,916
330,000	(a)	PennyMac Financial Services Inc	7.875	12/15/29	350,421
325,000	(a)	Rocket Cos Inc	6.125	08/01/30	331,185
375,000	(a)	Starwood Property Trust Inc	6.000	04/15/30	379,291
60,000	(a)	Starwood Property Trust Inc	6.500	07/01/30	61,972
177,000	(g),(h)	State Street Corp	6.700	N/A	184,840
240,000	(a)	UWM Holdings LLC	6.625	02/01/30	240,248
229,000	(g),(h)	Voya Financial Inc	7.758	N/A	241,794
165,000	(a)	Walker & Dunlop Inc	6.625	04/01/33	169,328
240,000	(a)	WEX Inc	6.500	03/15/33	242,136

		TOTAL FINANCIAL SERVICES			12,682,458

		FOOD, BEVERAGE & TOBACCO - 0.7%
180,000		Constellation Brands Inc	4.800	05/01/30	181,485
345,000	(a)	Darling Ingredients Inc	6.000	06/15/30	349,555
1,000,000	(a),(g),(h)	Land O’ Lakes Inc	8.000	N/A	952,499
110,000	(a)	Mars Inc	4.600	03/01/28	110,894
185,000	(a)	Mars Inc	4.800	03/01/30	187,442
110,000	(a)	Mars Inc	5.200	03/01/35	111,318
40,000	(a)	Mars Inc	5.650	05/01/45	40,097
60,000	(a)	Mars Inc	5.700	05/01/55	59,854
85,000		Philip Morris International Inc	4.750	11/01/31	85,626
300,000	(a)	Post Holdings Inc	6.375	03/01/33	302,735
300,000	(a)	Primo Water Holdings Inc / Triton Water Holdings Inc	6.250	04/01/29	302,091

26	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOOD, BEVERAGE & TOBACCO (continued)
$390,000	(a)	Viking Baked Goods Acquisition Corp	8.625%	11/01/31	$382,110

		TOTAL FOOD, BEVERAGE & TOBACCO			3,065,706

		HEALTH CARE EQUIPMENT & SERVICES - 1.2%
300,000	(a)	CHS/Community Health Systems Inc	5.250	05/15/30	266,024
200,000	(a)	CHS/Community Health Systems Inc	10.875	01/15/32	211,973
120,000		CVS Health Corp	5.050	03/25/48	103,614
142,000	(h)	CVS Health Corp	6.750	12/10/54	142,309
80,000	(h)	CVS Health Corp	7.000	03/10/55	82,513
285,000	(a)	DaVita Inc	4.625	06/01/30	273,065
300,000	(a)	DaVita Inc	6.875	09/01/32	310,854
270,000	(a)	DaVita Inc	6.750	07/15/33	278,801
45,000		Elevance Health Inc	4.625	05/15/42	39,473
400,000	(a)	Global Medical Response Inc, (cash 9.500%, PIK 10.000%)	10.000	10/31/28	400,000
135,000		HCA Inc	5.250	03/01/30	138,401
85,000		HCA Inc	5.750	03/01/35	87,412
195,000	(a)	Heartland Dental LLC / Heartland Dental Finance Corp	10.500	04/30/28	205,899
50,000	(a)	Insulet Corp	6.500	04/01/33	52,129
180,000	(a)	IQVIA Inc	6.250	06/01/32	184,719
300,000	(a)	LifePoint Health Inc	9.875	08/15/30	324,512
250,000	(a)	Mozart Debt Merger Sub Inc	3.875	04/01/29	239,810
300,000	(a)	Prime Healthcare Services Inc	9.375	09/01/29	297,750
175,000	(a)	Radiology Partners Inc	8.500	07/15/32	175,408
50,000	(a)	Star Parent Inc	9.000	10/01/30	52,591
456,632	(a)	Team Health Holdings Inc, (cash 9.000%, PIK 4.500%)	9.000	06/30/28	495,447
625,000	(c)	Tenet Healthcare Corp	4.625	06/15/28	617,164
250,000		Tenet Healthcare Corp	6.125	10/01/28	250,350
70,000		UnitedHealth Group Inc	5.500	07/15/44	68,179
105,000		UnitedHealth Group Inc	5.350	02/15/33	108,185
135,000		UnitedHealth Group Inc	5.050	04/15/53	120,498

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,527,080

		HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
50,000		Haleon US Capital LLC	3.625	03/24/32	46,779

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			46,779

		INSURANCE - 1.5%
400,000	(a)	Acrisure LLC / Acrisure Finance Inc	6.750	07/01/32	405,669
150,000	(a)	Acrisure LLC / Acrisure Finance Inc	4.250	02/15/29	143,958
500,000	(a)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500	10/01/31	509,300
475,000	(a)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250	10/15/27	466,261
50,000	(a)	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves	7.875	11/01/29	51,146
50,000		Arthur J Gallagher & Co	5.550	02/15/55	47,948
393,000	(h)	Assurant Inc	7.000	03/27/48	400,693
244,000	(h)	Corebridge Financial Inc	6.375	09/15/54	243,190
235,000	(h)	Enstar Finance LLC	5.500	01/15/42	231,157
184,000	(a),(h)	Enstar Group Ltd	7.500	04/01/45	189,271
375,000	(a)	HUB International Ltd	7.250	06/15/30	391,888
207,000	(h)	MetLife Inc	6.350	03/15/55	212,615
354,000	(a),(h)	MetLife Inc	9.250	04/08/38	420,296
439,000	(a)	Omnis Funding Trust	6.722	05/15/55	454,925
600,000	(a)	Panther Escrow Issuer LLC	7.125	06/01/31	623,250
100,000	(a)	Pine Street Trust III	6.223	05/15/54	98,721
360,000	(h)	Provident Financing Trust I	7.405	03/15/38	384,394
210,000	(h)	Prudential Financial Inc	5.125	03/01/52	203,096
150,000	(h)	Prudential Financial Inc	6.500	03/15/54	154,087
85,000		Reinsurance Group of America Inc	5.750	09/15/34	87,247
150,000	(a)	Ryan Specialty LLC	5.875	08/01/32	151,180
600,000	(a),(c),(g),(h)	SBL Holdings Inc	9.508	N/A	599,259
575,000	(a),(g),(h)	SBL Holdings Inc	6.500	N/A	527,096

		TOTAL INSURANCE			6,996,647

See Notes to Financial Statements	27

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS - 0.5%
$125,000		Amcor Group Finance PLC	5.450%	05/23/29	$128,524
250,000	(a)	Arsenal AIC Parent LLC	8.000	10/01/30	266,798
350,000	(a)	Avient Corp	6.250	11/01/31	353,271
75,000		Ball Corp	6.000	06/15/29	76,888
115,000		Berry Global Inc	1.570	01/15/26	112,944
200,000	(a)	Compass Minerals International Inc	8.000	07/01/30	206,628
300,000	(a)	EverArc Escrow Sarl	5.000	10/30/29	290,515
50,000		International Flavors & Fragrances Inc	5.000	09/26/48	43,037
350,000	(a)	Olin Corp	6.625	04/01/33	344,477
60,000	(a)	Owens-Brockway Glass Container Inc	7.250	05/15/31	61,489
150,000	(a)	Sealed Air Corp	6.500	07/15/32	155,439
195,000	(a)	Tronox Inc	4.625	03/15/29	168,267

		TOTAL MATERIALS			2,208,277

		MEDIA & ENTERTAINMENT - 1.2%
195,000	(a)	Arches Buyer Inc	4.250	06/01/28	186,642
200,000		CCO Holdings LLC / CCO Holdings Capital Corp	4.500	05/01/32	186,249
575,000	(a)	CCO Holdings LLC / CCO Holdings Capital Corp	4.500	08/15/30	548,193
855,000	(a)	CCO Holdings LLC / CCO Holdings Capital Corp	4.250	02/01/31	798,718
165,000		Charter Communications Operating LLC / Charter Communications Operating Capital	6.550	06/01/34	176,048
110,000		Comcast Corp	5.350	05/15/53	101,927
175,000	(a)	CSC Holdings LLC	5.500	04/15/27	167,081
300,000	(a)	CSC Holdings LLC	11.250	05/15/28	298,871
360,000	(a)	Directv Financing LLC / Directv Financing Co-Obligor Inc	5.875	08/15/27	358,825
225,000	(a)	DISH Network Corp	11.750	11/15/27	231,936
150,000	(a)	Getty Images Inc	9.750	03/01/27	147,008
300,000	(a)	Gray Media Inc	10.500	07/15/29	322,283
200,000	(a)	Gray Media Inc	4.750	10/15/30	151,000
69,000	(a)	McGraw-Hill Education Inc	5.750	08/01/28	69,416
225,000	(a)	McGraw-Hill Education Inc	7.375	09/01/31	234,707
250,000	(a)	Outfront Media Capital LLC / Outfront Media Capital Corp	5.000	08/15/27	248,751
190,000	(h)	Paramount Global	6.375	03/30/62	186,682
90,000	(a)	Sirius XM Radio LLC	4.125	07/01/30	82,984
285,000	(a)	Sirius XM Radio LLC	4.000	07/15/28	273,721
150,000	(a)	Sirius XM Radio LLC	3.875	09/01/31	133,337
225,000	(a)	Univision Communications Inc	4.500	05/01/29	204,570
300,000	(a)	Univision Communications Inc	8.500	07/31/31	300,332
240,000	(a)	Ziff Davis Inc	4.625	10/15/30	224,032

		TOTAL MEDIA & ENTERTAINMENT			5,633,313

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
200,000	(a)	1261229 BC Ltd	10.000	04/15/32	201,754
65,000		AbbVie Inc	4.950	03/15/31	66,731
105,000		Amgen Inc	5.650	03/02/53	102,522
210,000	(a)	Organon & Co / Organon Foreign Debt Co-Issuer BV	7.875	05/15/34	189,640
250,000	(a)	Organon & Co / Organon Foreign Debt Co-Issuer BV	5.125	04/30/31	216,964

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			777,611

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
330,000	(a)	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp	7.000	04/15/30	308,300
295,000		Kennedy-Wilson Inc	5.000	03/01/31	265,869

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			574,169

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
220,000		Broadcom Inc	5.150	11/15/31	226,331
25,000		Intel Corp	5.700	02/10/53	23,266

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			249,597

		SOFTWARE & SERVICES - 0.2%
450,000	(a)	Ahead DB Holdings LLC	6.625	05/01/28	451,379
25,000	(a)	Amentum Escrow Corp	7.250	08/01/32	25,729
60,000	(a)	Cloud Software Group Inc	8.250	06/30/32	63,854
165,000	(a)	Fair Isaac Corp	6.000	05/15/33	166,512
50,000	(a)	Gen Digital Inc	6.250	04/01/33	51,342

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOFTWARE & SERVICES (continued)
$95,000		Oracle Corp	6.000%	08/03/55	$94,840

		TOTAL SOFTWARE & SERVICES			853,656

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
40,000		Apple Inc	2.650	05/11/50	25,091
75,000	(a)	CommScope Technologies LLC	5.000	03/15/27	73,047
300,000	(a)	Imola Merger Corp	4.750	05/15/29	289,647

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			387,785

		TELECOMMUNICATION SERVICES - 0.5%
105,000		AT&T Inc	3.650	06/01/51	74,596
120,000		AT&T Inc	3.500	09/15/53	81,223
230,000		AT&T Inc	3.800	12/01/57	160,931
90,000		EchoStar Corp, (cash 6.750%, PIK 6.750%)	6.750	11/30/30	82,137
90,000		EchoStar Corp	10.750	11/30/29	92,700
375,000	(a)	Frontier Communications Holdings LLC	5.875	10/15/27	375,142
275,000	(a)	Level 3 Financing Inc	4.875	06/15/29	256,781
300,000	(a)	Level 3 Financing Inc	6.875	06/30/33	305,257
150,000		T-Mobile US Inc	5.125	05/15/32	152,969
80,000		T-Mobile US Inc	5.300	05/15/35	81,003
410,000	(a)	Windstream Escrow LLC / Windstream Escrow Finance Corp	8.250	10/01/31	429,388
268,000	(a)	Zayo Group Holdings Inc	4.000	03/01/27	251,324

		TOTAL TELECOMMUNICATION SERVICES			2,343,451

		TRANSPORTATION - 0.3%
180,000	(a)	Air Transport Services Group Inc	7.250	03/15/32	190,810
295,000	(a)	American Airlines Inc	7.250	02/15/28	301,268
900,000	(a)	Brightline East LLC	11.000	01/31/30	666,001
195,000	(a)	Genesee & Wyoming Inc	6.250	04/15/32	198,973
250,000	(a)	United Airlines Inc	4.375	04/15/26	248,347

		TOTAL TRANSPORTATION			1,605,399

		UTILITIES - 1.5%
100,000		AEP Transmission Co LLC	5.400	03/15/53	96,332
113,000	(h)	AES Corp/The	7.600	01/15/55	116,345
151,000	(h)	AES Corp/The	6.950	07/15/55	147,302
130,000		Ameren Illinois Co	4.950	06/01/33	131,742
192,000	(h)	CMS Energy Corp	6.500	06/01/55	192,459
115,000	(h)	Dominion Energy Inc	7.000	06/01/54	123,387
85,000		DTE Electric Co	5.200	03/01/34	86,800
145,000		Duke Energy Carolinas LLC	5.350	01/15/53	139,028
125,000		Duke Energy Carolinas LLC	4.250	12/15/41	106,902
153,000	(h)	Duke Energy Corp	6.450	09/01/54	157,255
150,000	(g),(h)	Edison International	5.375	N/A	141,228
103,000	(g),(h)	Edison International	5.000	N/A	89,038
139,000	(h)	Edison International	8.125	06/15/53	134,259
314,000	(h)	Entergy Corp	7.125	12/01/54	324,882
193,000	(h)	EUSHI Finance Inc	7.625	12/15/54	199,796
550,000	(a)	Ferrellgas LP / Ferrellgas Finance Corp	5.875	04/01/29	508,843
70,000		Florida Power & Light Co	5.700	03/15/55	70,800
205,000		Interstate Power and Light Co	5.600	06/29/35	210,713
262,000	(h)	NextEra Energy Capital Holdings Inc	6.750	06/15/54	271,817
80,000		NiSource Inc	5.850	04/01/55	79,161
155,000		Northern States Power Co/MN	5.050	05/15/35	156,548
180,000	(a)	NRG Energy Inc	6.250	11/01/34	183,393
225,000	(a)	NRG Energy Inc	6.000	02/01/33	227,242
128,000	(h)	PG&E Corp	7.375	03/15/55	121,219
484,000		PG&E Corp	5.000	07/01/28	471,441
50,000		PG&E Corp	5.250	07/01/30	47,632
151,000	(g),(h)	Sempra	4.875	N/A	150,377
269,000	(h)	Sempra	6.550	04/01/55	255,081
195,000		Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875	03/01/27	194,944
585,000	(a)	Talen Energy Supply LLC	8.625	06/01/30	626,926
390,000	(a)	TerraForm Power Operating LLC	5.000	01/31/28	386,028
185,000	(a),(g),(h)	Vistra Corp	8.000	N/A	189,486

See Notes to Financial Statements	29

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$217,000	(a),(g),(h)	Vistra Corp	8.875%	N/A	$235,855
255,000	(a)	Vistra Operations Co LLC	7.750	10/15/31	271,025
60,000	(a)	XPLR Infrastructure Operating Partners LP	8.375	01/15/31	64,086
120,000	(a)	XPLR Infrastructure Operating Partners LP	8.625	03/15/33	128,613

		TOTAL UTILITIES			7,037,985

		TOTAL CORPORATE BONDS (Cost $89,376,848)			90,173,603

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 14.3% (10.2% of Total Investments)
		ANGOLA - 0.0%
200,000	(a)	Angolan Government International Bond	8.750	04/14/32	176,533

		TOTAL ANGOLA			176,533

		ARGENTINA - 0.2%
110,000		Argentine Republic Government International Bond	0.750	07/09/30	87,725
475,000		Argentine Republic Government International Bond	4.125	07/09/35	319,541
200,000		Argentine Republic Government International Bond	5.000	01/09/38	142,544
305,793	(a)	Provincia de Buenos Aires/Government Bonds	6.625	09/01/37	219,406
250,000	(a)	YPF SA	8.250	01/17/34	249,961

		TOTAL ARGENTINA			1,019,177

		AUSTRALIA - 0.2%
200,000		AngloGold Ashanti Holdings PLC	3.750	10/01/30	186,619
255,000	(a)	Mineral Resources Ltd	8.000	11/01/27	256,188
285,000	(a)	Mineral Resources Ltd	9.250	10/01/28	291,672

		TOTAL AUSTRALIA			734,479

		BELGIUM - 0.0%
144,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900	02/01/46	131,996

		TOTAL BELGIUM			131,996

		BENIN - 0.0%
EUR 190,000	(a)	Benin Government International Bond	4.950	01/22/35	192,075

		TOTAL BENIN			192,075

		BRAZIL - 0.6%
150,000	(a)	Banco Bradesco SA/Cayman Islands	6.500	01/22/30	157,035
BRL 285,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	49,768
BRL 1,225,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/31	197,811
200,000		Brazilian Government International Bond	4.750	01/14/50	140,839
340,000		Brazilian Government International Bond	6.000	10/20/33	337,075
200,000	(a)	Caixa Economica Federal	5.625	05/13/30	199,600
200,000	(a)	Klabin Austria GmbH	5.750	04/03/29	201,428
200,000	(a)	LD Celulose International GmbH	7.950	01/26/32	210,500
200,000	(a)	Minerva Luxembourg SA	8.875	09/13/33	216,044
145,000		Petrobras Global Finance BV	6.750	06/03/50	132,269
115,000		Petrobras Global Finance BV	5.500	06/10/51	88,965
200,000	(a)	Raizen Fuels Finance SA	5.700	01/17/35	187,250

		TOTAL BRAZIL			2,118,584

		CANADA - 1.4%
75,000	(a)	1011778 BC ULC / New Red Finance Inc	4.000	10/15/30	69,890
150,000	(a)	Air Canada	3.875	08/15/26	148,485
120,000	(a)	AltaGas Ltd	7.200	10/15/54	120,027
200,000		Bank of Montreal	7.700	05/26/84	206,517
314,000		Bank of Montreal	7.300	11/26/84	320,774
200,000		Bank of Nova Scotia/The	8.000	01/27/84	212,092
345,000	(a)	Baytex Energy Corp	7.375	03/15/32	329,437
278,000		Bell Telephone Co of Canada or Bell Canada	7.000	09/15/55	281,974
285,000		Canadian Imperial Bank of Commerce	6.950	01/28/85	285,805
695,000	(c)	Emera Inc	6.750	06/15/76	699,361
688,000		Enbridge Inc	8.500	01/15/84	765,998
305,000		Enbridge Inc	7.625	01/15/83	321,626

30	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CANADA
$175,000		Enbridge Inc	5.500%	07/15/77	$173,548
270,000	(a)	New Flyer Holdings Inc	9.250	07/01/30	284,861
150,000	(a)	Open Text Corp	3.875	12/01/29	141,288
75,000	(a)	Open Text Holdings Inc	4.125	12/01/31	69,053
177,000		Rogers Communications Inc	7.125	04/15/55	179,408
242,000		Royal Bank of Canada	6.750	08/24/85	242,179
144,000	(a)	South Bow Canadian Infrastructure Holdings Ltd	7.500	03/01/55	148,572
250,000	(a)	Superior Plus LP / Superior General Partner Inc	4.500	03/15/29	240,443
152,000		TELUS Corp	7.000	10/15/55	153,017
200,000		Toronto-Dominion Bank/The	8.125	10/31/82	208,881
75,000		Transcanada Trust	5.875	08/15/76	75,118
219,000		Transcanada Trust	5.600	03/07/82	212,728

		TOTAL CANADA			5,891,082

		CHILE - 0.4%
400,000	(a)	AES Andes SA	8.150	06/10/55	413,841
197,609	(a)	Alfa Desarrollo SpA 2021 1	4.550	09/27/51	145,358
200,000	(a),(j)	Banco de Credito e Inversiones SA	8.750	08/08/73	211,006
200,000	(a),(j)	Banco del Estado de Chile	7.950	11/02/73	207,750
CLP 140,000,000	(a)	Bonos de la Tesoreria de la Republica en pesos, Reg S	5.000	10/01/28	150,161
200,000	(a)	Celulosa Arauco y Constitucion SA	6.180	05/05/32	203,720
EUR 50,000		Chile Government International Bond	3.800	07/01/35	58,652
175,000	(a)	Cia Cervecerias Unidas SA	3.350	01/19/32	155,254
200,000	(a)	Corp Nacional del Cobre de Chile	6.440	01/26/36	209,207
200,000	(a)	Empresa Nacional del Petroleo	6.150	05/10/33	205,034

		TOTAL CHILE			1,959,983

		CHINA - 0.0%
200,000	(a)	Lenovo Group Ltd	3.421	11/02/30	186,349

		TOTAL CHINA			186,349

		COLOMBIA - 0.3%
200,000	(a),(j)	Banco Davivienda SA	8.125	07/02/35	200,660
200,000	(j)	Bancolombia SA	8.625	12/24/34	210,283
350,000		Colombia Government International Bond	3.125	04/15/31	287,041
200,000		Colombia Government International Bond	8.000	11/14/35	200,858
COP 725,000,000		Colombian TES	7.750	09/18/30	153,264
200,000		Ecopetrol SA	4.625	11/02/31	168,915
200,000		Ecopetrol SA	5.875	11/02/51	131,677
200,000	(a)	Grupo Aval Ltd	4.375	02/04/30	183,389

		TOTAL COLOMBIA			1,536,087

		COTE D’IVOIRE - 0.1%
395,000		Ivory Coast Government International Bond, Reg S	6.125	06/15/33	358,287
EUR 170,000		Ivory Coast Government International Bond, Reg S	6.875	10/17/40	170,833

		TOTAL COTE D’IVOIRE			529,120

		CZECH REPUBLIC - 0.0%
CZK 2,150,000		Czech Republic Government Bond	1.750	06/23/32	89,053

		TOTAL CZECH REPUBLIC			89,053

		DOMINICAN REPUBLIC - 0.1%
200,000	(a)	Aeropuertos Dominicanos Siglo XXI SA	7.000	06/30/34	208,186
125,000		Dominican Republic International Bond, Reg S	7.450	04/30/44	130,500
150,000	(a)	Dominican Republic International Bond	7.050	02/03/31	157,155
DOP 3,100,000	(a)	Dominican Republic International Bond	13.000	06/10/34	59,629

		TOTAL DOMINICAN REPUBLIC			555,470

		ECUADOR - 0.0%
260,000	(a)	Ecuador Government International Bond	1.000	07/31/35	188,367

		TOTAL ECUADOR			188,367

220,000	(a)	Egypt Government International Bond	7.300	09/30/33	195,445
200,000	(a)	Egypt Government International Bond	7.600	03/01/29	201,607
205,000	(a)	Egypt Government International Bond	8.875	05/29/50	170,230
225,000	(a)	Egypt Government International Bond	8.500	01/31/47	182,277

		TOTAL EGYPT			749,559

See Notes to Financial Statements	31

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EL SALVADOR - 0.0%
$150,000	(a)	El Salvador Government International Bond	0.250%	04/17/30	$3,073
150,000	(a)	El Salvador Government International Bond	9.650	11/21/54	154,125

		TOTAL EL SALVADOR			157,198

		FINLAND - 0.1%
246,000	(a),(j)	Nordea Bank Abp	6.300	03/25/74	239,614

		TOTAL FINLAND			239,614

		FRANCE - 1.3%
502,000	(a),(j)	BNP Paribas SA	7.750	02/16/71	527,991
200,000	(a),(j)	BNP Paribas SA	9.250	05/17/74	214,286
610,000	(a),(j)	BNP Paribas SA	8.500	02/14/74	645,056
625,000	(a),(c),(j)	BNP Paribas SA	8.000	08/22/73	660,858
409,000	(a),(j)	BNP Paribas SA	7.375	03/10/74	415,364
200,000	(a),(j)	BNP Paribas SA	7.450	12/27/73	201,200
315,000	(a),(j)	Credit Agricole SA	8.125	03/23/74	318,938
708,000	(a),(j)	Credit Agricole SA	6.700	12/23/73	692,722
525,000	(a)	Iliad Holding SASU	8.500	04/15/31	561,553
454,000	(a),(j)	Societe Generale SA	9.375	05/22/74	481,793
205,000	(a),(j)	Societe Generale SA	8.500	09/25/73	214,111
495,000	(a),(j)	Societe Generale SA	10.000	05/14/74	540,215

		TOTAL FRANCE			5,474,087

		GERMANY - 0.4%
200,000	(j)	Deutsche Bank AG	6.000	04/30/74	199,089
600,000	(j)	Deutsche Bank AG, Reg S	8.130	04/30/73	619,151
130,000		Deutsche Bank AG/New York NY	6.819	11/20/29	138,661
480,000	(a)	IHO Verwaltungs GmbH	8.000	11/15/32	490,819
450,000		ZF North America Capital Inc	6.750	04/23/30	432,141

		TOTAL GERMANY			1,879,861

		GHANA - 0.1%
118,280	(a)	Ghana Government International Bond	5.000	07/03/29	110,731
367,320	(a)	Ghana Government International Bond	5.000	07/03/35	285,314
200,000	(a)	Kosmos Energy Ltd	7.500	03/01/28	164,609

		TOTAL GHANA			560,654

		GUATEMALA - 0.1%
200,000	(a)	CT Trust	5.125	02/03/32	186,469
200,000	(a)	Guatemala Government Bond	3.700	10/07/33	168,500
180,000	(a)	Millicom International Cellular SA 2029 2029	6.250	03/25/29	180,407

		TOTAL GUATEMALA			535,376

		HONDURAS - 0.1%
175,000	(a)	Honduras Government International Bond	5.625	06/24/30	167,125
150,000	(a)	Honduras Government International Bond	8.625	11/27/34	157,425

		TOTAL HONDURAS			324,550

		HUNGARY - 0.2%
HUF 50,000,000		Hungary Government Bond	4.500	03/23/28	140,594
210,000	(a)	Hungary Government International Bond	5.500	03/26/36	202,464
200,000	(a)	Hungary Government International Bond	5.375	09/26/30	201,798
200,000	(a)	Magyar Export-Import Bank Zrt	6.125	12/04/27	204,386

		TOTAL HUNGARY			749,242

		INDIA - 0.2%
200,000	(a)	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	169,206
200,000	(a)	Indian Railway Finance Corp Ltd	3.570	01/21/32	183,901
200,000	(a)	IRB Infrastructure Developers Ltd	7.110	03/11/32	200,249
200,000	(a)	Muthoot Finance Ltd	6.375	04/23/29	199,593
	(a)	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
200,000		Subsidiaries	4.500	07/14/28	189,755

		TOTAL INDIA			942,704

		INDONESIA - 0.2%
200,000	(a)	Indika Energy Tbk PT	8.750	05/07/29	192,520
IDR 2,701,999,999		Indonesia Treasury Bond	7.000	09/15/30	170,251
IDR 1,110,000,000		Indonesia Treasury Bond	6.625	02/15/34	68,149
200,000	(a)	Medco Maple Tree Pte Ltd	8.960	04/27/29	208,180

32	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDONESIA
$200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S	5.250%	05/15/47	$173,189
335,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S	3.875	07/17/29	324,395

		TOTAL INDONESIA			1,136,684

		IRAQ - 0.0%
150,000	(a)	Iraq International Bond	5.800	01/15/28	148,108

		TOTAL IRAQ			148,108

		IRELAND - 0.2%
636,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.950	03/10/55	660,925
450,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500	01/31/56	450,717
10,000	(a)	Phoenix Aviation Capital Ltd	9.250	07/15/30	10,357

		TOTAL IRELAND			1,121,999
		ISRAEL - 0.1%
200,000	(a),(j)	Bank Hapoalim BM, Reg S	3.255	01/21/32	191,170
180,000	(a)	Energean Israel Finance Ltd, Reg S	4.875	03/30/26	177,651
200,000	(a)	Israel Electric Corp Ltd, Reg S	4.250	08/14/28	194,199

		TOTAL ISRAEL			563,020

		ITALY - 0.0%
200,000	(a)	Efesto Bidco S.p.A Efesto US LLC	7.500	02/15/32	202,501

		TOTAL ITALY			202,501

		JAMAICA - 0.0%
200,000	(a)	Kingston Airport Revenue Finance Ltd	6.750	12/15/36	201,086

		TOTAL JAMAICA			201,086

		JAPAN - 0.0%
200,000	(j)	Nomura Holdings Inc	7.000	01/15/74	202,550

		TOTAL JAPAN			202,550

		JORDAN - 0.0%
200,000	(a)	Jordan Government International Bond	5.850	07/07/30	192,286

		TOTAL JORDAN			192,286

		KAZAKHSTAN - 0.1%
200,000	(a)	Baiterek National Managing Holding JSC	5.450	05/08/28	202,346
200,000	(a)	Development Bank of Kazakhstan JSC	5.500	04/15/27	202,473
200,000	(a)	KazMunayGas National Co JSC	3.500	04/14/33	173,336

		TOTAL KAZAKHSTAN			578,155

		KENYA - 0.0%
200,000	(a)	Republic of Kenya Government International Bond	7.250	02/28/28	196,168

		TOTAL KENYA			196,168

		LUXEMBOURG - 0.1%
300,000	(a)	Albion Financing 1 SARL / Aggreko Holdings Inc	7.000	05/21/30	306,158

		TOTAL LUXEMBOURG			306,158

		MACAU - 0.0%
200,000	(a)	MGM China Holdings Ltd	7.125	06/26/31	207,885

		TOTAL MACAU			207,885

		MALAYSIA - 0.1%
MYR 400,000		Malaysia Government Bond	4.254	05/31/35	100,630
240,000	(a)	Petronas Capital Ltd	5.340	04/03/35	245,792
205,000	(a)	Petronas Capital Ltd	3.404	04/28/61	133,593

		TOTAL MALAYSIA			480,015

		MEXICO - 1.0%
300,000	(a),(j)	Banco Mercantil del Norte SA/Grand Cayman	7.625	10/06/73	298,972
509,800	(a),(j)	Banco Mercantil del Norte SA/Grand Cayman	8.750	02/20/73	514,544
200,000	(a),(j)	Banco Mercantil del Norte SA/Grand Cayman	8.375	02/20/74	202,576
200,000	(a)	Banco Nacional de Comercio Exterior SNC/Cayman Islands	2.720	08/11/31	189,259
200,000	(a)	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.875	05/07/30	202,622
178,049	(a)	Borr IHC Ltd / Borr Finance LLC	10.000	11/15/28	162,611
298,000	(a)	Cemex SAB de CV	7.200	09/10/73	301,055
200,000	(a)	Comision Federal de Electricidad	6.125	06/16/45	176,300

See Notes to Financial Statements	33

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MEXICO
$198,850	(a)	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	01/31/41	$201,664
200,000	(a)	Gruma SAB de CV	5.761	12/09/54	189,024
200,000	(a)	Grupo Aeromexico SAB de CV	8.625	11/15/31	191,030
MXN 3,600,000		Mexican Bonos	8.500	11/18/38	176,248
MXN 1,000,000		Mexican Bonos	7.750	05/29/31	50,767
200,000		Mexico Government International Bond	4.280	08/14/41	153,260
250,000		Mexico Government International Bond	6.400	05/07/54	229,750
200,000	(a)	Nemak SAB de CV	3.625	06/28/31	165,696
200,000	(a)	Orbia Advance Corp SAB de CV	6.800	05/13/30	204,400
200,000		Petroleos Mexicanos	6.750	09/21/47	144,858
275,000		Petroleos Mexicanos	6.840	01/23/30	265,676
245,000		Petroleos Mexicanos	5.950	01/28/31	221,487
200,000		Petroleos Mexicanos	6.950	01/28/60	143,718

		TOTAL MEXICO			4,385,517

		MOROCCO - 0.1%
200,000	(a)	Morocco Government International Bond	5.500	12/11/42	178,513
200,000	(a)	OCP SA	5.125	06/23/51	151,583

		TOTAL MOROCCO			330,096

		NETHERLANDS - 0.4%
516,000	(j)	ING Groep NV	5.750	11/16/73	513,163
526,000	(j)	ING Groep NV, Reg S	7.500	05/16/72	542,437
450,000	(a)	Sunrise FinCo I BV	4.875	07/15/31	425,588
310,000	(a)	VZ Secured Financing BV	5.000	01/15/32	275,779

		TOTAL NETHERLANDS			1,756,967

		NIGERIA - 0.1%
200,000	(a)	IHS Holding Ltd	7.875	05/29/30	200,446
275,000	(a)	Nigeria Government International Bond	10.375	12/09/34	289,667

		TOTAL NIGERIA			490,113

		OMAN - 0.0%
200,000		Oman Government International Bond, Reg S	6.750	01/17/48	206,433

		TOTAL OMAN			206,433

		PANAMA - 0.2%
200,000	(a)	Aeropuerto Internacional de Tocumen SA	5.125	08/11/61	139,660
200,000	(a)	Empresa de Transmision Electrica SA	5.125	05/02/49	143,000
300,000		Panama Government International Bond	4.500	04/01/56	194,082
200,000		Panama Government International Bond	8.000	03/01/38	214,315
162,222	(a)	UEP Penonome II SA 2020 1	6.500	10/01/38	143,540

		TOTAL PANAMA			834,597

		PARAGUAY - 0.0%
200,000	(a)	Paraguay Government International Bond	6.000	02/09/36	203,060

		TOTAL PARAGUAY			203,060

		PERU - 0.1%
200,000	(a)	Banco Internacional del Peru SAA Interbank	6.397	04/30/35	203,980
200,000	(a)	Niagara Energy SAC	5.746	10/03/34	197,993
PEN 250,000	(a)	Peruvian Government International Bond	5.400	08/12/34	66,494
150,000		Peruvian Government International Bond	3.000	01/15/34	126,240

		TOTAL PERU			594,707

		PHILIPPINES - 0.0%
200,000		Philippine Government International Bond	4.200	03/29/47	163,339

		TOTAL PHILIPPINES			163,339

		POLAND - 0.2%
200,000	(a)	Bank Gospodarstwa Krajowego	5.375	05/22/33	201,615
PLN 400,000		Republic of Poland Government Bond	0.250	10/25/26	105,145
PLN 525,000		Republic of Poland Government Bond	2.750	10/25/29	134,374
PLN 375,000		Republic of Poland Government Bond	6.000	10/25/33	108,450
90,000		Republic of Poland Government International Bond	5.500	04/04/53	83,859
100,000		Republic of Poland Government International Bond	5.375	02/12/35	101,819

		TOTAL POLAND			735,262

34	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO - 0.1%
$630,000	(a)	LCPR Senior Secured Financing DAC	6.750%	10/15/27	$424,362

		TOTAL PUERTO RICO			424,362

		REPUBLIC OF SERBIA - 0.0%
200,000	(a)	Serbia International Bond	6.500	09/26/33	210,570

		TOTAL REPUBLIC OF SERBIA			210,570

		ROMANIA - 0.1%
RON 320,000		Romania Government Bond	4.150	01/26/28	68,921
EUR 185,000	(a)	Romanian Government International Bond	5.250	05/30/32	214,881
102,000	(a)	Romanian Government International Bond	5.875	01/30/29	102,682
110,000	(a)	Romanian Government International Bond	5.750	03/24/35	101,600

		TOTAL ROMANIA			488,084

		RWANDA - 0.1%
300,000	(a)	Rwanda International Government Bond	5.500	08/09/31	255,418

		TOTAL RWANDA			255,418

		SAUDI ARABIA - 0.2%
200,000	(a)	EIG Pearl Holdings Sarl	4.387	11/30/46	155,268
200,000		Saudi Arabian Oil Co, Reg S	4.250	04/16/39	173,990
385,000		Saudi Government International Bond, Reg S	3.750	01/21/55	262,416
200,000	(a)	Saudi Government International Bond	5.625	01/13/35	208,518

		TOTAL SAUDI ARABIA			800,192

		SENEGAL - 0.1%
215,000		Senegal Government International Bond, Reg S	6.750	03/13/48	129,045
200,000	(a)	Senegal Government International Bond	6.750	03/13/48	120,043

		TOTAL SENEGAL			249,088
		SOUTH AFRICA - 0.3%
500,000	(a)	Eskom Holdings SOC Ltd	8.450	08/10/28	525,387
ZAR 3,025,000		Republic of South Africa Government Bond	8.875	02/28/35	159,777
200,000		Republic of South Africa Government International Bond	5.375	07/24/44	152,244
200,000	(a)	Republic of South Africa Government International Bond	7.100	11/19/36	198,428
250,000	(a)	Transnet SOC Ltd	8.250	02/06/28	258,585
200,000	(a)	Windfall Mining Group Inc / Groupe Minier Windfall Inc	5.854	05/13/32	204,279

		TOTAL SOUTH AFRICA			1,498,700

		SPAIN - 0.7%
440,000	(j)	Banco Bilbao Vizcaya Argentaria SA	6.125	02/16/74	430,972
473,000	(j)	Banco Bilbao Vizcaya Argentaria SA	9.375	12/19/73	522,000
200,000	(j)	Banco Bilbao Vizcaya Argentaria SA	7.750	04/14/74	202,742
400,000	(j)	Banco Santander SA	8.000	11/01/73	423,050
400,000	(j)	Banco Santander SA	4.750	08/12/73	387,771
600,000	(j)	Banco Santander SA	9.625	02/21/74	699,733

		TOTAL SPAIN			2,666,268

		SRI LANKA - 0.0%
129,323	(a)	Sri Lanka Government International Bond	3.350	03/15/33	104,217
79,065	(a)	Sri Lanka Government International Bond	3.600	02/15/38	64,087
56,938	(a)	Sri Lanka Government International Bond	3.600	06/15/35	39,078

		TOTAL SRI LANKA			207,382

		SUPRANATIONAL - 0.1%
200,000	(a)	Banque Ouest Africaine de Developpement	8.200	02/13/55	200,120
INR 12,500,000		European Bank for Reconstruction & Development	6.300	10/26/27	144,913

		TOTAL SUPRANATIONAL			345,033

		SWITZERLAND - 0.7%
1,000,000	(b)	Credit Suisse Group AG	0.000	01/17/72	115,000
1,645,000	(b)	Credit Suisse Group AG	7.250	03/12/72	189,175
300,000	(b)	Credit Suisse Group AG	6.380	02/21/72	34,500
575,000	(b)	Credit Suisse Group AG	7.500	06/11/72	66,125
735,000	(b)	Credit Suisse Group AG	7.500	01/17/72	84,525
521,000	(a),(j)	UBS Group AG	9.250	05/13/74	602,489
499,000	(a),(j)	UBS Group AG	9.250	05/13/74	544,646
250,000	(a),(j)	UBS Group AG	7.750	04/12/74	263,191
286,000	(j)	UBS Group AG, Reg S	6.875	08/07/73	286,215

See Notes to Financial Statements	35

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SWITZERLAND
$480,000	(a)	VistaJet Malta Finance PLC / Vista Management Holding Inc	6.375%	02/01/30	$449,990

		TOTAL SWITZERLAND			2,635,856
		THAILAND - 0.0%
200,000	(a)	Bangkok Bank PCL/Hong Kong	3.466	09/23/36	177,900

		TOTAL THAILAND			177,900
		TOGO - 0.0%
200,000	(a)	Ecobank Transnational Inc	10,125	10/15/29	204,250

		TOTAL TOGO			204,250

		TURKEY - 0.3%
200,000	(a)	Limak Cimento Sanayi ve Ticaret AS	9.750	07/25/29	200,096
200,000	(a)	Turkcell Iletisim Hizmetleri AS	7.650	01/24/32	203,165
EUR 200,000		Turkiye Government International Bond	5.875	05/21/30	251,889
250,000		Turkiye Government International Bond	6.000	01/14/41	205,777
200,000		Turkiye Government International Bond	7.125	07/17/32	200,099
200,000	(a)	Ulker Biskuvi Sanayi AS	7.875	07/08/31	204,453
200,000	(a)	Yapi ve Kredi Bankasi AS	9.250	01/17/34	208,640

		TOTAL TURKEY			1,474,119

		UGANDA - 0.0%
UGX 353,000,000		Republic of Uganda Government Bonds	14.250	06/22/34	86,286

		TOTAL UGANDA			86,286

		UKRAINE - 0.1%
243,699	(a)	Ukraine Government International Bond	1.750	02/01/29	150,179
311,275	(a)	Ukraine Government International Bond	0.000	02/01/35	145,862
67,730	(a)	Ukraine Government International Bond	0.000	02/01/36	31,664

		TOTAL UKRAINE			327,705

		UKRAINE - 0.1%
		UNITED ARAB EMIRATES - 0.2%
400,000		Emirate of Dubai Government International Bonds, Reg S	3.900	09/09/50	282,431
435,000	(a)	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	369,572
211,978	(a)	Galaxy Pipeline Assets Bidco Ltd 2022 2022	2.940	09/30/40	173,642
184,448	(a)	Sweihan PV Power Co PJSC 2022 1	3.625	01/31/49	152,075

		TOTAL UNITED ARAB EMIRATES			977,720

		UNITED KINGDOM - 2.3%
450,000	(a)	Ardonagh Finco Ltd	7.750	02/15/31	470,461
388,000	(j)	Barclays PLC	8.000	12/15/73	406,984
1,092,000	(j)	Barclays PLC	9.625	03/15/73	1,212,892
200,000	(j)	Barclays PLC	7.625	06/15/74	200,859
300,000	(a)	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC	6.375	02/15/32	300,489
300,000	(a)	ContourGlobal Power Holdings SA	6.750	02/28/30	309,108
445,000	(j)	HSBC Holdings PLC	6.950	03/11/74	447,357
394,000	(j)	HSBC Holdings PLC	6.875	03/11/74	398,721
275,000	(j)	HSBC Holdings PLC	6.950	08/27/73	276,040
200,000	(j)	HSBC Holdings PLC	6.500	09/23/73	201,275
284,000	(j)	HSBC Holdings PLC	6.000	11/22/73	283,713
453,000	(j)	HSBC Holdings PLC	8.000	09/07/73	473,965
771,000	(j)	Lloyds Banking Group PLC	8.000	06/27/74	813,100
221,000	(j)	Lloyds Banking Group PLC	6.750	12/27/73	216,244
300,000	(a)	Merlin Entertainments Group US Holdings Inc	7.375	02/15/31	268,084
300,000	(a)	Motion Finco Sarl	8.375	02/15/32	274,830
682,000	(j)	NatWest Group PLC	8.125	06/30/74	735,642
442,000	(j)	NatWest Group PLC	7.300	12/31/73	439,485
416,000	(j)	NatWest Group PLC	8.000	09/30/73	417,283
200,000	(j)	Phoenix Group Holdings PLC, Reg S	8.500	12/12/72	208,256
343,000	(a),(j)	Standard Chartered PLC	7.750	02/15/74	355,812
550,000	(a)	Virgin Media Secured Finance PLC	5.500	05/15/29	540,970
365,000		Vodafone Group PLC	7.000	04/04/79	380,821
380,000	(a)	Zegona Finance PLC	8.625	07/15/29	405,650

		TOTAL UNITED KINGDOM			10,038,041

		URUGUAY - 0.0%
UYU 6,200,000		Uruguay Government International Bond	8.250	05/21/31	151,424

		TOTAL URUGUAY			151,424

36	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UZBEKISTAN - 0.0%
$200,000	(a)	Republic of Uzbekistan International Bond	6.900%	02/28/32	$205,518

		TOTAL UZBEKISTAN			205,518

		ZAMBIA - 0.1%
122,524	(a)	Zambia Government International Bond	5.750	06/30/33	112,461
197,169	(a)	Zambia Government International Bond	0.500	12/31/53	135,427

		TOTAL ZAMBIA			247,888

		TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS (Cost $70,024,565)			65,829,710

SHARES		DESCRIPTION			VALUE

		EXCHANGE-TRADED FUNDS - 4.8% (3.4% of Total Investments)
13,121		3i Infrastructure PLC			61,683
364,718		iShares Core MSCI Emerging Markets ETF			21,894,021

		TOTAL EXCHANGE-TRADED FUNDS (Cost $16,988,593)			21,955,704

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES - 15.2% (10.9% of Total Investments)
100,000	(a),(i)	ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M + 1.750%)	6.050	06/15/35	100,232
420,000	(i)	BANK 2019-BNK24, Series 2019 BN24	3.283	11/15/62	390,302
307,876	(a),(i)	BX Commercial Mortgage Trust 2021-CIP, Series 2021 CIP, (TSFR1M + 1.035%)	5.347	12/15/38	307,800
130,000		CD 2017-CD5 Mortgage Trust, Series CD5	3.431	08/15/50	127,078
60,037	(i)	Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015 GC29	3.758	04/10/48	57,846
250,000	(i)	Citigroup Commercial Mortgage Trust 2018-B2, Series 2018 B2	4.179	03/10/51	244,597
475,000	(a),(i)	Connecticut Avenue Securities Trust 2022-R05, Series 2022 R05, (SOFR30A + 7.000%)	11.305	04/25/42	514,452
900,000	(a),(i)	Connecticut Avenue Securities Trust 2022-R07, Series 2022 R07, (SOFR30A + 4.650%)	8.956	06/25/42	960,241
35,000	(a),(i)	Connecticut Avenue Securities Trust 2022-R08, Series 2022 R08, (SOFR + 3.600%)	7.905	07/25/42	36,547
105,000	(a),(i)	Connecticut Avenue Securities Trust 2022-R09, Series 2022 R09, (SOFR30A + 4.750%)	9.056	09/25/42	112,582
500,000	(a),(i)	Connecticut Avenue Securities Trust 2023-R01, Series 2023 R01, (SOFR30A + 3.750%)	8.056	12/25/42	527,940
935,000	(a),(i)	Connecticut Avenue Securities Trust 2023-R05, Series 2023 R05, (SOFR30A + 3.100%)	7.406	06/25/43	976,733
695,000	(a),(i)	Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06, (SOFR30A + 2.700%)	7.005	07/25/43	718,259
210,000	(a),(i)	Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06, (SOFR30A + 3.900%)	9.188	07/25/43	222,196
149,826	(a),(i)	ELP Commercial Mortgage Trust 2021-ELP, Series 2021 ELP, (TSFR1M + 1.434%)	5.746	11/15/38	149,713
620,268	(k)	Fannie Mae Pool, FN MA4785	5.000	10/01/52	610,878
1,806,548	(k)	Fannie Mae Pool, FN MA4700, Series 2022 1	4.000	08/01/52	1,683,281
3,010,799	(k)	Fannie Mae Pool, FN MA4732	4.000	09/01/52	2,805,359
2,138,975	(k)	Fannie Mae Pool, FN MA4733	4.500	09/01/52	2,049,866
1,640,173		Fannie Mae Pool, FN MA4737, Series 2022 1	5.000	08/01/52	1,615,514
1,688,145		Fannie Mae Pool, FN MA4783	4.000	10/01/52	1,570,343
2,477,662	(k)	Fannie Mae Pool, FN MA4655	4.000	07/01/52	2,308,733
2,609,121	(k)	Fannie Mae Pool, FN MA4805, Series 2022 1	4.500	11/01/52	2,500,615
439,812	(k)	Fannie Mae Pool, FN MA5106	5.000	08/01/53	432,133
390,177		Fannie Mae Pool, FN MA4919	5.500	02/01/53	391,154
756,964	(k)	Fannie Mae Pool, FN MA4942	6.000	03/01/53	771,103
943,243	(k)	Fannie Mae Pool, FN MA4978	5.000	04/01/53	927,454
801,304	(k)	Fannie Mae Pool, FN MA5039	5.500	06/01/53	802,486
823,860	(k)	Fannie Mae Pool, FN MA4644, Series 2022 1	4.000	05/01/52	767,648
71,222		Fannie Mae Pool, FN MA5107	5.500	08/01/53	71,316
236,177		Fannie Mae Pool, FN MA5247	6.000	01/01/54	240,260

See Notes to Financial Statements	37

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES (continued)
$1,072,383	(k)	Fannie Mae Pool, FN MA4918	5.000%	02/01/53	$1,054,603
1,291,073	(k)	Fannie Mae Pool, FN MA4626	4.000	06/01/52	1,203,048
1,944,060	(k)	Fannie Mae Pool, FN MA5353	5.500	05/01/54	1,944,425
247,396		Fannie Mae Pool, FN MA4578	2.500	04/01/52	205,661
2,898,122		Fannie Mae Pool, FN MA4600, Series 2022 2	3.500	05/01/52	2,614,106
4,339,751	(k)	Fannie Mae Pool, FN BW3382	4.500	07/01/52	4,158,197
474,226	(k)	Fannie Mae Pool, FN BW3383	4.500	07/01/52	454,504
1,364,910	(k)	Fannie Mae Pool, FN CB1301	2.500	08/01/51	1,145,276
411,141	(k)	Fannie Mae Pool, FN CB2795	3.000	02/01/52	357,487
2,625,351	(k)	Fannie Mae Pool, FN MA5165	5.500	10/01/53	2,628,209
1,256,700	(k)	Fannie Mae Pool, FN CB3905	3.500	06/01/52	1,135,427
1,877,527	(k)	Fannie Mae Pool, FN FS0522	2.500	02/01/52	1,575,943
1,443,945	(k)	Fannie Mae Pool, FN FS1533	3.000	04/01/52	1,263,995
1,549,607	(k)	Fannie Mae Pool, FN FS1535	3.000	04/01/52	1,353,509
462,881	(k)	Fannie Mae Pool, FN FS7299	3.000	05/01/52	405,334
1,149,425	(k)	Fannie Mae Pool, FN CB3599	3.500	05/01/52	1,041,004
92,489	(a),(i)	Flagstar Mortgage Trust 2021-10INV, Series 2021 10IN	3.501	10/25/51	75,577
30,273		Freddie Mac Gold Pool, FG U99084	4.500	02/01/44	29,756
363,415	(k)	Freddie Mac Pool, FR SD4810	3.000	04/01/52	319,059
79,723		Freddie Mac Pool, FR SD8220	3.000	06/01/52	69,021
861,318	(k)	Freddie Mac Pool, FR QE5382	4.500	07/01/52	825,316
1,336,462	(k)	Freddie Mac Pool, FR RA6766	2.500	02/01/52	1,121,790
1,560,313	(k)	Freddie Mac Pool, FR RA9629	5.500	08/01/53	1,562,576
755,520	(k)	Freddie Mac Pool, FR SD8288	5.000	01/01/53	744,005
1,239,733		Freddie Mac REMICS, Series 2021 5160	3.000	09/25/50	906,287
185,000	(a),(i)	Freddie Mac STACR REMIC Trust 2022-DNA4, Series 2022 DNA4, (SOFR30A + 3.350%)	7.655	05/25/42	192,385
930,000	(a),(i)	Freddie Mac STACR REMIC Trust 2022-DNA5, Series 2022 DNA5, (SOFR30A + 4.500%)	8.805	06/25/42	989,205
150,000	(a),(i)	Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022 HQA2, (SOFR30A + 4.000%)	8.305	07/25/42	158,434
285,000	(a),(i)	Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023 DNA1, (SOFR30A + 3.100%)	8.444	03/25/43	297,161
275,566		Ginnie Mae II Pool, G2 MA8724	4.500	03/20/53	265,508
623,118	(k)	Ginnie Mae II Pool, G2 MA8428	5.000	11/20/52	615,219
284,998	(k)	Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE	3.000	06/20/51	252,373
1,283,748	(k)	Ginnie Mae II Pool, G2 MA8149	3.500	07/20/52	1,171,016
442,586	(k)	Ginnie Mae II Pool, G2 MA7871, Series 2022 1	2.500	02/20/52	369,092
362,429	(k)	Ginnie Mae II Pool, G2 MA7768, Series 2021 1	3.000	12/20/51	320,717
813,610	(k)	Ginnie Mae II Pool, G2 MA8200	4.000	08/20/52	760,223
264,029		Government National Mortgage Association, Series 2022 124	4.000	07/20/52	217,717
422,587		Government National Mortgage Association, Series 2023 111	3.000	02/20/52	287,303
748,678		Government National Mortgage Association, Series 2013 188	2.500	12/20/43	671,699
246,100		Government National Mortgage Association, Series 2021 209	3.000	11/20/51	176,218
473,442		Government National Mortgage Association, Series 2022 174	4.500	09/20/52	420,327
250,000		GS Mortgage Securities Trust 2019-GC42, Series 2019 GC42	3.001	09/10/52	233,401
778,356	(a),(i)	GS Mortgage-Backed Securities Corp Trust 2022-PJ2, Series 2022 PJ2	3.000	06/25/52	658,655
276,578	(a),(i)	GS Mortgage-Backed Securities Trust 2021-PJ10, Series 2021 PJ10	2.500	03/25/52	224,274
406,308	(a),(i)	GS Mortgage-Backed Securities Trust 2022-GR2, Series 2022 GR2	3.000	08/26/52	344,097
286,169	(a),(i)	GS Mortgage-Backed Securities Trust 2022-HP1, Series 2022 HP1	3.000	09/25/52	242,352
458,923	(a),(i)	GS Mortgage-Backed Securities Trust 2022-INV1, Series 2022 INV1	3.000	07/25/52	389,371
239,386	(a),(i)	GS Mortgage-Backed Securities Trust 2022-PJ5, Series 2022 PJ5	3.000	10/25/52	202,572
239,013	(a),(i)	GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023 PJ1	3.500	02/25/53	209,037
250,000	(a),(i)	Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR	5.644	02/05/45	256,998
250,000	(a)	ICNQ 2024-MF Mortgage Trust, Series 2024 MF	5.778	12/10/34	257,527
250,000	(a),(i)	IP 2025-IP Mortgage Trust, Series 2025 IP	5.250	06/10/42	253,952

38	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES (continued)
$384,976	(a),(i)	J.P. Morgan Mortgage Trust 2021-15, Series 2021 15	2.500%	06/25/52	$310,756
319,417	(a),(i)	J.P. Morgan Mortgage Trust 2022-4, Series 2022 4	3.000	10/25/52	270,295
204,281	(a),(i)	J.P. Morgan Mortgage Trust 2022-6, Series 2022 6	3.000	11/25/52	172,742
498,512	(a),(i)	J.P. Morgan Mortgage Trust 2022-INV3, Series 2022 INV3	3.000	09/25/52	422,339
121,084	(a),(i)	J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2	3.500	09/25/52	105,746
250,000	(a)	JP Morgan Chase Commercial Mortgage Securities Trust 2025- NSLB, Series 2025 NSLB	6.234	06/05/42	259,962
1,109,534	(a),(i)	JP Morgan Mortgage Trust 2022-2, Series 2022 2	3.000	08/25/52	939,649
700,512	(a),(i)	JP Morgan Mortgage Trust 2022-3, Series 2022 3	3.000	08/25/52	592,781
1,462,118	(a),(i)	JP Morgan Mortgage Trust 2022-LTV1, Series 2022 LTV1	3.250	07/25/52	1,294,435
565,314	(a),(i)	JP Morgan Mortgage Trust Series 2024-3, Series 2024 3	3.000	05/25/54	478,376
80,707		JPMDB Commercial Mortgage Securities Trust 2018-C8, Series 2018 C8	3.944	06/15/51	80,059
276,795	(a),(i)	OBX 2022-INV5 Trust, Series 2022 INV5	4.000	10/25/52	250,260
627,248	(a),(i)	RCKT Mortgage Trust 2022-2, Series 2022 2	2.500	02/25/52	508,630
80,260	(a),(i)	RCKT Mortgage Trust 2022-3, Series 2022 3	3.000	05/25/52	67,971
168,272	(a),(i)	RCKT Mortgage Trust 2022-4, Series 2022 4	3.500	06/25/52	147,167
107,715	(a),(i)	Wells Fargo Mortgage Backed Securities 2021-2 Trust, Series 2021 2	2.500	06/25/51	87,480
166,410	(a),(i)	Wells Fargo Mortgage Backed Securities 2022-2 Trust, Series 2022 2	2.500	12/25/51	134,941
197,914	(a),(i)	Wells Fargo Mortgage Backed Securities 2022-INV1 Trust, Series 2022 INV1	3.500	03/25/52	173,199
118,749	(a),(i)	Wells Fargo Mortgage Backed Securities 2022-INV1 Trust, Series 2022 INV1	3.000	03/25/52	100,641

		TOTAL MORTGAGE-BACKED SECURITIES (Cost $72,059,932)			70,023,038

SHARES		DESCRIPTION	RATE		VALUE

		PREFERRED STOCK - 1.5% (1.1% of Total Investments)
		BANKS - 0.5%
6,772		Fifth Third Bancorp	8.296		170,045
191,920		Itau Unibanco Holding SA	0.000		1,305,230
8,825		KeyCorp	6.125		215,330
18,675		KeyCorp	6.200		451,748
1,200		KeyCorp	5.625		25,536
1,396		KeyCorp	5.650		29,525

		TOTAL BANKS			2,197,414

		FINANCIAL SERVICES - 0.5%
12,675		Bank of New York Mellon Corp/The	6.150		324,987
7,550		Equitable Holdings Inc	5.250		154,247
4,206		Morgan Stanley	7.125		106,117
11,750		Morgan Stanley	6.625		303,738
11,775		Morgan Stanley	6.500		302,971
16,725		Morgan Stanley	6.875		420,299
4,923		Synchrony Financial	5.625		90,583
10,218		Voya Financial Inc	5.350		243,188

		TOTAL FINANCIAL SERVICES			1,946,130

		FOOD, BEVERAGE & TOBACCO - 0.2%
10,571		CHS Inc	7.100		259,518
12,518		CHS Inc	6.750		297,928

		TOTAL FOOD, BEVERAGE & TOBACCO			557,446
		INSURANCE - 0.3%
6,075		American National Group Inc	7.375		158,375
10,425		American National Group Inc	6.625		261,668
8,200		Aspen Insurance Holdings Ltd	5.625		161,130
4,550		Aspen Insurance Holdings Ltd	7.125		107,835
2,875		Assurant Inc	5.250		61,669
19,836		Athene Holding Ltd	6.350		479,436
10,532		Enstar Group Ltd	7.000		211,799
9,837		Reinsurance Group of America Inc	5.750		241,498

See Notes to Financial Statements	39

Portfolio of Investments June 30, 2025 (continued)

NMAI

SHARES		DESCRIPTION	RATE		VALUE

		INSURANCE (continued)
5,959		Reinsurance Group of America Inc	7.125%		$151,597
8,200		Selective Insurance Group Inc	4.600		136,612

		TOTAL INSURANCE			1,971,619

		UTILITIES - 0.0%
200,000	(a)	Trinidad Generation UnLtd	7.750		207,200

		TOTAL UTILITIES			207,200

		TOTAL PREFERRED STOCK (Cost $6,929,020)			6,879,809

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1% (3.6% of Total Investments)
$325,000		CoBank ACB	6.250	10/01/73	325,560
93,000		CoBank ACB	7.250	07/01/74	95,935
152,000	(a)	Farm Credit Bank of Texas	6.200	09/15/73	151,620
152,000	(a)	Farm Credit Bank of Texas	7.750	09/15/73	158,080
401,021	(l)	United States Treasury Inflation Indexed Bonds	1.250	04/15/28	400,267
401,337	(l)	United States Treasury Inflation Indexed Bonds	1.375	07/15/33	389,731
698,682	(l)	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	687,815
654,525	(l)	United States Treasury Inflation Indexed Bonds	2.375	10/15/28	678,924
266,093	(l)	United States Treasury Inflation Indexed Bonds	1.750	01/15/34	263,763
388,886	(l)	United States Treasury Inflation Indexed Bonds	2.125	04/15/29	399,340
393,562	(l)	United States Treasury Inflation Indexed Bonds	1.875	07/15/34	393,864
808,038	(l)	United States Treasury Inflation Indexed Bonds	2.125	01/15/35	821,220
646,098	(l)	United States Treasury Inflation Indexed Bonds	1.125	01/15/33	617,370
100,764	(l)	United States Treasury Inflation Indexed Bonds	1.625	04/15/30	101,488
398,364	(l)	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	392,918
402,523	(l)	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	397,610
450,382	(l)	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	423,061
311,680	(l)	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	294,132
422,627	(l)	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	414,761
392,473	(l)	United States Treasury Inflation Indexed Bonds	1.625	10/15/29	397,290
703,833	(k),(l)	United States Treasury Inflation Indexed Bonds	1.625	10/15/27	712,594
282,148	(l)	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	270,938
397,621	(l)	United States Treasury Inflation Indexed Bonds	0.125	04/15/27	389,295
739,320	(l)	United States Treasury Inflation Indexed Bonds	0.125	01/15/31	684,969
361,422	(l)	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	402,287
568,746	(l)	United States Treasury Inflation Indexed Bonds	0.125	04/15/26	562,425
292,679	(l)	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	319,520
191,389	(l)	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	193,829
495,798	(l)	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	527,200
410,844	(l)	United States Treasury Inflation Indexed Bonds	0.125	10/15/26	406,129
718,068	(l)	United States Treasury Inflation Indexed Bonds	0.125	07/15/31	660,757
752,141	(l)	United States Treasury Inflation Indexed Bonds - When Issued	0.125	01/15/32	681,673
551,995	(l)	United States Treasury Inflation Indexed Bonds - When Issued	0.625	07/15/32	514,859
105,000		United States Treasury Note/Bond	4.000	03/31/30	105,976
200,000		United States Treasury Note/Bond	4.375	11/15/39	196,055
1,679,999		United States Treasury Note/Bond	3.750	06/30/27	1,681,050
740,000		United States Treasury Note/Bond	3.875	06/15/28	743,931
925,000		United States Treasury Note/Bond	4.125	05/31/32	932,805
285,000		United States Treasury Note/Bond	4.250	05/15/35	285,445
445,700		United States Treasury Note/Bond	2.875	05/15/49	319,946
160,000		United States Treasury Note/Bond	3.875	04/30/30	160,625
105,000		United States Treasury Note/Bond	4.125	03/31/32	105,931
55,000		United States Treasury Note/Bond	4.000	12/15/27	55,391
475,100		United States Treasury Note/Bond	3.625	05/15/53	387,503
449,400		United States Treasury Note/Bond	3.875	05/15/43	401,405
80,000		United States Treasury Note/Bond	3.750	08/31/31	79,253
215,000		United States Treasury Note/Bond	3.875	08/15/34	209,919
60,000		United States Treasury Note/Bond	4.625	05/15/54	58,275
50,000		United States Treasury Note/Bond	4.625	05/31/31	51,908
375,000		United States Treasury Note/Bond	4.750	05/15/55	372,891

40	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

$106,200		United States Treasury Note/Bond	4.000%	02/15/34	$105,092
545,000		United States Treasury Note/Bond	5.000	05/15/45	559,817
235,000		United States Treasury Note/Bond	4.875	10/31/30	246,686
313,500		United States Treasury Note/Bond	4.125	07/31/28	317,284
105,000		United States Treasury Note/Bond	3.750	06/30/30	104,733
240,000		United States Treasury Note/Bond	4.625	02/15/35	247,613
212,700		United States Treasury Note/Bond	3.875	08/15/33	209,460
1,289,999		United States Treasury Note/Bond - When Issued	4.000	05/31/30	1,302,497

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,105,015)			23,372,715

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 12.4% (8.9% of Total Investments)
		AUTOMOBILES & COMPONENTS - 0.2%
34,162	(i)	Adient US LLC, Term Loan B2, (TSFR1M + 2.250%)	6.577	01/29/31	34,282
387,080	(i)	Clarios Global LP, Term Loan B, (TSFR1M + 2.500%)	6.827	05/06/30	386,476
272,000	(i)	Clarios Global LP, Term Loan B, (TSFR1M + 2.750%)	7.077	01/28/32	272,596
68,822	(i),(m)	DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%)	8.191	10/04/28	66,027

		TOTAL AUTOMOBILES & COMPONENTS			759,381

		CAPITAL GOODS - 0.9%
68,567	(i)	ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%)	8.807	05/17/28	52,261
4,808	(i),(n)	Air Comm Corporation, LLC, Delayed Draw Term Loan	1.000	12/11/31	4,838
57,548	(i)	Air Comm Corporation, LLC, Term Loan, (TSFR3M + 3.000%)	7.300	12/11/31	57,908
76,512	(i)	Ali Group North America Corporation, Term Loan B, (TSFR1M + 2.000%)	6.441	07/23/29	77,050
89,431	(i)	Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.750%)	9.046	11/03/31	90,210
124,063	(i)	Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%)	7.818	10/18/29	124,760
102,229	(i)	Barentz International B.V., Term Loan B, (TSFR3M + 3.250%)	7.646	03/28/31	102,133
232,418	(i)	Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%)	7.327	01/27/32	233,067
43,670	(i)	Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.750%)	7.046	10/17/30	43,820
61,692	(i)	Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%)	6.941	08/28/28	61,813
296,521	(i)	Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%)	7.677	11/03/28	297,363
91,732	(i)	Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%)	6.788	03/18/30	92,134
50,736	(i)	Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%)	8.191	05/17/28	37,545
22,377	(i)	Core & Main LP, Term Loan B, (TSFR6M + 2.000%)	6.270	07/27/28	22,419
86,009	(i),(m)	Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%)	7.662	04/12/28	77,050
114,736	(i)	Filtration Group Corporation, Term Loan B, (TSFR1M + 3.000%)	7.327	10/23/28	115,309
118,477	(i)	Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%)	6.077	06/04/31	118,602
75,431	(i),(n)	Kaman Corporation, Delayed Draw Term Loan	1.000	02/26/32	75,437
571,120	(i)	Kaman Corporation, Term Loan B, (TSFR3M + 2.750%)	7.083	02/26/32	571,167
124,352	(i)	Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%)	6.762	06/21/28	124,585
69,475	(i)	Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 2.750%)	7.077	09/26/31	69,692
51,233	(i)	MI Windows and Doors, LLC, Term Loan B2, (TSFR1M + 3.000%)	7.327	03/28/31	51,408
72,000	(i)	Minimax Viking GmbH, Term Loan B, (TSFR1M + 2.250%)	6.577	03/17/32	72,405
75,000	(i),(o)	Oregon Tool Lux LP, (TBD)	TBD	TBD	61,187
48,000	(i),(m)	Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%)	9.674	10/15/29	48,630
161,595	(i)	Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%)	6.577	01/31/32	161,575
37,366	(i)	Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%)	6.577	04/14/31	37,343
68,000	(i)	QXO Inc, Term Loan B, (TSFR3M + 3.000%)	7.296	04/30/32	68,549
566,978	(i)	TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 3.000%)	7.237	04/30/30	569,104
154,830	(i)	TransDigm, Inc., Term Loan, (TSFR3M + 2.500%)	6.796	01/20/32	155,238
336,535	(i)	TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%)	6.796	02/28/31	337,512
315,377	(i)	Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%)	8.191	11/20/28	312,392

		TOTAL CAPITAL GOODS			4,324,506

See Notes to Financial Statements	41

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
$378,302	(i)	Allied Universal Holdco LLC, Incremental Term Loan B, (TSFR1M + 3.750%)	8.177%	05/15/28	$380,533
80,903	(i)	Amentum Government Services Holdings LLC, Term Loan B, (TSFR1M + 2.250%)	6.577	09/29/31	80,903
32,918	(i)	American Auto Auction Group, LLC, Term Loan, (TSFR3M + 4.500%)	8.830	05/28/32	33,118
220,571	(i)	Anticimex International AB, Term Loan B1, (SOFR90A + 3.400%)	7.660	11/16/28	221,371
110,444	(i)	Anticimex International AB, Term Loan B6, (SOFR90A + 3.400%)	7.660	11/16/28	111,023
10,345	(i),(n)	Archkey Solutions LLC, Delayed Draw Term Loan B	4.750	11/03/31	10,435
78,045	(i)	CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 3.000%)	7.333	09/29/28	78,404
197,531	(i)	CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%)	7.941	06/02/28	195,772
153,541	(i)	Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M + 2.750%)	7.077	10/01/31	154,172
114,969	(i)	Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M + 2.250%)	6.572	01/18/29	115,012
156,724	(i)	Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%)	7.280	08/01/29	157,512
74,118	(i)	First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%)	7.577	10/31/31	74,245
343,686	(i)	Garda World Security Corporation, Term Loan B, (TSFR1M + 3.000%)	7.314	02/01/29	344,734
95,000	(i)	GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%)	6.824	03/03/32	95,178
68,652	(i)	OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.500%)	6.783	07/25/30	68,859
54,588	(i)	Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%)	6.320	10/15/30	54,677
101,378	(i)	Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%)	6.562	11/30/28	101,682
7,828	(i)	Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%)	6.562	11/30/28	7,851
99,782	(i)	West Corporation, Term Loan B3, (TSFR3M + 4.000%)	8.530	04/12/27	54,069
69,825	(i)	WIN Waste Innovations Holdings, Inc., Incremental Term Loan, (TSFR1M + 3.750%)	8.191	03/27/28	70,261
587,693	(i)	WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.191	03/27/28	582,370
119,100	(i)	XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%)	7.796	06/24/31	119,547

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,111,728

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
119,100	(i)	Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%)	7.049	10/16/31	119,788
300,618	(i)	CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%)	6.780	11/08/32	301,699
29,102	(i)	Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%)	7.441	12/18/28	29,102
46,593	(i)	Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%)	7.296	06/17/31	46,753
243,161	(i)	Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%)	6.818	06/09/31	243,921
158,245	(i)	LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%)	8.177	12/20/27	156,465
151,880	(i)	Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%)	6.814	04/23/31	151,927
115,779	(i),(m)	Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%)	8.807	04/17/28	97,327
59,946	(i)	Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M + 2.500%)	6.827	03/27/31	60,133
81,000	(i),(m)	Petco Health and Wellness Company, Inc., Term Loan B, (TSFR3M + 3.250%)	7.807	03/06/28	74,831
287,759	(i)	PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%)	8.177	02/14/28	285,421
136,224	(i)	Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%)	6.941	10/20/28	132,810
276,294	(i)	Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%)	6.827	01/30/31	275,379
134,747	(i)	Wand NewCo 3, Inc., Term Loan B, (TSFR1M + 2.500%)	6.827	01/30/31	134,301
126,099	(i)	White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%)	7.577	10/31/29	125,603

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			2,235,460

		CONSUMER DURABLES & APPAREL - 0.3%
133,925	(i)	ABG Intermediate Holdings 2 LLC, First Lien Term Loan B, (TSFR1M + 2.250%)	6.577	12/21/28	134,018
342,393	(i)	AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.000%)	7.324	07/31/28	342,294
122,111	(i)	Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%)	6.941	05/30/28	122,613

42	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER DURABLES & APPAREL (continued)
$2,926	(i)	Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M + 7.500%)	11.910%	06/29/28	$2,686
116,583	(i)	Somnigroup International Inc, Term Loan B, (SOFR90A + 2.250%)	6.690	10/24/31	116,972
36,996	(i)	SRAM, LLC , Term Loan B, (TSFR1M + 2.250%)	6.577	02/27/32	36,626
60,938	(i)	Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M + 3.000%)	7.327	03/18/30	60,130
249,375	(i)	Varsity Brands, Inc., Term Loan, (TSFR3M + 3.500%)	7.830	08/26/31	249,648
233,217	(i)	Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%)	7.691	10/29/27	231,982
105,000	(i)	WH Borrower, LLC, Term Loan B, (TSFR3M + 4.750%)	9.072	02/20/32	105,164

		TOTAL CONSUMER DURABLES & APPAREL			1,402,133

		CONSUMER SERVICES - 1.1%
54,450	(i)	101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%)	6.077	09/23/30	54,286
49,502	(i)	Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M + 2.000%)	6.230	06/11/31	49,296
238,197	(i)	Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%)	7.077	08/17/28	239,686
248,128	(i)	Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%)	7.327	05/31/30	249,370
128,045	(i),(m)	Bally’s Corporation, Term Loan B, (TSFR3M + 3.250%)	7.784	10/02/28	113,640
47,056	(i)	Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%)	6.577	02/06/30	47,091
244,381	(i)	Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%)	6.577	02/06/31	244,535
33,093	(i)	Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%)	6.312	08/09/27	33,176
70,000	(i)	Catawba Nation Gaming Authority, Term Loan B, (TSFR3M + 4.750%)	9.046	03/29/32	70,963
49,750	(i)	CE Intermediate I, LLC, Term Loan B, (TSFR3M + 3.000%)	7.450	03/25/32	49,812
90,079	(i)	Churchill Downs Incorporated, Incremental Term Loan B1, (TSFR1M + 1.750%)	6.077	03/17/28	90,248
122,506	(i)	Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%)	6.561	05/24/30	123,119
485,581	(i)	ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%)	9.557	09/18/26	486,795
614,910	(i)	Crown Finance US, Inc., Term Loan B, (TSFR1M + 5.250%)	9.566	12/02/31	615,526
122,833	(i)	Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%)	6.296	09/19/31	123,187
61,417	(i),(o)	Delta 2 Lux Sarl, (TBD)	TBD	TBD	61,593
56,185	(i)	Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.750%)	8.046	06/25/29	56,430
174,321	(i)	Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%)	7.827	01/29/29	174,328
294,241	(i)	Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%)	6.046	11/29/30	293,873
50,000	(i)	Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%)	6.296	06/04/32	50,063
94,418	(i)	GBT US III LLC, Term Loan B, (TSFR3M + 2.500%)	6.783	07/28/31	94,693
131,980	(i)	GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR6M + 2.750%)	7.016	10/31/29	132,652
65,000	(i)	Herschend Entertainment Company, LLC, Term Loan B, (TSFR1M + 3.250%)	7.572	05/27/32	65,535
91,809	(i)	Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M + 2.000%)	6.327	08/02/28	91,888
118,919	(i)	IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%)	6.827	12/15/27	119,043
237,244	(i)	Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%)	6.564	04/16/29	237,748
76,410	(i)	Motion Finco Sarl, Term Loan B, (CME Term SOFR 3 Month + 3.500%)	7.796	11/30/29	72,925
55,415	(i)	PCI Gaming Authority, Term Loan, (TSFR1M + 2.000%)	6.327	07/21/31	55,473
163,687	(i)	PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%)	6.827	05/03/29	164,075
84,575	(i)	PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M + 2.750%)	7.046	03/24/31	84,913
162,647	(i)	Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%)	7.285	04/04/29	162,695
204,111	(i)	SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M + 2.000%)	6.327	12/04/31	204,238
89,100	(i)	Six Flags Entertainment Corporation, Term Loan B, (TSFR1M + 2.000%)	6.327	05/01/31	89,289
237,185	(i)	Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%)	8.577	03/06/28	209,019
159,350	(i)	UFC Holdings, LLC, Term Loan B, (TSFR3M + 2.250%)	6.571	11/21/31	160,126

		TOTAL CONSUMER SERVICES			5,171,329

See Notes to Financial Statements	43

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 0.2%
$151,395	(i)	EG Group Limited, Term Loan B, (TSFR3M + 4.250%)	8.583%	02/07/28	$152,273
124,688	(i)	Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%)	7.256	10/15/31	125,259
633,923	(i)	Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M + 3.000%)	7.531	11/16/26	633,527
102,098	(i)	TransMontaigne Operating Company L.P., Term Loan B, (TSFR1M + 3.250%)	7.577	11/17/28	102,637

		TOTAL ENERGY			1,013,696

		FINANCIAL SERVICES - 0.1%
44,762	(i)	AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%)	7.327	08/02/28	44,902
69,136	(i)	Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.250%)	8.577	12/15/28	69,619
105,000	(i),(o)	Beach Acquisition Bidco LLC, (TBD)	TBD	TBD	105,656
40,000	(i),(m)	Colossus Acquireco LLC, (CME Term SOFR 1 Month + 1.750%)	6.077	06/14/32	39,785
61,845	(i)	Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M + 3.250%)	7.542	01/27/32	62,063
167,886	(b),(i),(p)	Ditech Holding Corporation, Term Loan	0.000	06/30/27	17
122,079	(i)	Kestra Advisor Services Holdings A, Inc., Repriced Term Loan, (TSFR1M + 3.000%)	7.327	03/24/31	122,168
32,000	(i)	NCR Atleos LLC, Term Loan B, (TSFR3M + 3.750%)	8.030	04/16/29	32,276
56,000	(i),(o)	Orion US Finco, (TBD)	TBD	TBD	56,238
40,000	(i),(o)	Shift4 Payments LLC, (TBD)	TBD	TBD	40,369
71,552	(i)	Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%)	6.077	06/24/31	71,723

		TOTAL FINANCIAL SERVICES			644,816

		FOOD, BEVERAGE & TOBACCO - 0.3%
1,740	(i)	8th Avenue Food & Provisions, Inc., First Lien Term Loan, (Prime + 2.750%)	10.250	10/01/25	1,741
18,661	(i)	8th Avenue Food & Provisions, Inc., Incremental Term Loan, (Prime + 3.750%)	11.250	10/01/25	18,674
44,774	(i)	Aspire Bakeries Holdings LLC, (CME Term SOFR 1 Month + 4.250%)	8.577	12/23/30	45,005
121,964	(i)	CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%)	7.441	12/08/28	122,574
55	(i)	City Brewing Company, LLC, First Lien Second Out PIK Term Loan, (TSFR3M + 5.000%)	9.289	04/14/28	0
29,304	(i)	City Brewing Company, LLC, First Out New Money Term Loan, (TSFR3M + 6.250%)	10.506	04/05/28	8,058
76,682	(i)	City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M + 3.500%)	8.018	04/05/28	21,088
7,764	(i)	City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR3M + 9.000%), (cash 13.585%, PIK 7.500%)	13.585	01/03/26	7,376
122,819	(i)	Fiesta Purchaser, Inc., First Lien Term Loan B, (TSFR1M + 3.250%)	7.577	02/12/31	123,289
99,000	(i),(m)	Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%)	9.796	01/24/29	98,381
243,496	(i)	Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%)	7.576	07/12/29	245,322
8,621	(i),(n)	Sauer Brands Inc, Delayed Draw Term Loan	1.625	02/19/32	8,683
91,379	(i)	Sauer Brands Inc, Term Loan B, (TSFR1M + 3.250%)	7.577	02/19/32	92,043
98,813	(i)	Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%)	6.572	05/21/32	99,060
290,259	(i)	Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%)	6.546	03/31/28	291,630

		TOTAL FOOD, BEVERAGE & TOBACCO			1,182,924

		HEALTH CARE EQUIPMENT & SERVICES - 1.1%
78,551	(i)	ADMI Corp., Term Loan B5, (TSFR1M + 5.750%)	10.077	12/23/27	76,351
188,785	(i)	AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%)	7.077	08/24/28	189,671
39,800	(i)	Concentra Health Services Inc, Repriced Term Loan B, (TSFR1M + 2.000%)	6.327	07/28/31	39,999
137,846	(i)	EyeCare Partners, LLC, Second Out Term Loan B, (TSFR6M + 2.305%), (cash 5.227%, PIK 3.610%)	4.419	11/30/28	109,530
173,114	(i)	Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%)	8.396	10/01/27	167,185
355,058	(i)	Global Medical Response, Inc., PIK Term Loan, (TSFR3M + 2.750%), (cash 9.079%, PIK 7.500%)	4.914	10/02/28	355,995
188,205	(i)	MedAssets Software Intermediate Holdings, Inc., First Out Term Loan, (TSFR1M + 4.000%)	8.321	12/18/28	183,467
878,763	(i)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.577	10/23/28	880,763

44	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)
$146,973	(i)	National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M + 3.750%)	8.161%	03/02/28	$142,380
4,872	(i)	National Mentor Holdings, Inc., Term Loan C, (TSFR3M + 3.750%)	8.146	03/02/28	4,720
152,397	(i)	Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%)	9.344	02/28/28	152,992
171,825	(i)	Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%)	7.068	03/17/31	172,178
499,797	(i)	Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%)	6.827	11/15/28	500,498
362,239	(i)	Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%)	6.827	02/21/31	363,843
110,000	(i),(o)	Radiology Partners Inc, (TBD)	TBD	TBD	109,244
69,475	(i)	Resonetics, LLC, Term Loan B, (TSFR3M + 3.250%)	7.569	06/18/31	69,604
93,739	(i)	Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%)	6.327	12/03/31	94,149
16,001	(i)	Sound Inpatient Physicians, Tranche A Term Loan (First Out), (TSFR3M + 3.250%), (cash 10.061%, PIK 1.000%)	5.529	06/28/28	16,741
144,463	(i)	Sound Inpatient Physicians, Tranche B Term Loan (Second Out), (TSFR3M + 2.500%), (cash 8.061%, PIK 1.500%)	4.779	06/28/28	135,217
115,707	(i)	Star Parent Inc., Term Loan B, (TSFR3M + 4.000%)	8.296	09/30/30	114,725
656,408	(i)	Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.077	12/19/30	659,556
246,569	(i)	Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%)	9.530	03/02/27	245,721
68,940	(i)	Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%)	8.327	10/29/31	68,402
248,750	(i)	Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%)	7.577	11/26/31	247,765

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,100,696

		HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
126,904	(i),(m)	Kronos Acquisition Holdings Inc., Term Loan, (TSFR3M + 4.000%)	8.296	07/08/31	114,087
73,809	(i),(m)	VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M + 3.500%)	8.057	05/16/28	73,423

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			187,510

		INSURANCE - 1.0%
107,090	(i)	Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%)	7.327	11/06/30	106,965
210,000	(i)	Alera Group, Inc., Term Loan, (TSFR1M + 3.250%)	7.577	05/28/32	210,866
667,717	(i),(m)	Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%)	7.072	09/19/31	668,625
276,418	(i)	AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%)	6.577	01/30/32	276,824
197,500	(i)	AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M + 3.500%)	7.827	02/14/31	198,218
127,000	(i),(m)	Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%)	9.691	02/03/28	121,801
90,942	(i)	Asurion LLC, Term Loan B11, (TSFR1M + 4.250%)	8.677	08/21/28	90,106
184,844	(i)	Asurion LLC, Term Loan B13, (TSFR1M + 4.250%)	8.577	09/19/30	179,807
248,091	(i)	Asurion LLC, Term Loan B9, (TSFR1M + 3.250%)	7.691	07/30/27	248,159
669,510	(i)	Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%)	7.327	06/16/31	671,065
76,500	(i)	Evertec Group, LLC, Term Loan B, (TSFR1M + 2.750%)	7.077	10/15/30	76,978
375,171	(i)	HUB International Limited, Term Loan B, (TSFR3M + 2.500%)	6.769	06/20/30	376,717
317,677	(i)	Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%)	6.577	09/15/31	318,074
360,488	(i)	Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 3.000%)	7.327	07/31/31	362,192
170,000	(i)	Trucordia Insurance Holdings LLC, Term Loan B, (TSFR1M + 3.250%)	7.564	06/17/32	170,531
324,960	(i)	Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%)	7.046	05/06/31	325,501
28,361	(i)	USI, Inc., Term Loan C, (TSFR3M + 2.250%)	6.546	09/27/30	28,320
196,694	(i)	USI, Inc., Term Loan D, (TSFR3M + 2.250%)	6.546	11/23/29	196,586

		TOTAL INSURANCE			4,627,335

		MATERIALS - 0.5%
24,565	(i)	Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%)	7.077	08/19/30	24,578
44,672	(i)	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B4, (TSFR3M + 1.750%)	6.046	12/20/29	44,877
8,058	(i),(n)	Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan, (TSFR3M + 1.625%)	4.601	03/29/32	8,036

See Notes to Financial Statements	45

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS (continued)
$366,167	(i)	Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%)	7.502%	04/13/29	$365,854
116,955	(i)	Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.250%)	7.577	03/29/32	116,631
92,000	(i)	CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%)	8.307	12/29/27	80,730
189,410	(i)	Discovery Purchaser Corporation, Term Loan, (TSFR3M + 3.750%)	8.022	10/04/29	189,351
110,000	(i)	Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%)	7.796	04/02/32	110,120
4,987	(i)	Ineos US Finance LLC, First Lien Term Loan B, (TSFR1M + 3.000%)	7.327	02/07/31	4,770
447,567	(i)	Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%)	9.227	02/09/26	415,276
51,870	(i)	Knife River HoldCo, Term Loan, (TSFR3M + 2.000%)	6.310	03/08/32	52,097
68,996	(i)	Lonza Group AG, Term Loan B, (TSFR3M + 3.925%)	8.321	07/03/28	63,375
117,568	(i)	Nouryon Finance B.V., Term Loan B1, (TSFR3M + 3.250%)	7.510	04/03/28	118,267
14,776	(i)	Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%)	7.550	04/03/28	14,864
27,854	(i)	Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%)	8.191	08/03/26	26,905
93,578	(i)	Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%)	8.290	09/15/28	94,058
54,314	(i)	SupplyOne Inc, (CME Term SOFR 1 Month + 3.500%)	0.000	04/21/31	54,581
140,357	(i)	TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%)	7.691	03/03/28	140,370
16,346	(i),(n)	USALCO, LLC, Delayed Draw Term Loan	1.000	09/30/31	16,456
157,861	(i)	USALCO, LLC, Term Loan B, (TSFR1M + 4.000%)	8.327	09/30/31	158,926

		TOTAL MATERIALS			2,100,122

		MEDIA & ENTERTAINMENT - 0.6%
63,285	(i)	Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M + 4.250%)	8.789	10/28/27	53,149
665,340	(i),(m)	AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M + 7.000%)	11.318	01/04/29	673,657
17,290	(i)	Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%)	6.441	05/03/28	16,728
337,909	(i)	Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M + TSFR3M + 3.500%)	7.826	03/24/31	339,112
123,753	(i)	Century De Buyer LLC, Term Loan B, (TSFR3M + 3.500%)	7.780	10/30/30	124,604
287,605	(i)	Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M + 4.000%)	8.441	08/23/28	285,910
85,398	(i)	CMG Media Corporation, Term Loan, (TSFR3M + 3.500%)	7.896	06/18/29	82,984
137,417	(i)	CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%)	9.000	04/15/27	134,056
613,218	(i)	CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%)	8.812	01/18/28	605,899
35,260	(i)	DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%)	9.541	08/02/27	35,439
139,028	(i)	McGraw-Hill Global Education Holdings, LLC, Term Loan B, (TSFR1M + 3.250%)	7.577	08/06/31	139,666
81,813	(i)	Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%)	6.939	06/02/28	81,838
930	(i)	NEP Group, Inc., Term Loan B, (TSFR3M + 2.375%), (cash 6.344%, PIK 1.500%)	4.672	08/19/26	859
137,587	(i)	Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%)	7.330	02/10/31	138,327
82,134	(i)	Sunrise Financing Partnership, Term Loan AAA, (TSFR3M + 2.500%)	6.793	02/17/32	82,056
100,000	(i)	Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%)	7.373	03/31/31	98,858

		TOTAL MEDIA & ENTERTAINMENT			2,893,142

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
960,132	(i)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.577	05/05/28	965,405
220,000	(i),(o)	OPAL US LLC, (TBD)	TBD	TBD	221,169
318,452	(i)	Organon & Co, Term Loan, (TSFR1M + 2.250%)	6.571	05/19/31	313,939
108,609	(i)	Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%)	6.327	04/20/29	108,834

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,609,347

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
404,858	(i)	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%)	7.077	01/31/30	407,304
45,366	(i)	Cushman & Wakefield U.S. Borrower, LLC, Tranche 2 Incremental Term Loan, (TSFR1M + 3.250%)	7.577	01/31/30	45,668
251,000	(i)	Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%)	7.941	12/08/25	243,988

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			696,960

46	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
$341,145	(i)	Instructure Holdings, Inc., Term Loan, (TSFR6M + 3.000%)	7.205%	11/13/31	$341,904

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			341,904

		SOFTWARE & SERVICES - 2.2%
64,917	(i)	Apttus Corporation, Term Loan B, (TSFR3M + 3.500%)	7.780	05/08/28	65,225
124,000	(i)	Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%)	9.691	01/22/29	115,368
150,000	(i)	Avalara, Inc, Term Loan B, (TSFR3M + 3.250%)	7.546	03/29/32	150,824
220,380	(i)	Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.827%, PIK 7.500%)	11.827	08/01/28	174,100
109,725	(i)	BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.250%)	7.577	11/25/31	110,040
588,360	(i)	Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%)	6.296	01/31/31	590,567
686,683	(i)	Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%)	7.333	07/30/31	683,205
140,125	(i)	Camelot U.S. Acquisition LLC, Incremental Term Loan B, (TSFR1M + 2.750%)	7.077	10/30/26	138,855
113,000	(i)	Clearwater Analytics, LLC, Term Loan B, (TSFR3M + 2.250%)	6.529	04/21/32	113,141
39,900	(i)	Cloud Software Group, Inc., Term Loan, (TSFR3M + 3.750%)	8.046	03/24/31	40,012
125,000	(i)	Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M + 2.750%)	7.074	03/29/32	124,558
368,770	(i)	Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%)	7.074	05/01/31	367,504
324,188	(i)	Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%)	7.458	10/09/31	324,873
69,579	(i)	DTI Holdco, Inc., Term Loan B, (TSFR1M + 4.000%)	8.327	04/26/29	68,877
127,398	(i)	Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 3.000%)	7.327	10/08/29	127,856
477,136	(i)	Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%)	7.077	05/30/31	478,887
98,258	(i)	Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.500%)	7.827	06/27/31	98,626
15,892	(i)	Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%)	6.077	09/12/29	15,888
798,059	(i)	Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M + 2.500%)	6.827	01/30/32	798,835
138,941	(i)	Informatica LLC, Term Loan B, (TSFR1M + 2.250%)	6.577	10/30/28	139,680
116,708	(i)	Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%)	7.333	12/08/31	117,327
83,790	(i)	Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.250%)	7.577	03/22/32	84,216
39,701	(i)	Marcel LUX IV SARL, Term Loan B7, (SOFR30A + 3.500%)	7.760	11/13/30	39,974
447,523	(i)	McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%)	7.316	03/01/29	435,542
52,000	(i)	MedAssets Software Intermediate Holdings, Inc., Second Out Term Loan, (TSFR1M + 4.000%)	8.436	12/18/28	47,060
375,222	(i)	Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%)	7.577	06/17/31	375,345
271,361	(i)	Open Text Corporation, Term Loan B, (TSFR1M + 1.750%)	6.077	01/31/30	271,616
113,850	(i)	Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%)	9.077	03/24/31	109,314
114,425	(i)	PointClickCare Technologies, Inc., Term Loan B, (TSFR6M + 3.250%)	7.416	11/03/31	115,069
133,653	(i)	Polaris Newco LLC, Term Loan B, (TSFR3M + 3.750%)	8.291	06/05/28	130,432
248,120	(i)	Press Ganey Holdings, Inc., First Lien Term Loan B, (TSFR1M + 3.250%)	7.577	04/30/31	248,870
1,114,165	(i),(m)	Project Alpha Intermediate Holding, Inc., First Lien Term Loan B, (TSFR3M + 3.250%)	7.542	10/28/30	1,120,668
137,704	(i)	Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%)	7.327	08/31/28	137,950
53,750	(i)	Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%)	10.679	05/15/28	54,047
242,890	(i)	Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%)	7.179	05/15/28	112,270
162,125	(i)	Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%)	8.577	11/28/28	162,684
64,835	(i)	SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%)	6.327	05/09/31	65,220
87,540	(i)	Surf Holdings, LLC, Incremental Term Loan, (TSFR1M + 3.500%)	7.941	03/05/27	87,976
124,688	(i)	Synechron Inc, Term Loan B, (TSFR3M + 3.750%)	8.030	10/03/31	121,570
136,840	(i)	Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%)	11.296	05/13/27	130,282
83,033	(i)	Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M + 1.750%)	6.077	08/31/28	82,787
580,567	(i)	UKG Inc., Term Loan B, (TSFR1M + 3.000%)	7.311	02/10/31	583,415
48,982	(i)	Vision Solutions, Inc., Incremental Term Loan, (TSFR3M + 4.000%)	8.541	04/24/28	46,631
208,427	(i)	VS Buyer, LLC, First Lien Term Loan B, (TSFR3M + 2.750%)	7.019	04/14/31	209,730
91,770	(i)	WEX Inc., Term Loan, (TSFR1M + 1.750%)	6.077	04/03/28	91,865

See Notes to Financial Statements	47

Portfolio of Investments June 30, 2025 (continued)

NMAI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOFTWARE & SERVICES (continued)
$248,000		X Corp., Term Loan	9.500%	10/29/29	$241,490
344,509	(i)	X Corp., Term Loan, (TSFR1M + 6.500%)	10.927	10/29/29	337,001
171,750	(i)	Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%)	7.077	09/28/29	170,860

		TOTAL SOFTWARE & SERVICES			10,458,132

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
855,574	(i)	CommScope, Inc., Term Loan, (TSFR1M + 5.250%)	9.577	12/17/29	867,247
496,250	(i)	Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%)	7.074	12/03/29	493,280
74,925	(i)	Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%)	6.560	09/22/31	75,370
260,655	(i),(p)	MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%)	4.405	12/01/25	1,961
151,479	(i),(p)	MLN US HoldCo LLC, Second Out Term Loan	0.000	10/18/27	765
33,120	(i)	Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 2.250%), (cash 7.796%, PIK 2.000%)	4.398	07/03/28	16,461
208,765	(i)	Verifone Systems, Inc., Term Loan, (TSFR3M + 5.500%)	10.211	08/21/28	195,926
20,946	(i)	ViaSat, Inc., Term Loan, (TSFR1M + 4.500%)	8.941	03/05/29	20,187
197,497	(i),(m)	ViaSat, Inc., Term Loan, (TSFR1M + 4.500%)	8.926	05/30/30	189,320

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,860,517

		TELECOMMUNICATION SERVICES - 1.0%
128,234	(i)	Altice France S.A., Term Loan B12, (Prime + 2.688%)	10.188	02/02/26	112,830
164,789	(i)	Altice France S.A., Term Loan B13, (Prime + 3.000%)	10.500	08/14/26	145,581
50,870	(i)	Altice France S.A., Term Loan B14, (TSFR3M + 5.500%)	9.756	08/31/28	46,221
243,793	(i)	Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 2.750%)	7.077	11/24/28	244,316
124,684	(i)	Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%)	8.827	09/13/29	118,848
201,761	(b),(i),(p)	Cyxtera DC Holdings, Inc., Term Loan B	0.000	05/01/26	1,110
291,265	(i)	Digicel International Finance Limited, Term Loan, (TSFR3M + 3.750%), (cash 9.530%, PIK 2.250%)	5.890	05/27/27	291,213
756,517	(i)	Frontier Communications Corp., Term Loan B, (TSFR6M + 2.500%)	6.792	07/01/31	757,776
118,588	(i)	Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%)	6.577	09/20/30	118,905
44,000	(i),(o)	LCPR Loan Financing LLC, Term Loan B, (TBD)	TBD	TBD	28,976
262,000	(i)	Level 3 Financing Inc., Term Loan B, (TSFR1M + 4.250%)	8.577	03/29/32	265,221
535,174	(i)	Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%)	6.791	04/15/30	529,282
265,293	(i)	Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%)	10.327	06/01/28	272,588
98,468	(i)	Numericable Group SA, Term Loan B11, (Prime + 1.750%)	9.250	07/31/25	85,914
1,249,001	(i)	Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%)	7.441	03/09/27	1,191,291
230,992	(i)	Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%)	6.926	04/28/28	226,188

		TOTAL TELECOMMUNICATION SERVICES			4,436,260

		TRANSPORTATION - 0.4%
162,638	(i)	Air Canada, Term Loan B, (TSFR1M + 2.000%)	6.322	03/21/31	163,121
105,550	(i)	American Airlines, Inc., Term Loan, (TSFR3M + 2.250%)	6.522	04/20/28	105,014
121,603	(i),(m)	Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M + TSFR3M + 2.500%)	6.816	07/01/31	121,886
185,514	(i)	Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%)	6.827	07/01/31	185,914
59,716	(i)	First Student Bidco Inc, First Lien Term Loan B, (TSFR3M + 2.500%)	6.796	07/21/28	59,819
56,588	(i)	First Student Bidco Inc, Term Loan C, (TSFR3M + 2.500%)	6.796	07/21/28	56,685
340,739	(i)	KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%)	6.827	09/23/31	340,526
131,658	(i)	PODS, LLC, Term Loan B, (TSFR3M + 3.000%)	7.541	03/31/28	126,824
99,653	(i)	SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%)	8.022	10/20/27	100,420
156,000	(i)	Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.750%)	6.980	04/12/32	156,702
222,808	(i)	United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%)	6.275	02/24/31	223,574
83,222	(i)	WestJet Loyalty LP, Term Loan B, (TSFR3M + 3.250%)	7.546	02/14/31	83,336

		TOTAL TRANSPORTATION			1,723,821

		UTILITIES - 0.3%
117,000	(i),(m)	Cornerstone Generation LLC, (CME Term SOFR 1 Month + 3.250%)	7.561	10/28/31	117,731
64,285	(i)	EFS Cogen Holdings I LLC, Term Loan B, (TSFR3M + 3.500%)	7.796	10/03/31	64,653
70,313	(i),(o)	Invenergy Thermal Operating I LLC, (TBD)	TBD	TBD	70,937
4,688	(i),(o)	Invenergy Thermal Operating I LLC, (TBD)	TBD	TBD	4,729
99,250	(i)	Kestrel Acquisition, LLC, Term Loan B, (Prime + TSFR3M + 3.000%)	8.898	11/06/31	99,401
49,875(i)		Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%)	8.796	02/19/32	49,335

48	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$701,474	(i)	Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M + 2.500%)	6.808%	12/15/31	$704,543
269,252	(i)	Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%)	6.808	05/17/30	270,199
2,834	(i)	Vistra Operations Company LLC, First Lien Term Loan B3, (TSFR1M + 1.750%)	6.077	12/20/30	2,844

		TOTAL UTILITIES			1,384,372

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $57,564,181)			57,266,091

		TOTAL LONG-TERM INVESTMENTS (Cost $584,150,741)			642,906,169

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.1%(0.1% of Total Investments)
		REPURCHASE AGREEMENTS - 0.1% (0.1% of Total Investments)
650,000	(q)	Fixed Income Clearing Corporation	4.370	07/01/25	650,000

		TOTAL REPURCHASE AGREEMENTS (Cost $650,000)			650,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $650,000)			650,000

		TOTAL INVESTMENTS - 139.4% (Cost $584,800,741)			643,556,169

		BORROWINGS - (33.0)% (r),(s)			(152,586,000)

		REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (7.6)%(t)			(35,157,286)

		OTHER ASSETS & LIABILITIES, NET - 1.2%			6,002,756

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$461,815,639

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ADR	American Depositary Receipt
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN	Polish Zloty
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
RON	Romanian Leu
S&P	Standard & Poor’s
SOFR30A	30 Day Average Secured Overnight Financing Rate
SOFR90A	90 Day Average Secured Overnight Financing Rate
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

See Notes to Financial Statements	49

Portfolio of Investments June 30, 2025 (continued)

NMAI

TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
TSFR6M	CME Term Secured Overnight Financing Rate 6 Month
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $110,747,652 or 17.2% of Total Investments.
(b)	For fair value measurement disclosure purposes, investment classified as Level 3.
(c)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $24,853,982.
(d)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f)	Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g)	Perpetual security. Maturity date is not applicable.
(h)	$1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was 3.9% of Total Investments.
(i)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(j)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.2% of Total Investments.
(k)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $38,343,170 have been pledged as collateral for reverse repurchase agreements.
(l)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(m)	Portion of investment purchased on a delayed delivery basis.
(n)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(o)	When-issued or delayed delivery security.
(p)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(q)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $650,079 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $663,093.
(r)	Borrowings as a percentage of Total Investments is 23.7%.
(s)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $213,040,734 have been pledged as collateral for borrowings.
(t)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 5.5%.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	757,574	EUR	683,717	Bank of America, N.A.	7/11/25	$(48,290)
EUR	49,833	USD	58,508	Morgan Stanley Capital Services LLC	7/01/25	$192
USD	58,547	EUR	49,833	Morgan Stanley Capital Services LLC	7/11/25	(188)
USD	305,154	HKD	2,395,637	State Street Bank and Trust Company	7/02/25	(25)
USD	75,716	HKD	594,415	State Street Bank and Trust Company	7/02/25	(6)
USD	244,454	HKD	1,919,108	State Street Bank and Trust Company	7/02/25	(20)
USD	1,031,027	HKD	8,094,173	State Street Bank and Trust Company	7/02/25	(84)
USD	226,136	HKD	1,775,298	State Street Bank and Trust Company	7/02/25	(18)
USD	1,078,010	HKD	8,463,022	State Street Bank and Trust Company	7/02/25	(88)

50	See Notes to Financial Statements

USD	70,505	ZAR	1,259,729	State Street Bank and Trust Company	7/02/25	$(651)
USD	428,099	ZAR	7,648,951	State Street Bank and Trust Company	7/02/25	(3,953)
USD	205,078	ZAR	3,664,175	State Street Bank and Trust Company	7/02/25	(1,894)

Total						$(55,025)

Total unrealized appreciation on forward foreign currency contracts						$192

Total unrealized depreciation on forward foreign currency contracts						$(55,217)

See Notes to Financial Statements	51

Portfolio of Investments June 30, 2025

JRI

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 143.8% (99.3% of Total Investments)
		COMMON STOCKS - 69.6% (48.1% of Total Investments)
		ENERGY - 10.5%
131,458		Enbridge Inc	$5,957,676
443,868		Energy Transfer LP	8,047,327
71,881		Enterprise Products Partners LP	2,229,030
78,137		Gibson Energy Inc	1,371,378
134,905		Kinder Morgan Inc	3,966,207
70,649		MPLX LP	3,639,130
45,998		ONEOK Inc	3,754,817
148,215		Pembina Pipeline Corp	5,565,069
137,630		Plains All American Pipeline LP	2,521,382
13,374		Plains GP Holdings LP, Class A	259,857
33,600		TC Energy Corp	1,640,336

		TOTAL ENERGY	38,952,209

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 34.7%
56,730		Acadia Realty Trust	1,053,476
6,535		Aedifica SA	509,922
11,497		Agree Realty Corp	839,971
196,270		Apple Hospitality REIT Inc	2,290,471
120,745		Armada Hoffler Properties Inc	829,518
456,252		British Land Co PLC/The	2,368,019
33,039		Brixmor Property Group Inc	860,336
322,236		Broadstone Net Lease Inc	5,171,888
11,118		BXP Inc	750,131
399,579		CapitaLand Ascendas REIT	843,173
381,869		CapitaLand Integrated Commercial Trust	652,069
21,022		CareTrust REIT Inc	643,273
68,041		Carmila SA	1,338,202
34,294		Centerspace	2,064,156
95,995		Charter Hall Long Wale REIT	258,182
429,991		Charter Hall Retail REIT	1,087,008
61,054		Community Healthcare Trust Inc	1,015,328
50,384		COPT Defense Properties	1,389,591
16,445		Cousins Properties Inc	493,843
88,194		Crombie Real Estate Investment Trust	963,058
11,815		Crown Castle Inc	1,213,755
118,706		CT Real Estate Investment Trust	1,384,286
42,966		CubeSmart	1,826,055
1,103		Daiwa Securities Living Investments Corp	732,230
32,848		Derwent London PLC	934,240
164,866		Dexus	723,588
308,989		Dream Industrial Real Estate Investment Trust	2,675,220
17,957		Elme Communities	285,516
26,078		Equity Residential	1,760,004
26,794		Extra Space Storage Inc	3,950,507
522,511	(a)	FIBRA Macquarie Mexico	835,093
122,332		Four Corners Property Trust Inc	3,291,954
1,954,738		Frasers Centrepoint Trust	3,510,680
620,255		Frasers Logistics & Commercial Trust	417,323
158,809		Gaming and Leisure Properties Inc	7,413,204
13,274		Gecina SA	1,461,260
281,277		Hammerson PLC	1,155,954
25,808		Healthcare Realty Trust Inc	409,315
188,558		Healthpeak Properties Inc	3,301,651
63,602		Highwoods Properties Inc	1,977,386
24,242		Host Hotels & Resorts Inc	372,357
27,323		IGB Real Estate Investment Trust	16,491
4,997		Invincible Investment Corp	2,151,855
698		Japan Metropolitan Fund Invest	494,719
1,991		KDX Realty Investment Corp	2,160,406
7,922		Kilroy Realty Corp	271,804

52	See Notes to Financial Statements

SHARES	DESCRIPTION	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
96,763	Kimco Realty Corp	$2,033,958
19,673	Lamar Advertising Co, Class A	2,387,515
1,742	LaSalle Logiport REIT	1,683,683
20,092	Lineage Inc	874,404
70,673	Link REIT	378,559
1,486,429	LondonMetric Property PLC	4,150,698
242,537	LXP Industrial Trust	2,003,356
984,092	Mapletree Industrial Trust	1,579,560
431,842	Mapletree Logistics Trust	401,432
2,678	Mid-America Apartment Communities Inc	396,371
1,848	Millrose Properties Inc	52,686
20,897	Montea NV	1,606,271
131,069	Nexus Industrial REIT	722,841
130	Nippon Accommodations Fund Inc	106,317
15,606	NNN REIT Inc	673,867
147,087	Omega Healthcare Investors Inc	5,390,739
1,074	Orix JREIT Inc	1,401,082
81,162	Parkway Life Real Estate Investment Trust	261,937
56,696	Postal Realty Trust Inc, Class A	835,132
147,990	Primaris Real Estate Investment Trust	1,599,716
25,792	Rayonier Inc	572,067
44,518	Realty Income Corp	2,564,682
12,799	Rexford Industrial Realty Inc	455,260
90,070	RioCan Real Estate Investment Trust	1,171,390
80,799	Sabra Health Care REIT Inc	1,489,934
25,947	Safestore Holdings PLC	252,162
428,971	Scentre Group	1,007,531
39,255	Simon Property Group Inc	6,310,634
2,522	SITE Centers Corp	28,524
14,078	SL Green Realty Corp	871,428
5,163	Smartstop Self Storage REIT Inc	187,055
4,184	Star Asia Investment Corp	1,662,457
299,613	Stockland	1,058,868
646,133	Tritax Big Box REIT PLC	1,315,624
118,929	UDR Inc	4,855,871
3,519	Unibail-Rodamco-Westfield	338,273
1,228	United Urban Investment Corp	1,323,214
597,560	Vicinity Ltd	975,496
71,290	Warehouses De Pauw CVA	1,746,406
519,202	Waypoint REIT Ltd	841,186
58,291	Wereldhave NV	1,174,724

	TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	128,891,378

	FINANCIAL SERVICES - 0.8%
49,712	Apollo Commercial Real Estate Finance Inc	481,212
31,935	Blackstone Mortgage Trust Inc, Class A	614,749
22,115	KKR Real Estate Finance Trust Inc	193,949
91,230	Starwood Property Trust Inc	1,830,986

	TOTAL FINANCIAL SERVICES	3,120,896

	HEALTH CARE EQUIPMENT & SERVICES - 1.4%
363,315	Sienna Senior Living Inc	5,082,541

	TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,082,541

	MATERIALS - 0.5%
5,872,871	Keppel Infrastructure Trust	1,848,705

	TOTAL MATERIALS	1,848,705

	REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
670,182	Capitaland India Trust	553,400
162,442	Cibus Nordic Real Estate AB publ	3,210,757
427,006	Hongkong Land Holdings Ltd	2,463,825
443,777	Sino Land Co Ltd	472,682
1,741,801	Sirius Real Estate Ltd	2,331,110

See Notes to Financial Statements	53

Portfolio of Investments June 30, 2025 (continued)

JRI

SHARES		DESCRIPTION		VALUE

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
389,619		Swire Properties Ltd		$973,903

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		10,005,677

		TELECOMMUNICATION SERVICES - 0.7%
376,119		HKT Trust & HKT Ltd		562,325
148,385		Infrastrutture Wireless Italiane SpA		1,814,445
50,278	(a)	RAI Way SpA		360,088

		TOTAL TELECOMMUNICATION SERVICES		2,736,858

		TRANSPORTATION - 3.7%
90,350	(a)	Aena SME SA		2,411,783
429,723		Atlas Arteria Ltd		1,440,203
520,390		Dalrymple Bay Infrastructure Ltd		1,456,007
89,915		Enav SpA		415,802
9,581		Grupo Aeroportuario del Pacifico SAB de CV, ADR, ADR		2,199,989
11,218		Grupo Aeroportuario del Sureste SAB de CV, ADR, ADR		3,577,084
236,613		Transurban Group		2,177,066

		TOTAL TRANSPORTATION		13,677,934

		UTILITIES - 14.6%
5,915		American Electric Power Co Inc		613,740
40,055		Capital Power Corp		1,611,907
121,864		CK Infrastructure Holdings Ltd		807,014
81,082		Clearway Energy Inc, Class A		2,453,541
45,802		CLP Holdings Ltd		386,833
83,053		Dominion Energy Inc		4,694,156
5,992		Duke Energy Corp		707,056
532,901		Enel SpA		5,057,608
90,705		Engie SA		2,131,821
8,529		Entergy Corp		708,930
106,258		Evergy Inc		7,324,364
5,619		Eversource Energy		357,481
85,973		Exelon Corp		3,732,948
229,130		Italgas SpA		1,943,645
372,841		National Grid PLC		5,472,806
63,028		National Grid PLC, Sponsored ADR, ADR		4,689,913
39,251		Northwestern Energy Group Inc		2,013,576
22,699		OGE Energy Corp		1,007,382
147,224		Pennon Group PLC		1,015,734
8,574		Pinnacle West Capital Corp		767,116
161,874		REN - Redes Energeticas Nacionais SGPS SA		577,077
662,763		Snam SpA		4,012,162
100,505		Terna - Rete Elettrica Nazionale		1,033,288
37,149		Veolia Environnement SA		1,326,289

		TOTAL UTILITIES		54,446,387

		TOTAL COMMON STOCKS (Cost $225,267,541)		258,762,585

SHARES		DESCRIPTION	RATE	VALUE

		CONVERTIBLE PREFERRED SECURITIES - 1.9% (1.3% of Total Investments)
		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
13,513		Kimco Realty Corp	7.250%	818,077
8,595		LXP Industrial Trust	6.500	398,035

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	1,216,112

		UTILITIES - 1.6%
46,300		NextEra Energy Inc	7.299	2,180,267
73,756		NextEra Energy Inc	6.926	2,931,063
23,200		PG&E Corp	6.000	872,320

		TOTAL UTILITIES		5,983,650

		TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $7,902,410)		7,199,762

54	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 48.3% (33.3% of Total Investments) (b)
		AUTOMOBILES & COMPONENTS - 0.2%
$605,000	(a)	Clarios Global LP / Clarios US Finance Co	6.750%	02/15/30	$629,071

		TOTAL AUTOMOBILES & COMPONENTS			629,071

		CAPITAL GOODS - 1.4%
1,600,000	(a)	Advanced Drainage Systems Inc	6.375	06/15/30	1,636,411
490,000	(a)	Albion Financing 1 SARL / Aggreko Holdings Inc	7.000	05/21/30	500,058
1,080,000	(a)	Chart Industries Inc	7.500	01/01/30	1,130,680
750,000	(a)	Dcli Bidco LLC	7.750	11/15/29	759,719
235,000	(a)	Herc Holdings Inc	7.000	06/15/30	245,424
930,000	(a)	Trinity Industries Inc	7.750	07/15/28	968,629

		TOTAL CAPITAL GOODS			5,240,921

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
715,000	(a)	Cougar JV Subsidiary LLC	8.000	05/15/32	762,102
1,000,000	(a)	Kohl’s Corp	10.000	06/01/30	1,036,519
705,000	(a)	LCM Investments Holdings II LLC	4.875	05/01/29	685,578

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			2,484,199

		CONSUMER SERVICES - 2.1%
EUR 300,000	(c),(d)	Accor SA, Reg S	7.250	N/A	390,049
405,000		Choice Hotels International Inc	5.850	08/01/34	408,159
1,500,000	(a)	Churchill Downs Inc	5.750	04/01/30	1,504,888
725,000	(a)	Hilton Domestic Operating Co Inc	5.875	03/15/33	738,687
400,000	(a)	Merlin Entertainments Group US Holdings Inc	7.375	02/15/31	357,446
995,000		MGM Resorts International	6.500	04/15/32	1,011,233
1,360,000		Piedmont Operating Partnership LP	9.250	07/20/28	1,514,822
695,000	(a)	Six Flags Entertainment Corp / Six Flags Theme Parks Inc	6.625	05/01/32	716,847
295,000	(a)	Vail Resorts Inc	5.625	07/15/30	296,106
200,000	(a)	Viking Ocean Cruises Ship VII Ltd	5.625	02/15/29	199,025
690,000	(a)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp	6.250	03/15/33	694,424

		TOTAL CONSUMER SERVICES			7,831,686

		ENERGY - 13.2%
935,000	(a)	Archrock Partners LP / Archrock Partners Finance Corp	6.250	04/01/28	938,095
1,190,000	(a)	Archrock Partners LP / Archrock Partners Finance Corp	6.625	09/01/32	1,212,417
1,250,000	(a)	Buckeye Partners LP	6.875	07/01/29	1,295,028
1,150,000		Cheniere Energy Partners LP	4.500	10/01/29	1,137,690
510,000	(a)	CNX Midstream Partners LP	4.750	04/15/30	481,732
300,000	(a)	CQP Holdco LP / BIP-V Chinook Holdco LLC	7.500	12/15/33	325,526
200,000	(a)	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.500	06/15/31	197,579
765,000	(a)	Delek Logistics Partners LP / Delek Logistics Finance Corp	8.625	03/15/29	793,980
745,000	(a)	DT Midstream Inc	4.375	06/15/31	713,400
2,148,000	(d)	Enbridge Inc	6.000	01/15/77	2,146,680
1,610,000	(d)	Enbridge Inc	5.500	07/15/77	1,596,646
1,500,000	(d)	Enbridge Inc	6.250	03/01/78	1,505,942
650,000	(d)	Enbridge Inc	5.750	07/15/80	648,181
1,260,000	(d)	Enbridge Inc	7.625	01/15/83	1,328,685
930,000	(d)	Enbridge Inc	8.500	01/15/84	1,035,432
648,000	(d)	Energy Transfer LP	7.125	10/01/54	664,503
1,955,000	(c),(d)	Energy Transfer LP	7.125	N/A	1,991,488
683,000	(c),(d)	Energy Transfer LP	6.500	N/A	686,052
1,117,000	(d),(e)	Energy Transfer LP (TSFR3M + 3.279%)	7.555	11/01/66	1,112,878
580,000	(d)	Energy Transfer LP	8.000	05/15/54	617,053
1,633,000	(d)	Enterprise Products Operating LLC	5.250	08/16/77	1,615,718
2,334,000	(d)	Enterprise Products Operating LLC	5.375	02/15/78	2,295,722
CAD 515,000	(d)	Gibson Energy Inc	5.250	12/22/80	369,098
1,245,000	(a)	Global Partners LP / GLP Finance Corp	8.250	01/15/32	1,309,344
375,000	(a)	Harvest Midstream I LP	7.500	05/15/32	396,063
CAD 780,000	(d)	Inter Pipeline Ltd/AB	6.625	11/19/79	584,506
CAD 670,000	(d)	Keyera Corp	6.875	06/13/79	515,454
CAD 1,110,000	(d)	Keyera Corp	5.950	03/10/81	820,858
1,410,000		ONEOK Inc	5.050	11/01/34	1,372,137
240,000		PBF Holding Co LLC / PBF Finance Corp	6.000	02/15/28	229,521
CAD 1,784,000	(d)	Pembina Pipeline Corp	4.800	01/25/81	1,282,777

See Notes to Financial Statements	55

Portfolio of Investments June 30, 2025 (continued)

JRI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY (continued)
$665,000	(c),(d),(e)	Plains All American Pipeline LP (TSFR3M + 4.372%)	8.698%	N/A	$666,406
150,000	(a)	Rockies Express Pipeline LLC	6.750	03/15/33	156,550
378,000	(a),(d)	South Bow Canadian Infrastructure Holdings Ltd	7.500	03/01/55	390,000
725,000	(a),(d)	South Bow Canadian Infrastructure Holdings Ltd	7.625	03/01/55	752,664
780,000	(a)	Sunoco LP	7.000	05/01/29	812,279
1,500,000	(a)	Sunoco LP	6.250	07/01/33	1,525,048
805,000		Targa Resources Corp	6.125	03/15/33	848,393
370,000		Targa Resources Corp	6.150	03/01/29	389,112
1,500,000	(d)	TransCanada PipeLines Ltd	7.590	05/15/67	1,381,800
1,200,000	(d)	Transcanada Trust	5.600	03/07/82	1,165,631
1,149,000	(d)	Transcanada Trust	5.500	09/15/79	1,137,668
300,000	(d)	Transcanada Trust	5.300	03/15/77	297,954
1,174,000	(d)	Transcanada Trust	5.875	08/15/76	1,175,851
555,000	(a)	TransMontaigne Partners LLC	8.500	06/15/30	577,364
500,000	(a)	Transocean Inc	8.000	02/01/27	492,559
361,905	(a)	Transocean Titan Financing Ltd	8.375	02/01/28	367,609
945,000	(a)	US LIQUIDSCO0	5.584	10/01/34	935,040
720,000	(a)	USA Compression Partners LP / USA Compression Finance Corp	7.125	03/15/29	737,951
3,865,000	(a),(c),(d)	Venture Global LNG Inc	9.000	N/A	3,757,548
125,000	(a)	Venture Global Plaquemines LNG LLC	6.500	01/15/34	125,000

		TOTAL ENERGY			48,912,612

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.3%
1,445,000		Agree LP	4.800	10/01/32	1,429,219
640,000		Alexandria Real Estate Equities Inc	5.250	05/15/36	628,000
825,000		American Assets Trust LP	6.150	10/01/34	824,450
965,000		American Homes 4 Rent LP	5.500	02/01/34	981,132
1,215,000		Essex Portfolio LP	5.500	04/01/34	1,241,076
990,000		Extra Space Storage LP	5.700	04/01/28	1,022,562
925,000		Federal Realty OP LP	5.375	05/01/28	948,032
320,000		GLP Capital LP / GLP Financing II Inc	5.750	06/01/28	327,903
540,000		GLP Capital LP / GLP Financing II Inc	6.750	12/01/33	576,810
1,635,000	(a)	Iron Mountain Inc	6.250	01/15/33	1,681,117
530,000		Kilroy Realty LP	6.250	01/15/36	528,395
500,000		Kimco Realty OP LLC	4.600	02/01/33	492,880
658,000		Kite Realty Group LP	4.000	10/01/26	652,197
845,000		Kite Realty Group LP	5.500	03/01/34	861,434
565,000	(a)	Lineage OP LP	5.250	07/15/30	568,424
645,000		Mid-America Apartments LP	5.300	02/15/32	666,388
1,255,000	(a)	MPT Operating Partnership LP / MPT Finance Corp	8.500	02/15/32	1,313,428
2,115,000	(a)	RHP Hotel Properties LP / RHP Finance Corp	6.500	04/01/32	2,175,165
385,000	(a)	RHP Hotel Properties LP / RHP Finance Corp	6.500	06/15/33	396,067
380,000	(a)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	6.500	02/15/29	367,281
785,000	(a)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	10.500	02/15/28	832,133
270,000	(a)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	8.625	06/15/32	272,740
1,035,000		Ventas Realty LP	5.000	01/15/35	1,017,291

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			19,804,124

		FINANCIAL SERVICES - 1.5%
500,000	(a)	Azorra Finance Ltd	7.750	04/15/30	521,374
215,000	(a),(f)	Azorra Finance Ltd	7.250	01/15/31	219,498
245,000	(a)	HAT Holdings I LLC / HAT Holdings II LLC	8.000	06/15/27	255,248
1,150,000	(a)	Hunt Cos Inc	5.250	04/15/29	1,108,086
375,000	(d)	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	372,108
930,000	(d)	National Rural Utilities Cooperative Finance Corp	7.125	09/15/53	972,374
585,000	(a)	Starwood Property Trust Inc	7.250	04/01/29	615,315
1,445,000	(a)	Starwood Property Trust Inc	6.000	04/15/30	1,461,535

		TOTAL FINANCIAL SERVICES			5,525,538

56	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES - 0.9%
$325,000	(a)	CHS/Community Health Systems Inc	6.000%	01/15/29	$312,607
750,000	(a)	CHS/Community Health Systems Inc	5.250	05/15/30	665,061
600,000	(a)	LifePoint Health Inc	11.000	10/15/30	661,918
500,000	(a)	LifePoint Health Inc	10.000	06/01/32	515,832
625,000	(a)	Prime Healthcare Services Inc	9.375	09/01/29	620,313
500,000		Tenet Healthcare Corp	6.125	06/15/30	508,692

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,284,423

		MEDIA & ENTERTAINMENT - 1.2%
750,000	(a)	Cablevision Lightpath LLC	5.625	09/15/28	724,542
1,463,000	(a)	CCO Holdings LLC / CCO Holdings Capital Corp	6.375	09/01/29	1,492,313
750,000	(a)	CSC Holdings LLC	5.500	04/15/27	716,060
375,000	(a)	CSC Holdings LLC	11.250	05/15/28	373,589
720,000	(a)	Directv Financing LLC / Directv Financing Co-Obligor Inc	5.875	08/15/27	717,650
450,000	(a)	LCPR Senior Secured Financing DAC	6.750	10/15/27	303,115

		TOTAL MEDIA & ENTERTAINMENT			4,327,269

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
1,345,000	(a)	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	1,356,488
750,000		Kennedy-Wilson Inc	4.750	03/01/29	702,911
1,500,000		Tenet Healthcare Corp	6.750	05/15/31	1,551,883

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			3,611,282

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
500,000	(a)	Viasat Inc	6.500	07/15/28	472,545

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			472,545

		TELECOMMUNICATION SERVICES - 2.2%
300,000		EchoStar Corp	10.750	11/30/29	309,000
865,000	(a)	Iliad Holding SASU	8.500	04/15/31	925,226
645,000	(a)	Iliad Holding SASU	7.000	04/15/32	660,855
500,000	(a)	Level 3 Financing Inc	3.750	07/15/29	420,625
750,000	(a)	Level 3 Financing Inc	10.000	10/15/32	757,494
775,000	(a)	Lumen Technologies Inc	4.500	01/15/29	697,500
1,000,000	(a)	Sable International Finance Ltd	7.125	10/15/32	1,002,657
470,000	(a)	Windstream Escrow LLC / Windstream Escrow Finance Corp	8.250	10/01/31	492,224
1,550,000	(a)	Zayo Group Holdings Inc	4.000	03/01/27	1,453,554
717,000	(a)	Zayo Group Holdings Inc	6.125	03/01/28	618,752
910,000	(a)	Zegona Finance PLC	8.625	07/15/29	971,425

		TOTAL TELECOMMUNICATION SERVICES			8,309,312

		TRANSPORTATION - 1.2%
1,406,000	(a)	Air Transport Services Group Inc	7.250	03/15/32	1,490,438
1,725,000	(a)	Brightline East LLC	11.000	01/31/30	1,276,500
550,000	(a)	VistaJet Malta Finance PLC / Vista Management Holding Inc	9.500	06/01/28	565,286
1,200,000	(a)	XPO Inc	7.125	06/01/31	1,254,461

		TOTAL TRANSPORTATION			4,586,685

		UTILITIES - 17.3%
640,000		AEP Transmission Co LLC	5.150	04/01/34	647,309
950,000	(a),(d)	AES Andes SA	8.150	06/10/55	982,875
1,090,000	(d)	AES Corp/The	6.950	07/15/55	1,063,304
967,000	(d)	AES Corp/The	7.600	01/15/55	995,623
CAD 625,000	(d)	AltaGas Ltd	8.900	11/10/83	511,116
CAD 1,425,000	(d)	AltaGas Ltd	7.350	08/17/82	1,095,976
2,010,000	(a),(d)	AltaGas Ltd	7.200	10/15/54	2,010,444
1,055,000		Ameren Illinois Co	4.950	06/01/33	1,069,140
1,295,000	(a)	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC	6.375	02/15/32	1,297,111
CAD 675,000	(d)	Capital Power Corp	7.950	09/09/82	539,559
1,500,000	(a)	Clearway Energy Operating LLC	4.750	03/15/28	1,482,129
1,023,000	(d)	CMS Energy Corp	4.750	06/01/50	994,162
613,000	(d)	CMS Energy Corp	3.750	12/01/50	551,006
1,641,000	(d)	CMS Energy Corp	6.500	06/01/55	1,644,927
545,000	(a)	ContourGlobal Power Holdings SA	6.750	02/28/30	561,546
1,608,000	(d)	Dominion Energy Inc	7.000	06/01/54	1,725,275
2,926,000	(d)	Dominion Energy Inc	6.625	05/15/55	2,969,518
350,000		DTE Electric Co	5.200	03/01/34	357,412

See Notes to Financial Statements	57

Portfolio of Investments June 30, 2025 (continued)

JRI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$2,502,000	(d)	Duke Energy Corp	6.450%	09/01/54	$2,571,587
560,000		Duke Energy Progress LLC	5.100	03/15/34	567,927
426,000	(c),(d)	Edison International	5.375	N/A	401,088
411,000	(d)	Edison International	8.125	06/15/53	396,983
656,000	(c),(d)	Edison International	5.000	N/A	567,074
261,000	(d)	Edison International	7.875	06/15/54	247,263
1,013,000	(a),(c),(d)	Electricite de France SA	9.125	N/A	1,142,588
GBP 900,000	(c),(d)	Electricite de France SA, Reg S	5.875	N/A	1,214,723
1,838,000	(d)	Emera Inc	6.750	06/15/76	1,849,530
1,622,000	(d)	Entergy Corp	7.125	12/01/54	1,678,213
733,000	(d)	EUSHI Finance Inc	7.625	12/15/54	758,810
1,698,000	(d)	Evergy Inc	6.650	06/01/55	1,723,867
2,417,000	(d)	Exelon Corp	6.500	03/15/55	2,458,489
1,125,000	(a)	Ferrellgas LP / Ferrellgas Finance Corp	5.875	04/01/29	1,040,816
649,000	(a)	Ferrellgas LP / Ferrellgas Finance Corp	5.375	04/01/26	642,839
925,000		Interstate Power and Light Co	5.600	06/29/35	950,780
825,000	(a)	ITC Holdings Corp	4.950	09/22/27	833,875
475,000	(a)	LONG RIDGE ENERGY LLC	8.750	02/15/32	493,408
581,000	(d)	NextEra Energy Capital Holdings Inc	6.750	06/15/54	602,770
1,975,000	(d)	NextEra Energy Capital Holdings Inc	6.375	08/15/55	2,016,782
1,301,000	(d)	NextEra Energy Capital Holdings Inc	5.650	05/01/79	1,296,019
2,475,000	(d)	NiSource Inc	6.950	11/30/54	2,576,396
430,000		OGE Energy Corp	5.450	05/15/29	445,139
1,055,000	(a)	Pattern Energy Operations LP / Pattern Energy Operations Inc	4.500	08/15/28	1,022,149
1,580,000	(d)	PG&E Corp	7.375	03/15/55	1,496,292
808,000	(d)	PPL Capital Funding Inc	7.222	03/30/67	803,812
2,219,000	(d)	Sempra	6.400	10/01/54	2,106,556
1,276,000	(d)	Sempra	6.875	10/01/54	1,286,768
850,000	(d)	Sempra	4.125	04/01/52	817,316
1,560,000	(d)	Sempra	6.550	04/01/55	1,479,277
1,679,000	(d)	Southern Co/The	6.375	03/15/55	1,727,646
275,000	(a)	Superior Plus LP / Superior General Partner Inc	4.500	03/15/29	264,488
1,435,000	(a)	TerraForm Power Operating LLC	4.750	01/15/30	1,373,857
537,000	(a),(c),(d)	Vistra Corp	8.000	N/A	550,021
2,568,000	(a),(c),(d)	Vistra Corp	8.875	N/A	2,791,131
333,000	(a),(c),(d)	Vistra Corp	7.000	N/A	337,007
420,000	(a)	XPLR Infrastructure Operating Partners LP	4.500	09/15/27	409,415
830,000	(a)	XPLR Infrastructure Operating Partners LP	7.250	01/15/29	850,860
165,000	(a)	XPLR Infrastructure Operating Partners LP	8.625	03/15/33	176,843

		TOTAL UTILITIES			64,468,836

		TOTAL CORPORATE BONDS (Cost $176,841,089)			179,488,503

SHARES		DESCRIPTION			VALUE

		INVESTMENT COMPANIES - 1.0% (0.7% of Total Investments)
1,280,345		Foresight Environmental Infrastructure Ltd			1,409,487
473,358		Greencoat UK Wind PLC/Funds			782,954
754,942		Sdcl Efficiency Income Trust PLC			581,348
612,931		Sequoia Economic Infrastructure Income Fund Ltd			685,692
112,828		Starwood European Real Estate Finance Ltd			135,514

		TOTAL INVESTMENT COMPANIES (Cost $4,021,055)			3,594,995

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES - 2.2% (1.5% of Total Investments)
500,000	(a),(e)	ARDN 2025-ARCP Mortgage Trust, (TSFR1M + 4.500%)	8.800	06/15/35	502,276
650,000	(a),(e)	BMP 2024-MF23, (TSFR1M + 2.390%)	7.194	06/15/41	652,140
490,000	(a),(e)	BX Commercial Mortgage Trust 2021-21M, (TSFR1M + 2.285%)	6.607	10/15/36	488,243
526,042	(a),(e)	BX Commercial Mortgage Trust 2021-SOAR, (LIBOR 1 M + 1.914%)	1.910	06/15/38	526,275
565,152	(a),(e)	BX Trust 2021-SDMF, (LIBOR 1 M + 1.701%)	2.911	09/15/34	559,907

58	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES (continued)
$ 500,000	(a),(e)	BX Trust 2021-VIEW, (TSFR1M + 3.714%)	8.036%	06/15/36	$500,697
250,000	(a),(e)	BX Trust 2022-LBA6, (TSFR1M + 2.000%)	4.845	01/15/39	249,682
500,000	(a),(e)	BX Trust 2025-LUNR, (TSFR1M + 2.000%)	6.312	06/15/40	501,661
500,000	(a),(e)	DBGS 2024-SBL, (TSFR1M + 2.740%)	7.062	08/15/34	501,363
499,419	(a),(e)	ELP Commercial Mortgage Trust 2021-ELP, (TSFR1M + 2.233%)	6.545	11/15/38	499,169
500,000	(a),(e),(f)	GSAT Trust 2025-BMF, (TSFR1M + 2.500%)	6.820	07/15/30	501,287
500,000	(a),(e)	ILPT Commercial Mortgage Trust 2025-LPF2	6.508	07/15/42	510,518
500,000	(a),(e)	IP 2025-IP Mortgage Trust	5.831	06/10/42	506,644
350,000	(a),(e)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-ACB, (SOFR30A + 2.900%)	7.245	03/15/39	350,643
400,000	(a),(e)	LBA Trust 2024-7IND, (TSFR1M + 2.641%)	6.953	10/15/41	401,705
310,000	(a),(e)	Natixis Commercial Mortgage Securities Trust 2019-MILE, (TSFR1M + 2.829%)	7.141	07/15/36	243,993
525,000	(a),(e)	Natixis Commercial Mortgage Securities Trust 2019-MILE, (TSFR1M + 4.329%)	8.641	07/15/36	351,371
307,618	(a),(e)	TTAN 2021-MHC, (TSFR1M + 1.864%)	6.338	03/15/38	308,230

		TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,363,612)			8,155,804

SHARES		DESCRIPTION	RATE		VALUE

		PREFERRED STOCK - 15.9% (11.0% of Total Investments)
		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.5%
159,015		Agree Realty Corp	4.250		2,698,485
79,797		American Homes 4 Rent	5.875		1,821,765
43,676		American Homes 4 Rent	6.250		1,026,823
64,230		Armada Hoffler Properties Inc	6.750		1,387,368
40,643		DiamondRock Hospitality Co	8.250		994,534
85,182		Digital Realty Trust Inc	5.200		1,701,936
82,544		Digital Realty Trust Inc	5.250		1,738,377
75,588		Digital Realty Trust Inc	5.850		1,734,745
78,287		Federal Realty Investment Trust	5.000		1,568,872
62,633		Kimco Realty Corp	5.125		1,230,738
86,943		Kimco Realty Corp	5.250		1,734,513
2,301		Mid-America Apartment Communities Inc	8.500		124,810
72,708		National Storage Affiliates Trust	6.000		1,625,024
53,970		Pebblebrook Hotel Trust	5.700		883,489
43,067		Pebblebrook Hotel Trust	6.375		755,826
66,575		Pebblebrook Hotel Trust	6.300		1,168,391
32,513		Public Storage	4.625		593,687
14,445		Public Storage	3.950		226,786
42,770		Public Storage	4.000		672,772
50,089		Public Storage	4.100		812,444
15,264		Public Storage	3.875		233,539
14,594		Public Storage	5.050		292,172
36,643		Public Storage	4.875		700,614
11,879		Public Storage	4.700		218,811
38,118		Public Storage	4.000		600,740
35,300		Public Storage	4.750		667,876
34,150		Public Storage	4.125		566,207
9,729		Public Storage	3.900		149,924
68,163		Regency Centers Corp	6.250		1,616,826
69,387		Regency Centers Corp	5.875		1,558,432
92,153		Rexford Industrial Realty Inc	5.625		1,950,879
38,399		Rexford Industrial Realty Inc	5.875		859,946
10,819		RLJ Lodging Trust	1.950		255,978
20,251		Summit Hotel Properties Inc	5.875		359,658
38,516		Summit Hotel Properties Inc	6.250		679,422
51,424		Sunstone Hotel Investors Inc	5.700		958,543
40,419		Sunstone Hotel Investors Inc	6.125		813,230
18,724		UMH Properties Inc	6.375		407,996
86,750		Vornado Realty Trust	5.400		1,482,557
86,241		Vornado Realty Trust	5.250		1,427,289

See Notes to Financial Statements	59

Portfolio of Investments June 30, 2025 (continued)

JRI

SHARES		DESCRIPTION	RATE		VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
75,877		Vornado Realty Trust	5.250%		$1,252,729
77,883		Vornado Realty Trust	4.450		1,121,515

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			42,676,268

		FINANCIAL SERVICES - 0.1%
25,426		Brookfield Finance Inc	4.625		390,543

		TOTAL FINANCIAL SERVICES			390,543

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
25,270		Brookfield Property Partners LP	6.500		381,325
10,309		Brookfield Property Partners LP	6.375		156,078
35,153		Brookfield Property Partners LP	5.750		456,989

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			994,392

		UTILITIES - 4.0%
25,854		BIP Bermuda Holdings I Ltd	5.125		420,645
41,127		Brookfield BRP Holdings Canada Inc	4.625		647,750
13,470		Brookfield Infrastructure Finance ULC	5.000		213,634
65,426		Brookfield Infrastructure Partners LP	5.125		1,094,577
20,719		Brookfield Infrastructure Partners LP	5.000		326,531
75,784		Brookfield Renewable Partners LP	5.250		1,313,337
12,263		CMS Energy Corp	5.625		262,183
20,157		CMS Energy Corp	5.875		444,059
19,998		CMS Energy Corp	5.875		443,956
35,056		CMS Energy Corp	4.200		601,561
52,011		DTE Energy Co	4.375		886,267
50,133		DTE Energy Co	4.375		863,290
37,563		DTE Energy Co	5.250		788,823
38,154		Duke Energy Corp	5.625		899,290
44,545		Duke Energy Corp	5.750		1,083,334
45,803		Georgia Power Co	5.000		940,794
22,463		SCE Trust VII	7.500		499,128
31,175		SCE Trust VIII	6.950		667,768
39,025		Southern Co/The	6.500		1,002,162
24,801		Southern Co/The	4.950		491,060
51,299		Southern Co/The	4.200		901,323
17,592		Southern Co/The	5.250		374,886

		TOTAL UTILITIES			15,166,358

		TOTAL PREFERRED STOCK (Cost $70,076,047)			59,227,561

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 4.9% (3.4% of Total Investments)
		AUTOMOBILES & COMPONENTS - 0.2%
$600,000	(e)	Clarios Global LP, Term Loan B, (TSFR1M + 2.750%)	7.077	01/28/32	601,314

		TOTAL AUTOMOBILES & COMPONENTS			601,314

		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
593,509	(e)	WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.191	03/27/28	588,132

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			588,132

		CONSUMER SERVICES - 0.5%
955,820	(e)	Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%)	6.577	02/06/30	956,537
821,790	(e)	Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%)	6.564	04/16/29	823,536

		TOTAL CONSUMER SERVICES			1,780,073

		FOOD, BEVERAGE & TOBACCO - 0.1%
435,000	(e),(f)	Sazerac Co Inc, (TBD)	TBD	TBD	435,544

		TOTAL FOOD, BEVERAGE & TOBACCO			435,544

60	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MEDIA & ENTERTAINMENT - 0.8%
$1,492,500	(e)	Charter Communications Operating, LLC, Term Loan B5, (TSFR3M + 2.250%)	6.548%	12/15/31	$1,496,515
497,455	(e)	CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%)	8.812	01/18/28	491,518
1,000,000	(e)	Sunrise Financing Partnership, Term Loan AAA, (TSFR3M + 2.500%)	6.793	02/17/32	999,060

		TOTAL MEDIA & ENTERTAINMENT			2,987,093

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
335,000	(e),(f)	Hill Top Energy Center LLC, (TBD)	TBD	TBD	335,209

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			335,209

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
435,000	(e)	CommScope, Inc., Term Loan, (TSFR1M + 5.250%)	9.577	12/17/29	440,936

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			440,936

		TELECOMMUNICATION SERVICES - 0.9%
500,000	(e)	GOGO Intermediate Holdings LLC, Term Loan B, (TSFR1M + 3.750%)	8.191	04/28/28	492,033
994,929	(e)	Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%)	6.791	04/15/30	983,974
1,000,000	(e)	Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%)	6.926	01/31/28	988,545
1,000,000	(e)	Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%)	6.926	04/28/28	979,205

		TOTAL TELECOMMUNICATION SERVICES			3,443,757

		TRANSPORTATION - 0.6%
758,678	(e)	Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M + 1.750%)	6.046	04/10/31	755,613
1,500,000	(e)	NA Rail HoldCo. LLC, Term Loan B, (TSFR3M + 3.000%)	7.310	03/08/32	1,506,562

		TOTAL TRANSPORTATION			2,262,175

		UTILITIES - 1.5%
1,500,000	(e)	Calpine Corporation, Term Loan B10, (TSFR1M + 1.750%)	6.077	01/31/31	1,501,530
498,750	(e)	Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%)	8.796	02/19/32	493,346
989,956	(e)	NRG Energy, Inc., Term Loan, (TSFR3M + 1.750%)	6.030	04/16/31	993,050
1,477,575	(e)	Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M + 2.500%)	6.808	12/15/31	1,484,039
1,004,253	(e)	Vistra Operations Company LLC, First Lien Term Loan B3, (TSFR1M + 1.750%)	6.077	12/20/30	1,007,984

		TOTAL UTILITIES			5,479,949

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $18,315,740)			18,354,182

		TOTAL LONG-TERM INVESTMENTS (Cost $510,787,494)			534,783,392

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.0%(0.7% of Total Investments)
		REPURCHASE AGREEMENTS - 1.0% (0.7% of Total Investments)
3,650,000	(g)	Fixed Income Clearing Corporation	4.370	07/01/25	3,650,000

		TOTAL REPURCHASE AGREEMENTS (Cost $3,650,000)			3,650,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,650,000)			3,650,000

		TOTAL INVESTMENTS - 144.8% (Cost $514,437,494)			538,433,392

		BORROWINGS - (46.0)% (h),(i)			(170,945,000)

		OTHER ASSETS & LIABILITIES, NET - 1.2%			4,377,095

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%		$ 371,865,487

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ADR	American Depositary Receipt

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate

See Notes to Financial Statements	61

Portfolio of Investments June 30, 2025 (continued)

JRI

M	Month
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
SOFR30A	30 Day Average Secured Overnight Financing Rate
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $94,487,001 or 17.5% of Total Investments.
(b)	Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c)	Perpetual security. Maturity date is not applicable.
(d)	$1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was 15.5% of Total Investments.
(e)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f)	When-issued or delayed delivery security.
(g)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $3,650,443 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $3,723,076.
(h)	Borrowings as a percentage of Total Investments is 31.7%.
(i)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $292,893,213 have been pledged as collateral for borrowings.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Futures Contracts - Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. Treasury Ultra 10-Year Note	(54)	9/25	$(6,054,640)	$(6,170,344)	$(115,704)

Interest Rate Swaps - OTC Uncleared

Counterparty	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date(a)	Optional Termination Date	Maturity Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Morgan Stanley	Receive	SOFR	1.994%	Monthly	6/01/18	7/01/27	7/01/27	$112,400,000	$265,713	$265,713

SOFR	Secured Overnight Financing Rate

(a)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

62	See Notes to Financial Statements

Portfolio of Investments June 30, 2025

JRS

(Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS - 140.6% (98.5% of Total Investments)
	COMMON STOCKS - 101.4% (71.0% of Total Investments)
	DATA CENTER REITS - 12.0%
96,147	Digital Realty Trust Inc	$16,761,307
15,041	Equinix Inc	11,964,664

	TOTAL DATA CENTER REITS	28,725,971

	DIVERSIFIED REITS - 0.5%
19,910	WP Carey Inc	1,241,986

	TOTAL DIVERSIFIED REITS	1,241,986

	HEALTH CARE REITS - 15.1%
74,429	Alexandria Real Estate Equities Inc	5,405,778
78,895	Healthcare Realty Trust Inc	1,251,275
403,288	Healthpeak Properties Inc	7,061,573
226,730	Ventas Inc	14,318,000
55,666	Welltower Inc	8,557,534

	TOTAL HEALTH CARE REITS	36,594,160

	HOTEL & RESORT REITS - 3.0%
259,001	Host Hotels & Resorts Inc	3,978,255
12,715	Ryman Hospitality Properties Inc	1,254,589
83,590	Sunstone Hotel Investors Inc	725,561
97,892	Xenia Hotels & Resorts Inc	1,230,502

	TOTAL HOTEL & RESORT REITS	7,188,907

	INDUSTRIAL REITS - 11.6%
141,115	First Industrial Realty Trust Inc	6,791,865
188,691	Prologis Inc	19,835,198
38,825	Rexford Industrial Realty Inc	1,381,005

	TOTAL INDUSTRIAL REITS	28,008,068

	MULTI-FAMILY RESIDENTIAL REITS - 13.6%
30,197	AvalonBay Communities Inc	6,145,089
85,739	Camden Property Trust	9,661,928
92,169	Equity Residential	6,220,486
15,705	Essex Property Trust Inc	4,450,797
19,655	Mid-America Apartment Communities Inc	2,909,137
75,125	UDR Inc	3,067,354

	TOTAL MULTI-FAMILY RESIDENTIAL REITS	32,454,791

	OFFICE REITS - 7.0%
62,270	BXP Inc	4,201,357
103,155	Cousins Properties Inc	3,097,745
175,030	Douglas Emmett Inc	2,632,451
132,800	Kilroy Realty Corp	4,556,368
40,355	SL Green Realty Corp	2,497,975

	TOTAL OFFICE REITS	16,985,896

	OTHER SPECIALIZED REITS - 2.5%
187,590	VICI Properties Inc	6,115,434

	TOTAL OTHER SPECIALIZED REITS	6,115,434

	RETAIL REITS - 19.7%
94,785	Acadia Realty Trust	1,760,157
65,530	Agree Realty Corp	4,787,622
76,205	Federal Realty Investment Trust	7,238,713
161,840	Kimco Realty Corp	3,401,877
313,256	Kite Realty Group Trust	7,095,248
161,529	Macerich Co/The	2,613,539
61,455	NNN REIT Inc	2,653,627
138,850	Realty Income Corp	7,999,148
63,614	Simon Property Group Inc	10,226,587

	TOTAL RETAIL REITS	47,776,518

See Notes to Financial Statements	63

Portfolio of Investments June 30, 2025 (continued)

JRS

SHARES	DESCRIPTION		VALUE

	SELF-STORAGE REITS - 8.4%
191,337	CubeSmart		$8,131,822
31,855	Extra Space Storage Inc		4,696,701
24,850	Public Storage		7,291,487

	TOTAL SELF-STORAGE REITS		20,120,010

	SINGLE-FAMILY RESIDENTIAL REITS - 5.9%
158,702	American Homes 4 Rent, Class A		5,724,381
112,720	Invitation Homes Inc		3,697,216
37,955	Sun Communities Inc		4,800,928

	TOTAL SINGLE-FAMILY RESIDENTIAL REITS		14,222,525

	TELECOM TOWER REITS - 2.1%
21,265	SBA Communications Corp		4,993,873

	TOTAL TELECOM TOWER REITS		4,993,873

	TOTAL COMMON STOCKS (Cost $186,979,048)		244,428,139

SHARES	DESCRIPTION	RATE	VALUE

	CONVERTIBLE PREFERRED SECURITIES - 0.8% (0.6% of Total Investments)
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
30,155	Kimco Realty Corp	7.250%	1,825,584
	TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,825,584

	TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $1,495,537)		1,825,584

SHARES	DESCRIPTION	RATE	VALUE

	PREFERRED STOCK - 38.4% (26.9% of Total Investments)
	DATA CENTER REITS - 3.4%
194,920	Digital Realty Trust Inc	5.200	3,894,501
96,245	Digital Realty Trust Inc	5.850	2,208,823
105,960	Digital Realty Trust Inc	5.250	2,231,518

	TOTAL DATA CENTER REITS		8,334,842

	DIVERSIFIED REITS - 1.2%
34,560	Armada Hoffler Properties Inc	6.750	746,496
10,000	CTO Realty Growth Inc	6.375	201,300
44,840	DigitalBridge Group Inc	7.125	922,359
52,815	DigitalBridge Group Inc	7.150	1,083,764

	TOTAL DIVERSIFIED REITS		2,953,919

	HOTEL & RESORT REITS - 4.8%
90,130	Chatham Lodging Trust	6.625	1,784,574
134,915	DiamondRock Hospitality Co	8.250	3,301,370
21,740	Pebblebrook Hotel Trust	6.300	381,537
151,610	Pebblebrook Hotel Trust	6.375	2,660,756
88,100	Pebblebrook Hotel Trust	5.700	1,442,197
41,335	Sunstone Hotel Investors Inc	6.125	831,660
64,310	Sunstone Hotel Investors Inc	5.700	1,198,738

	TOTAL HOTEL & RESORT REITS		11,600,832

	INDUSTRIAL REITS - 2.9%
56,719	Prologis Inc	8.540	3,150,740
23,316	Rexford Industrial Realty Inc	5.875	522,162
158,030	Rexford Industrial Realty Inc	5.625	3,345,495

	TOTAL INDUSTRIAL REITS		7,018,397

	MULTI-FAMILY RESIDENTIAL REITS - 0.8%
34,353	Mid-America Apartment Communities Inc	8.500	1,863,362

	TOTAL MULTI-FAMILY RESIDENTIAL REITS		1,863,362

	OFFICE REITS - 11.9%
12,713	Highwoods Properties Inc	8.625	13,267,624
144,320	SL Green Realty Corp	6.500	3,147,619
176,330	Vornado Realty Trust	4.450	2,539,152
226,090	Vornado Realty Trust	5.250	3,732,746
222,827	Vornado Realty Trust	5.250	3,687,787

64	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		OFFICE REITS (continued)
126,524		Vornado Realty Trust	5.400%		$2,162,295

		TOTAL OFFICE REITS			28,537,223

		OTHER SPECIALIZED REITS - 0.1%
12,465		EPR Properties	5.750		259,771

		TOTAL OTHER SPECIALIZED REITS			259,771

		RETAIL REITS - 6.7%
109,265		Agree Realty Corp	4.250		1,854,227
144,110		Federal Realty Investment Trust	5.000		2,887,965
156,704		Kimco Realty Corp	5.250		3,126,245
126,039		Kimco Realty Corp	5.125		2,476,666
51,590		Regency Centers Corp	5.875		1,158,711
60,045		Regency Centers Corp	6.250		1,424,267
19,725		Saul Centers Inc	6.125		413,239
130,415		Saul Centers Inc	6.000		2,729,586
3,184		Simon Property Group Inc	8.375		177,540

		TOTAL RETAIL REITS			16,248,446

		SELF-STORAGE REITS - 5.1%
44,661		National Storage Affiliates Trust	6.000		998,173
3,225		Public Storage	4.000		50,729
76,355		Public Storage	4.000		1,203,355
2,940		Public Storage	3.900		45,305
94,460		Public Storage	4.625		1,724,840
26,125		Public Storage	4.750		494,285
16,700		Public Storage	4.700		307,614
83,290		Public Storage	4.875		1,592,505
152,370		Public Storage	5.600		3,416,135
112,599		Public Storage	5.050		2,254,232

		TOTAL SELF-STORAGE REITS			12,087,173

		SINGLE-FAMILY RESIDENTIAL REITS - 1.5%
102,970		American Homes 4 Rent	6.250		2,420,825
42,510		American Homes 4 Rent	5.875		970,503
12,175		UMH Properties Inc	6.375		265,293

		TOTAL SINGLE-FAMILY RESIDENTIAL REITS			3,656,621

		TOTAL PREFERRED STOCK (Cost $110,507,017)			92,560,586

		TOTAL LONG-TERM INVESTMENTS (Cost $298,981,602)			338,814,309

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.2%(1.5% of Total Investments)
		REPURCHASE AGREEMENTS - 2.2% (1.5% of Total Investments)
$176,515	(a)	Fixed Income Clearing Corporation	1.360	07/01/25	176,515
5,150,000	(b)	Fixed Income Clearing Corporation	4.370	07/01/25	5,150,000

		TOTAL REPURCHASE AGREEMENTS (Cost $5,326,515)			5,326,515

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,326,515)			5,326,515

		TOTAL INVESTMENTS - 142.8% (Cost $304,308,117)			344,140,824

		BORROWINGS - (42.5)% (c),(d)			(102,400,000)

		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(815,621)

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$240,925,203

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

REIT	Real Estate Investment Trust

See Notes to Financial Statements	65

Portfolio of Investments June 30, 2025 (continued)

JRS

(a)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $176,522 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $180,186.
(b)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $5,150,625 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $5,253,110.
(c)	Borrowings as a percentage of Total Investments is 29.8%.
(d)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $209,100,537 have been pledged as collateral for borrowings.

Investments in Derivatives

Interest Rate Swaps - OTC Uncleared

Counterparty	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date(a)	Optional Termination Date	Maturity Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Morgan Stanley	Receive	SOFR	1.994%	Monthly	6/01/18	7/01/27	7/01/27	$72,400,000	$171,153	$171,153

SOFR	Secured Overnight Financing Rate

(a)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

66	See Notes to Financial Statements

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)	NMAI	JRI	JRS
ASSETS
Long-term investments, at value†	$642,906,169	$534,783,392	$338,814,309
Short-term investments, at value◇	650,000	3,650,000	5,326,515
Cash	–	846,197	–
Cash denominated in foreign currencies^	103,630	2,834,621	–
Unrealized appreciation on forward foreign currency contracts	192	–	–
Unrealized appreciation on interest rate swaps contracts	–	265,713	171,153
Receivables:
Dividends	396,289	1,496,174	1,501,309
Interest	3,365,758	3,340,182	632
Investments sold	43,684,440	5,659,628	3,207,849
Reclaims	626,339	137,968	–
Reimbursement from Adviser	17,008	105,558	–
Other	70,938	27,987	36,872

Total assets	691,820,763	553,147,420	349,058,639
LIABILITIES
Cash overdraft	13,258,710	–	583
Cash collateral due to broker for investments in swaps(1)	–	89,541	157,199
Borrowings	152,586,000	170,945,000	102,400,000
Reverse repurchase agreements, including accrued interest	35,157,286	–	–
Unrealized depreciation on forward foreign currency contracts	55,217	–	–
Payables:
Management fees	445,086	423,721	244,779
Dividends	4,134,045	3,552,787	4,763,386
Capital gain taxes	187	–	–
Interest	561,420	662,839	426,139
Investments purchased - regular settlement	20,146,393	3,841,936	–
Investments purchased - when-issued/delayed-delivery settlement	3,103,684	1,481,988	–
Unfunded senior loans	123,367	–	–
Variation margin on futures contracts	–	26,156	–
Accrued expenses:
Custodian fees	250,902	183,576	31,631
Investor relations	56,250	10,678	42,528
Trustees fees	66,934	27,299	36,357
Professional fees	37,906	14,059	15,009
Shareholder reporting expenses	15,851	17,403	15,607
Shareholder servicing agent fees	58	2,375	124
Other	5,828	2,575	94

Total liabilities	230,005,124	181,281,933	108,133,436

Net assets applicable to common shares	$461,815,639	$371,865,487	$240,925,203
Common shares outstanding	33,425,645	27,416,679	28,892,471
Net asset value (“NAV”) per common share outstanding	$13.82	$13.56	$8.34
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share	$334,256	$274,167	$288,925
Paid-in capital	421,287,101	555,068,795	216,667,441
Total distributable earnings (loss)	40,194,282	(183,477,475)	23,968,837
Net assets applicable to common shares	$461,815,639	$371,865,487	$240,925,203
Authorized shares:
Common	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited
† Long-term investments, cost	$584,150,741	$510,787,494	$298,981,602
◇ Short-term investments, cost	$650,000	$3,650,000	$5,326,515
^ Cash denominated in foreign currencies, cost	$103,610	$2,805,307	$–

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of Investments.

See Notes to Financial Statements

67

Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)	NMAI	JRI	JRS

INVESTMENT INCOME
Affiliated income	$37,722	$204,594	$–
Dividends	4,751,806	10,038,527	7,114,154
Interest	10,139,990	7,037,656	157,389
Rehypothecation income	25,950	–	–
Tax withheld	(264,500)	(464,409)	–
Total investment income	14,690,968	16,816,368	7,271,543

EXPENSES
Management fees	2,669,845	2,550,872	1,526,899
Shareholder servicing agent fees	691	13,977	–
Interest expense	4,505,221	4,276,744	2,637,874
Trustees fees	11,234	9,712	6,531
Custodian expenses	163,479	141,408	24,337
Investor relations expenses	51,746	68,736	43,073
Professional fees	83,700	35,725	29,913
Shareholder reporting expenses	31,161	28,038	32,457
Stock exchange listing fees	5,241	4,299	4,530
Other	12,389	6,635	1,318
Total expenses	7,534,707	7,136,146	4,306,932

Net investment income (loss)	7,156,261	9,680,222	2,964,611

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments*	23,279,841	1,393,385	4,940,895
Futures contracts	–	305,694	–
Written options	462,943	–	–
Swap contracts	–	1,426,605	918,219
Foreign currency transactions	(172,468)	334,185	(16,553)
Net realized gain (loss)	23,570,316	3,459,869	5,842,561

Change in unrealized appreciation (depreciation) on:
Investments **	9,123,035	20,846,485	(18,418,652)
Forward foreign currency contracts	(113,518)	–	–
Futures contracts	–	(457,684)	–
Written options	(115,914)	–	–
Swap contracts	–	(1,311,484)	(844,764)
Foreign currency translations	49,439	111,266	–
Net change in unrealized appreciation (depreciation)	8,943,042	19,188,583	(19,263,416)

Net realized and unrealized gain (loss)	32,513,358	22,648,452	(13,420,855)

Net increase (decrease) in net assets applicable to common shares from operations	$39,669,619	$32,328,674	$(10,456,244)

* Net of foreign capital gains tax	$(32)	$–	$–

** Net of change in foreign capital gains tax	$(187)	$–	$–

See Notes to Financial Statements

68

Statement of Changes in Net Assets

	NMAI		JRI
	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$7,156,261	$12,289,623	$9,680,222	$14,857,796
Net realized gain (loss)	23,570,316	2,139,980	3,459,869	11,025,082
Net change in unrealized appreciation (depreciation)	8,943,042	21,345,470	19,188,583	(375,263)

Net increase (decrease) in net assets applicable to common shares from operations	39,669,619	35,775,073	32,328,674	25,507,615

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(18,166,838)	(12,673,637)	(21,960,760)	(18,052,526)
Return of Capital	–	(42,562,242)	–	(21,276,701)

Total distributions	(18,166,838)	(55,235,879)	(21,960,760)	(39,329,227)
Net increase (decrease) in net assets applicable to common shares	21,502,781	(19,460,806)	10,367,914	(13,821,612)

Net assets applicable to common shares at the beginning of period	440,312,858	459,773,664	361,497,573	375,319,185

Net assets applicable to common shares at the end of period	$461,815,639	$440,312,858	$371,865,487	$361,497,573

See Notes to Financial Statements

69

Statement of Changes in Net Assets (continued)

	JRS
	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$2,964,611	$2,420,053
Net realized gain (loss)	5,842,561	8,991,450
Net change in unrealized appreciation (depreciation)	(19,263,416)	13,892,645

Net increase (decrease) in net assets applicable to common shares from operations	(10,456,244)	25,304,148

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(9,823,440)	(7,022,713)
Return of Capital	–	(12,624,167)

Total distributions	(9,823,440)	(19,646,880)
Net increase (decrease) in net assets applicable to common shares	(20,279,684)	5,657,268
Net assets applicable to common shares at the beginning of period	261,204,887	255,547,619

Net assets applicable to common shares at the end of period	$240,925,203	$261,204,887

See Notes to Financial Statements

70

Statement of Cash Flows

Six Months Ended June 30, 2025 (Unaudited)	NMAI	JRI	JRS

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$39,669,619	$32,328,674	$(10,456,244)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(341,201,305)	(190,256,693)	(50,548,324)
Proceeds from sale and maturities of investments	349,846,495	206,122,222	64,570,261
Proceeds from (Purchase of) short-term investments, net	25,225,000	8,775,000	4,973,485
Proceeds from (Purchase of) closed foreign currency spot transactions	62,068	154,653	(16,553)
Proceeds from litigation settlement	496	3,411	59
Capital gains and return of capital distributions from investments	135,453	757,571	1,668,104
Amortization (Accretion) of premiums and discounts, net	(243,267)	(101,566)	(12,052)
(Increase) Decrease in:
Receivable for dividends	18,297	(253,260)	11,442
Receivable for interest	(466,319)	19,664	73,260
Receivable for reclaims	75,146	(8,686)	–
Receivable for investments sold	(42,299,173)	(5,491,803)	(3,207,849)
Receivable for reimbursement from Adviser	(65)	21,821	–
Receivable for variation margin on futures contracts	–	28,375	–
Other assets	12,878	831	4,059
Increase (Decrease) in:
Payable for interest	73,931	(178,501)	(102,761)
Payable for investments purchased - regular settlement	20,052,878	3,611,795	(888,933)
Payable for investments purchased - when-issued/delayed-delivery settlement	(2,061,749)	(1,019,277)	–
Payable for unfunded senior loans	84,109	–	–
Payable for variation margin on futures contracts	–	26,156	–
Payable for management fees	(7,725)	(20,266)	(33,907)
Accrued custodian fees	14,941	44,564	6,835
Accrued investor relations fees	25,614	3,369	20,581
Accrued Trustees fees	(13,572)	(2,701)	(7,380)
Accrued professional fees	17,652	8,907	9,749
Accrued shareholder reporting expenses	(26,542)	(27,773)	(15,709)
Accrued shareholder servicing agent fees	(47)	1,011	(693)
Accrued other expenses	5,828	2,575	94
Net realized (gain) loss from investments	(23,279,841)	(1,393,385)	(4,940,895)
Net realized (gain) loss from foreign currency transactions	172,468	(334,185)	16,553
Net realized (gain) loss from written options	(462,943)	–	–
Net realized (gain) loss from paydowns	(137,343)	–	–
Net change in unrealized (appreciation) depreciation of investments	(9,123,035)	(20,846,485)	18,418,652
Net change in unrealized (appreciation) depreciation of forward foreign currency	113,518	–	–
Net change in unrealized (appreciation) depreciation of swap contracts	–	1,311,484	844,764
Net change in unrealized (appreciation) depreciation of written options	115,914	–	–
Net change in unrealized (appreciation) depreciation on foreign currency translations	(49,439)	(111,266)	–
Net cash provided by (used in) operating activities	16,349,940	33,176,236	20,386,598
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	41,750,000	–	–
(Repayments) of borrowings	(11,500,000)	(8,000,000)	(10,000,000)
(Repayments of) reverse repurchase agreements	(33,038,160)	–	–
Increase (Decrease) in:
Cash overdraft	530,705	(4,077,518)	(4,416,544)
Cash collateral due to broker	–	(1,136,225)	(910,000)
Cash distributions paid to common shareholders	(14,032,793)	(18,407,973)	(5,060,054)

Net cash provided by (used in) financing activities	(16,290,248)	(31,621,716)	(20,386,598)
Net increase (decrease) in cash and cash denominated in foreign currencies	59,692	1,554,520	–
Cash and cash denominated in foreign currencies at the beginning of period	43,938	2,126,298	–

Cash and cash denominated in foreign currencies at the end of period	$103,630	$3,680,818	$–

See Notes to Financial Statements

71

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	NMAI	JRI	JRS
Cash paid for interest	$4,413,191	$4,437,091	$2,735,494

See Notes to Financial Statements

72

[This page intentionally left blank.]

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Discount Per Share Repurchased and Retired	Net Asset Value, End of Period	Share Price, End of Period
NMAI
6/30/25(e)	$13.17	$0.21	$0.98	$1.19	$(0.54)	$—	$—	$(0.54)	$—	$13.82	$12.63
12/31/24	13.76	0.37	0.69	1.06	(0.38)	—	(1.27)	(1.65)	—	13.17	12.04
12/31/23	13.41	0.39	1.26	1.65	(0.62)	—	(0.68)	(1.30)	—	13.76	12.30
12/31/22	20.03	0.47	(4.86)	(4.39)	(1.40)	(0.83)	—	(2.23)	—	13.41	11.49
12/31/21(g)	20.00	0.07	0.31	0.38	(0.06)	(0.29)	—	(0.35)	—	20.03	18.65
JRI
6/30/25(e)	13.19	0.35	0.82	1.17	(0.80)	—	—	(0.80)	—	13.56	13.50
12/31/24	13.69	0.54	0.39	0.93	(0.65)	—	(0.78)	(1.43)	—	13.19	12.13
12/31/23	13.57	0.55	0.65	1.20	(0.66)	—	(0.42)	(1.08)	—(h)	13.69	11.72
12/31/22	17.41	0.78	(3.46)	(2.68)	(0.77)	—	(0.39)	(1.16)	—	13.57	11.70
12/31/21	15.84	1.00	1.73	2.73	(1.09)	—	(0.07)	(1.16)	—	17.41	16.12
12/31/20	20.04	0.80	(3.78)	(2.98)	(0.99)	—	(0.23)	(1.22)	—(h)	15.84	13.46
JRS
6/30/25(e)	9.04	0.10	(0.46)	(0.36)	(0.34)	—	—	(0.34)	—	8.34	7.78
12/31/24	8.84	0.08	0.80	0.88	(0.24)	—	(0.44)	(0.68)	—	9.04	8.63
12/31/23	8.12	0.16	1.24	1.40	(0.23)	—	(0.45)	(0.68)	—	8.84	7.82
12/31/22	13.22	0.27	(4.54)	(4.27)	(0.26)	(0.30)	(0.27)	(0.83)	—	8.12	7.56
12/31/21	9.63	0.25	4.10	4.35	(0.20)	(0.56)	—	(0.76)	—	13.22	12.82
12/31/20	11.35	0.26	(1.22)	(0.96)	(0.23)	(0.46)	(0.07)	(0.76)	—	9.63	8.44

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

74

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)(c),(d)	Portfolio Turnover Rate

9.25%	9.64%	$461,816	3.41%(f)	3.24%(f)	55%
7.85	11.46	440,313	3.50	2.66	41
12.87	19.43	459,774	3.68	2.86	46
(21.91)	(26.29)	448,357	2.53	2.88	129
1.90	(5.00)	669,611	1.63 (f)	3.35 (f)	66

9.13	18.34	371,865	3.97 (f)	5.38 (f)	36
7.03	16.12	361,498	4.14	3.99	80
9.32	10.02	375,319	4.07	4.15	59
(15.83)	(20.83)	372,451	2.63	5.09	71
17.73	29.09	477,911	1.82	5.94	73
(14.15)	(19.31)	434,736	2.20	5.26	102

(4.03)	(5.97)	240,925	3.46 (f)	2.38 (f)	14
10.28	19.66	261,205	3.52	0.93	31
18.14	13.46	255,548	3.64	1.88	33
(32.94)	(35.25)	234,497	2.33	2.58	58
46.38	62.73	381,815	1.54	2.16	92
(7.42)	(12.24)	278,287	1.79	2.83	116

(c)

• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

	Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
	NMAI	JRI	JRS
6/30/25(c)	2.04%	2.38%	2.12%
12/31/24	2.06	2.48	2.25
12/31/23	2.32	2.53	2.31
12/31/22	1.04	1.04	1.01
12/31/21	0.12	0.34	0.27
12/31/20	0.01	0.66	0.48

(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Unaudited.
(f)	Annualized.
(g)	For the period November 22, 2021 (commencement of operations) through December 31, 2021.
(h)	Value rounded to zero.

See Notes to Financial Statements

75

Financial Highlights

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund’s last five fiscal periods, as applicable.

	Borrowings
	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $1,000 Share(b)
NMAI
6/30/25(c)	$152,586	$4,027
12/31/24	122,336	4,599
12/31/23	85,416	6,383
12/31/22	175,601	3,553
12/31/21(d)	178,550	4,750
JRI
6/30/25(c)	170,945	3,175
12/31/24	178,945	3,020
12/31/23	151,695	3,474
12/31/22	166,985	3,230
12/31/21	197,935	3,414
12/31/20	166,035	3,618
JRS
6/30/25(c)	102,400	3,353
12/31/24	112,400	3,324
12/31/23	94,400	3,707
12/31/22	104,400	3,246
12/31/21	144,000	3,651
12/31/20	110,000	3,530

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b)

As reset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not epresented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities epresenting indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outtstanding preferred shares, if applicable, and multiplying the result by 100,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.

(c)	Unaudited.
(d)	For the period November 22, 2021 (commencement of operations) through December 31, 2021.

76

Notes to Financial Statements

(Unaudited)

1.  General Information

Fund Information: The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Multi-Asset Income Fund (NMAI)

•	Nuveen Real Asset Income and Growth Fund (JRI)

•	Nuveen Real Estate Income Fund (JRS)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NMAI, JRI and JRS were organized as Massachusetts business trusts on April 22, 2021, January 10, 2012 and August 27, 2001, respectively.

Current Fiscal Period: The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolio, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. For NMAI, the Adviser has entered into sub-advisory agreements (each a “Sub-Advisory Agreement”) with each of Nuveen Asset Management, LLC (“NAM”), Teachers Advisors, LLC (“TAL”) and Winslow Capital Management LLC (“Winslow”), each of which are affiliates of the Adviser. Pursuant to the Sub-Advisory Agreement with NAM, NAM is responsible for the Fund’s dynamic asset allocation strategy and for allocating the Fund’s assets among each of the various Sub- Advisers. NAM, TAL and Winslow under each Sub-Advisory Agreement manages the investment portfolios of the Fund allocated to it. For JRI, the Adviser has entered into a sub-advisory agreement with NAM under which NAM manages the investment portfolio of JRI. For JRS, the Adviser has entered into sub-advisory agreements with Security Capital Research & Management Incorporated (“Security Capital”), under which Security Capital manages JRS’s investment portfolio. The Adviser is responsible for managing the Funds’ investments in swap contracts. NAM, TAL, Winslow and Security Capital are each a “Sub-Adviser”.

2.  Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

NMAI and JRI make monthly cash distributions, while JRS makes quarterly cash distributions to common shareholders of a stated dollar amount per share. Prior to the June 2025 distribution, NMAI made quarterly cash distribution. Subject to approval and oversight by the Board, JRS seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from each Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by common shareholders as a non-taxable distribution (“return of capital”) for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on NAV, the difference will reduce NAV per share. If a Fund’s total return on NAV exceeds total distributions during a calendar year, the excess will be reflected as an increase in NAV per share. The final determination of the source and character of all distributions paid by a Fund during the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of December 31 each year.

The distribution policy for NMAI and JRI, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, Each Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during

Notes to Financial Statements (continued)

any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode.

The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in a Fund’s portfolio. Distributions received from certain securities in which a Fund invests, most notably real estate investment trust securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in a Fund’s ordinary income until such time a Fund is notified by the issuer of the actual tax character. Dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities for distributions during prior calendar year end.

Foreign Currency Transactions and Translation: To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with

(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the reporting period, NMAI’s and JRI’s investments in non-U.S. securities were as follows:

NMAI	Value	% of Total Investments

Country:
Japan	$21,063,194	3.3%
United Kingdom	19,923,253	3.1
France	16,121,638	2.5
Germany	13,877,498	2.2
Spain	10,429,754	1.6
Canada	8,399,759	1.3
Switzerland	7,411,841	1.2
Netherlands	6,855,060	1.1
Mexico	6,713,570	1.1
Australia	4,551,533	0.7
Other	51,955,446	7.9

Total non-U.S. Securities	$167,302,546	26.0%

78

JRI	Value	% of Total Investments

Country:
Canada	$58,559,375	10.9%
United Kingdom	27,316,468	5.1
Italy	14,637,039	2.7
Japan	11,715,963	2.2
Australia	11,025,135	2.0
France	10,929,286	2.0
Singapore	10,068,279	1.9
Mexico	6,612,166	1.2
Hong Kong	6,045,140	1.1
Belgium	3,862,598	0.7
Other	14,876,345	2.8

Total non-U.S. Securities	$175,647,794	32.6%

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Rehypothecation income when applicable, is comprised of fees earned in connection with the rehypothecation of pledged collateral as further described later in these Notes to Financial Statements

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

79

Notes to Financial Statements (continued)

3.  Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

80

NMAI	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Asset-Backed Securities	$–	$2,151,246	$223,423	$2,374,669
Common Stock Rights	–	–	4,982	4,982
Common Stocks	217,876,582	87,148,013	1,253	305,025,848
Corporate Bonds	–	90,173,603	–	90,173,603
Emerging Market Debt and Foreign Corporate Bonds	–	65,340,385	489,325	65,829,710
Exchange-Traded Funds	21,894,021	61,683	–	21,955,704
Mortgage-Backed Securities	–	70,023,038	–	70,023,038
Preferred Stock	6,672,609	207,200	–	6,879,809
U.S. Government and Agency Obligations	–	23,372,715	–	23,372,715
Variable Rate Senior Loan Interests	–	57,264,964	1,127	57,266,091
Short-Term Investments:
Repurchase Agreements	–	650,000	–	650,000
Investments in Derivatives:
Forward Foreign Currency Contracts*	–	(55,025)	–	(55,025)

Total	$246,443,212	$396,337,822	$720,110	$643,501,144

JRI	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$177,977,588	$80,784,997	$–	$258,762,585
Convertible Preferred Securities	7,199,762	–	–	7,199,762
Corporate Bonds	–	179,488,503	–	179,488,503
Investment Companies	3,594,995	–	–	3,594,995
Mortgage-Backed Securities	–	8,155,804	–	8,155,804
Preferred Stock	59,227,561	–	–	59,227,561
Variable Rate Senior Loan Interests	–	18,354,182	–	18,354,182
Short-Term Investments:
Repurchase Agreements	–	3,650,000	–	3,650,000
Investments in Derivatives:
Futures Contracts*	(115,704)	–	–	(115,704)
Interest Rate Swaps*	–	265,713	–	265,713

Total	$247,884,202	$290,699,199	$–	$538,583,401

JRS	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$244,428,139	$–	$–	$244,428,139
Convertible Preferred Securities	1,825,584	–	–	1,825,584
Preferred Stock	92,560,586	–	–	92,560,586
Short-Term Investments:
Repurchase Agreements	–	5,326,515	–	5,326,515
Investments in Derivatives:
Interest Rate Swaps*	–	171,153	–	171,153

Total	$338,814,309	$5,497,668	$–	$344,311,977

*	Represents net unrealized appreciation (depreciation).

4.  Portfolio Securities

Unfunded Commitments: Pursuant to the terms of certain of the variable rate senior loan agreements, NMAI and JRI may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, JRI had no value in outstanding unfunded senior loan commitments, whereas NMAI’s outstanding unfunded senior loan commitments were as follows:

Fund	Outstanding Unfunded Senior Loan Commitments

NMAI	$123,367

Notes to Financial Statements (continued)

Participation Commitments: With respect to the senior loans held in NMAI and JRI portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If the Funds purchases a participation of a senior loan interest, the Funds would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Funds not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty

NMAI	Fixed Income Clearing Corporation	$650,000	$(663,093)

JRI	Fixed Income Clearing Corporation	3,650,000	(3,723,076)

JRS	Fixed Income Clearing Corporation	5,326,515	(5,433,296)

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales and Maturities	U.S. Government Sales

NMAI	$ 324,854,214	$16,347,091	$313,742,857	$36,103,638

JRI	190,256,693	—	206,122,222	—

JRS	50,548,324	—	64,570,261	—

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.  Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Forward Foreign Currency Contracts: During the current fiscal period, NMAI used foreign exchange forwards partially hedge its exposure to non-U.S. dollar denominated positions.

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statements of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities.

The average notional amount of forward foreign currency contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Forward Contracts Outstanding*

NMAI	$2,280,410

82

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.

Fund	Counterparty	Gross Unrealized Appreciation on Forward Foreign Currency Contracts*	Gross Unrealized (Depreciation) on Forward Foreign Currency Contracts*	Net Unrealized	Collateral Pledged to (from) Counterparty	Net Exposure

NMAI	Bank of America, N.A	$-	$(48,290)	$(48,290)	$-	$(48,290)
NMAI	Morgan Stanley Capital Services LLC	192	(188)	4	$-	4
NMAI	State Street Bank and Trust Company	-	(6,739)	(6,739)	$-	(6,739)

*	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.

Futures Contracts: During the current fiscal period, JRI continued to use interest rate futures to partially hedge the portfolio against movements in interest rates.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking- to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*

JRI	$9,464,825

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Options Transactions: The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.

When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.

The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

During the current fiscal period, NMAI purchased and wrote call and put options as part of its overwrite strategy.

The average notional amount of outstanding options purchased during the current fiscal period, was as follows:

83

Notes to Financial Statements (continued)

Fund	Average Notional Amount of Purchased Options Contracts Outstanding*

NMAI	$11,667

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The average notional amount of outstanding options written during the current fiscal period, was as follows:

Fund	Average Notional Amount of Written Options Contracts Outstanding*

NMAI	$33,833,333

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Interest Rate Swap Contracts: During the current fiscal period, JRI and JRS continued to use interest rate swap contracts to partially hedge its interest cost of leverage, which the Funds employed through the use if bank borrowings.

Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).

Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on interest rate swaps contracts on the Statement of Assets and Liabilities.

Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps contracts.

Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps contracts on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) from swaps on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.

The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Interest Rate Swap Contracts Outstanding*

JRI	$112,400,000
JRS	72,400,000

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.

Fund	Counterparty	Gross Unrealized Appreciation Interest (Depreciation) Rate Swaps***	Gross Unrealized Interest Rate Appreciation(Depreciation) Swaps***	Net Unrealized Interest Rate Swaps	Collateral Pledged to (from) Counterparty	Net Exposure

JRI	Morgan Stanley Capital Services LLC	$265,713	$-	265,713	$(232,310)	$33,403
JRS	Morgan Stanley Capital Services LLC	171,153	-	171,153	(157,199)	13,954

***	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.

84

As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
NMAI
Forward Foreign Currency Contracts	Foreign currency exchange rate	Unrealized appreciation on forward contracts	$192	Unrealized depreciation on forward contracts	$(55,217)
JRI
Futures Contracts	Interest rate	-	–	Unrealized depreciation on futures contracts*	(115,704)
Interest Rate Swaps	Interest rate	Unrealized appreciation on interest rate swaps contracts	265,713		–
JRS
Interest Rate Swaps	Interest rate	Unrealized appreciation on interest rate swaps contracts	171,153	–	–

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)

NMAI
Purchased options	Equity	$1,410	*	$1,596 *
Written options	Equity	462,943		(115,914)
Forward foreign currency contracts	Foreign currency exchange rate	–		(113,518)

JRI
Futures contracts	Interest rate	305,694		(457,684)
Swap contracts	Interest rate	1,426,605		(1,311,484)

JRS
Swap contracts	Interest rate	918,219		(844,764)

* Shown as a component of Realized gain (loss) from Investments on the Statement of Operations.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.  Fund Shares

Common Share Transactions: The Funds did not have any transactions in common shares during the Funds’ current and prior fiscal period.

85

Notes to Financial Statements (continued)

7.  Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

NMAI	$592,831,068	$75,775,410	$(25,105,334)	$50,670,076

JRI	518,468,957	40,193,691	(20,079,247)	20,114,444

JRS	313,571,972	61,797,428	(31,057,423)	30,740,005

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
NMAI	$—	$—	$40,625,232	$(21,933,731)	$—	$—	$18,691,501
JRI	—	—	461,367	(194,041,503)	—	(265,253)	(193,845,389)
JRS	—	—	50,003,420	(7,734,446)	—	(211,461)	42,057,513

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

NMAI	$1,864,901	$20,068,830	$21,933,731

JRI	56,281,448	137,760,055	194,041,503

JRS	7,734,446	—	7,734,446

8.  Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Fund from the management fees paid to the advisor.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Managed Assets*	NMAI Fund-Level Fee Rate	JRI Fund-Level Fee Rate	JRS Fund-Level Fee Rate

For the first $500 million	0.7000%	0.8000%	0.7000%

For the next $500 million	0.6750	0.7750	0.6750

For the next $500 million	0.6500	0.7500	0.6500

For the next $500 million	0.6250	0.7250	0.6250

For managed assets over $2 billion	0.6000	0.7000	0.6000

86

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the annual complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee

NMAI	0.1569%

JRI	0.1569

JRS	0.1569

Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in “Affiliated income” on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:

Fund	Value

NMAI	$37,722

JRI	204,594

JRS	—

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized Gain (Loss)

NMAI	$21,825,347	$219,209	$(45,397)

JRI	—	—	—

JRS	—	—	—

9. Fund Leverage

Borrowings: Each Fund entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each Fund’s maximum commitment amount under these Borrowings is as follows:

87

Notes to Financial Statements (continued)

Fund	Commitment Amount

NMAI	$300,000,000
JRI	200,000,000
JRS	150,000,000

As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:

Fund	Outstanding balance on Borrowings

NMAI	$152,586,000
JRI	170,945,000
JRS	102,400,000

For NMAI interest is charged on the Borrowings at a rate per annum equal to OBFR (Overnight Bank Funding Rate) plus a spread that is determined by a portion of the underlying collateral pledged to secure the amount borrowed. The Fund is charged an undrawn fee of 0.50% per annum if the undrawn portion of the Borrowings on that day is more than 20% of the maximum commitment amount, however this fee was waived during the reporting period.

For JRI interest is charged on these Borrowings at Daily SOFR plus 0.600% per annum on the amounts borrowed. For JRS interest is charged on these Borrowings at 1-Month Term SOFR plus 0.610% per annum on the amounts borrowed.

During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

NMAI	181	$128,558,376	4.92%
JRI	181	175,364,890	4.90
JRS	181	107,759,116	4.93

Other Borrowings Information for the Funds: In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.

Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense and other fees incurred on the drawn amount and undrawn balance are recognized as a component of “Interest expense” on the Statement of Operations.

Rehypothecation: NMAI has entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the Pledged Collateral in its own name or in a name other than the Fund to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the Borrowings to which the Pledged Collateral relates and (ii) 33 1?3 % of the Fund total assets. The Fund may designate any Pledged Collateral as ineligible for rehypothecation. The Fund may also recall Hypothecated Securities on demand.

The Fund also has the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the Pledged Collateral and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund income generating potential may decrease. Even if the Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices.

The Fund will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.

As of the end of the reporting period, NMAI had Hypothecated Securities as follows:

NMAI

Hypothecated Securities	$24,853,982

88

NMAI earns Rehypothecation Fees, which are recognized as “Rehypothecation income” on the Statement of Operations. During the current fiscal period, the Rehypothecation Fees earned by NMAI was as follows:

NMAI

Rehypothecation Fees	$25,950

Reverse Repurchase Agreements: During the current fiscal period, NMAI utilized reverse repurchase agreements as a means of leverage.

Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of “Interest expense” on the Statement of Operations.

In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.

As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:

Fund	Counterparty	Rate	Principal Amount	Maturity	Value	Value and Accrued Interest

NMAI	BNP Paribas SA	4.74%	$(21,225,000)	35-day Evergreen	$(21,225,000)	$(21,236,190)

NMAI	Royal Bank of Canada	4.85%	(13,753,000)	On-Demand	(13,753,000)	(13,921,096)

Total			$(34,978,000)		$(34,978,000)	$(35,157,286)

During the current fiscal period, the average daily balance outstanding and average annual interest rate on the Funds’ reverse repurchase agreements were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Weighted Average Interest rate

NMAI	181	$(57,087,001)	4.76%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

Fund	Counterparty	Reverse Repurchase Agreements*	Collateral Pledged to Counterparty

NMAI	BNP Paribas SA	$(21,236,190)	$23,676,060
NMAI	RBC Capital Markets, LLC	(13,921,096)	14,667,110

Total		(35,157,286)	38,343,170

 * Represents gross value and accrued interest for the counterparty as reported in the preceding table.

10.  Inter-Fund Lending Program

Inter-Fund Borrowing and Lending: The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal

89

Notes to Financial Statements (continued)

priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter- fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Shareholder Meeting Report

(Unaudited)

The annual meeting of shareholders for NMAI and JRI was held on April 17, 2025; at this meeting the shareholders were asked to elect Board Members.

The vote totals for NMAI and JRI are set forth below:

	NMAI	JRI
	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
Thomas J. Kenny
For	24,332,025	19,669,239
Withhold	3,191,672	621,623
Total	27,523,697	20,290,862
Joanne T. Medero
For	24,245,520	19,612,663
Withhold	3,278,177	678,199
Total	27,523,697	20,290,862
Albin F. Moschner
For	24,319,554	19,656,953
Withhold	3,204,143	633,909
Total	27,523,697	20,290,862
Loren M. Starr
For	24,260,439	19,242,917
Withhold	3,263,258	1,047,945
Total	27,523,697	20,290,862
Matthew Thornton III
For	24,257,637	19,309,795
Withhold	3,266,060	981,067
Total	27,523,697	20,290,862
Margaret L. Wolff
For	24,182,434	19,235,926
Withhold	3,341,263	1,054,936
Total	27,523,697	20,290,862
Robert L. Young
For	24,271,169	19,320,954
Withhold	3,252,528	969,908
Total	27,523,697	20,290,862

91

(continued)

The annual meeting of shareholders for JRS was held on April 17, 2025; at this meeting the shareholders were asked to elect Board Members.

The vote totals for JRS are set forth below:

JRS
Common Shares
Approval of the Board Members was reached as follows:
Michael A. Forrester
For	21,067,826
Withhold	425,486
Total	21,493,312
Thomas J. Kenny
For	20,983,027
Withhold	510,285
Total	21,493,312
Margaret L. Wolff
For	20,937,487
Withhold	555,825
Total	21,493,312
Robert L. Young
For	20,999,842
Withhold	493,470
Total	21,493,312

92

Additional Fund Information

(Unaudited)

Board of Trustees
Joseph A. Boateng	Michael A. Forrester	Thomas J. Kenny	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Loren M. Starr	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Congress Street Suite 1 Boston, MA 02114-2016	Legal Counsel Chapman and Cutler LLP Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 150 Royall Street Canton, MA 02021 (800) 257-8787

Portfolio of Investments Information Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NMAI	JRI	JRS
Common shares repurchased	0	0	0

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

93

Glossary of Terms Used in this Report

(Unaudited)

19(a) Notice: Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio.

Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

94

Statement Regarding Basis for Approval of Investment Advisory Contract

(Unaudited)

Nuveen Multi-Asset Income Fund

Nuveen Real Asset Income and Growth Fund

Nuveen Real Estate Income Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Boards of Directors or Trustees (as the case may be) of the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”), including the Funds (as defined below), and the group of funds advised by Teachers Advisors, LLC (“TAL” and all such funds, collectively, the “Nuveen funds” or the “funds”) approved the renewal of the investment management agreements (each, an “Investment Management Agreement”) with NFAL and TAL, respectively. TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Boards of Trustees of the Funds also approved the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement”) with: (i) in the case of Nuveen Multi-Asset Income Fund (the “Multi-Asset Fund”), each of Nuveen Asset Management, LLC (“NAM”), TAL and Winslow Capital Management LLC (“Winslow”); (ii) in the case of Nuveen Real Asset Income and Growth Fund (the “Real Asset Fund”), NAM; and (iii) in the case of Nuveen Real Estate Income Fund (the “Real Estate Fund”), Security Capital Research & Management Incorporated (“Security Capital” and, each of NAM, TAL, Winslow and Security Capital, a “Sub-Adviser”). NAM, TAL and Winslow are each an affiliate of the Adviser.

The Boards of Directors or Trustees of the Nuveen funds are each a “Board” or collectively the “Board” (as the context may dictate) and the directors or trustees (as the case may be) are each a “Board Member.” The Board Members of each Board are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, each Board is deemed to be comprised of all disinterested Board Members. References to a Board and the Board Members are interchangeable.

In accordance with applicable law, following up to an initial two-year period, the Board of each Fund considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and each Sub-Adviser are collectively the “Fund Advisers” and each a “Fund Adviser.” Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Advisory Agreements with respect to each Nuveen fund covered by this report (each, a “Fund” and, collectively, the “Funds”).

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective Board of the Nuveen funds and its committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The Board and/or its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices; the derivatives risk management program; management of distributions; valuation of securities; payments to financial intermediaries; securities lending (as applicable); and closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value. The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Fund Advisers, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of each Sub-Adviser and applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the Nuveen funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe.

95

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

With respect to Security Capital, which is not affiliated with the Adviser, the Board of the Real Estate Fund, through independent legal counsel, requested and received materials and information prepared specifically for its review of the Sub-Advisory Agreement applicable to Security Capital. The materials included, among other things, a description of the services provided, a summary of the experience of key personnel and its organizational structure, its fee schedule and a comparison to certain fee data of other clients, an evaluation of the performance of the Real Estate Fund, certain profitability data of Security Capital and indirect benefits to Security Capital.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the respective Sub-Adviser(s) in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality of services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

96

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the applicable Sub-Advisers to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the respective Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing a Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Such services also include managing leverage; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that management actively monitors any discount from net asset value per share at which a fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Advisers and considered that the Sub-Advisers and their investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the fund(s) sub-advised by the respective Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board

97

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds (subject to certain exceptions) as low, medium or high.

The Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the closed-end funds have traded as of specified dates at their quarterly meetings with an annual review of the closed-end fund market for the 2024 calendar year at its February Meeting. In its review, the Board considered, among other things, market conditions for closed-end funds, changes to investment mandates and guidelines, distribution policies, and leverage management; additional share offerings, share repurchases (if any) and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For the Multi-Asset Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund matched the performance of its benchmark for the five-year period ended December 31, 2024. In addition, the Board considered that the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2024. In considering performance, the Board considered that the Performance Peer Group was classified as low for relevancy. The Board considered management’s analysis on the Fund’s performance, including the factors that contributed to or detracted from performance. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For the Real Asset Fund, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the three-year period ended December 31, 2024. The Board further considered the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the quarter ended March 31, 2025. In considering performance, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For the Real Estate Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the five-year period ended December 31, 2024. In considering performance, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

98

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex- wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes) meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe. The Board further considered that differences between the applicable Fund and its Expense Universe, as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

In addition, although the Board reviewed net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs), as applicable, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered each closed-end fund’s net total expense ratio and fees excluding investment- related costs and taxes. The Board also considered that the use of leverage may create a conflict of interest for the respective Adviser and Sub- Adviser(s) given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the fund’s return. The Board Members considered, however, that the Adviser and Sub-Adviser(s) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the respective Fund Adviser has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.

With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to the respective Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to a Sub- Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•	For the Multi-Asset Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•

For the Real Asset Fund, although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Universe median, the Fund’s contractual management fee rate was below the Expense Universe median.

•

For the Real Estate Fund, the Fund’s contractual management fee rate and actual management fee rate matched the Expense Universe median, and the Fund’s net total expense ratio was below the Expense Universe median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, the affiliated Sub-Advisers and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services

99

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

With respect to Security Capital, the Board Members reviewed certain fee data that the Sub-Adviser charges for other clients with comparable strategies to the Real Estate Fund. The Board Members considered that the Sub-Advisory Agreement with Security Capital, including the fees thereunder, was the result of arm’s length negotiations and Security Capital’s fees were reasonable in relation to the fees it assessed other clients.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated Sub-Advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser of certain other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser of certain other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

With respect to Security Capital, the Board Members considered a profitability and/or margin analysis for the Sub-Adviser, generally including revenues, expenses and operating margins for its advisory services to the Real Estate Fund for the 2024 and 2023 calendar years. The Board considered that the sub-advisory fee would have been established through arm’s length negotiations between the Adviser and Security Capital, and the Adviser pays Security Capital out of its own revenues.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Advisers received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with the affiliated Sub-Advisers) and Security Capital’s level of profitability from their relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of

100

scale, including, among other things, through the use of breakpoints in the management fee schedule, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

Although closed-end funds may make additional share offerings from time to time, the Board considered that closed-end funds have a more limited ability to increase their assets to attain additional economies of scale because the growth of their assets will occur primarily from the appreciation of their investment portfolios.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and/or affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Advisers (except as noted) may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered (a) with respect to the Nuveen funds advised by the Adviser and sub-advised by an affiliated Sub-Adviser, reimbursements of such costs by the Adviser and/or the applicable affiliated Sub-Adviser, and (b) with respect to the Real Estate Fund, reimbursements of such costs by Security Capital.

The Adviser and its affiliates may also benefit from the advisory relationships with the Nuveen funds to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

101

[This page intentionally left blank.]

[This page intentionally left blank.]

Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Nuveen Securities, LLC, member FINRA and SIPC |333 West Wacker Drive | Chicago, IL 60606 |www.nuveen.com	ESA-C-0625P	4631618

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Asset Income Fund

Date: September 5, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: September 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)